                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Post-Effective Amendment No. 21 [X]
                              (File No. 333-42257)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 54 [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                        RiverSource of New York Account 8

                               Name of Depositor:
                   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                             Elisabeth A. Dahl, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on May 1, 2008 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2008


RIVERSOURCE




SUCCESSION SELECT()(R) VARIABLE LIFE INSURANCE


AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

             20 Madison Avenue Extension
             Albany, NY 12203
             Telephone: (800) 541-2251
             Website address: riversource.com/lifeinsurance
             RIVERSOURCE OF NEW YORK ACCOUNT 8

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select - NY).

The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   1

TABLE OF CONTENTS


FEE TABLES.......................................   3
    Transaction Fees.............................   3
    Charges Other than Fund Operating Expenses...   3
    Annual Operating Expenses of the Funds.......   6
POLICY BENEFITS AND RISKS........................  10
    Policy Benefits..............................  10
    Policy Risks.................................  13
    Fund Risks...................................  15
LOADS, FEES AND CHARGES..........................  16
    Premium Expense Charge.......................  16
    Monthly Deduction............................  16
    Surrender Charge.............................  17
    Partial Surrender Charge.....................  18
    Mortality and Expense Risk Charge............  18
    Transfer Charge..............................  18
    Annual Operating Expenses of the Funds.......  18
    Effect of Loads, Fees and Charges............  18
    Other Information on Charges.................  18
RIVERSOURCE LIFE OF NY...........................  18
THE VARIABLE ACCOUNT AND THE FUNDS...............  19
    Relationship Between Funds and Subaccounts...  35
    Substitution of Investments..................  35
    Voting Rights................................  35
THE FIXED ACCOUNT................................  35
PURCHASING YOUR POLICY...........................  36
    Application..................................  36
    Premiums.....................................  36
    Limitation on the Use of the Policy..........  37
POLICY VALUE.....................................  37
    Fixed Account................................  37
    Subaccounts..................................  37
POLICY VALUE CREDITS.............................  38
KEEPING THE POLICY IN FORCE......................  39
    Minimum Initial Premium Period...............  39
    Death Benefit Guarantee......................  39
    Grace Period.................................  39
    Reinstatement................................  40
    Exchange Right...............................  40
PROCEEDS PAYABLE UPON DEATH......................  40
    Change in Death Benefit Option...............  41
    Changes in Specified Amount..................  41
    Misstatement of Age or Sex...................  41
    Suicide......................................  41
    Beneficiary..................................  42
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS....................................  42
    Restrictions on Transfers....................  42
    Fixed Account Transfer Policies..............  44
    Minimum Transfer Amounts.....................  44
    Maximum Transfer Amounts.....................  44
    Maximum Number of Transfers Per Year.........  44
    Automated Transfers..........................  44
    Automated Dollar-Cost Averaging..............  45
    Asset Rebalancing............................  46
    Portfolio Navigator Asset Allocation
       Program...................................  46
POLICY LOANS.....................................  49
    Minimum Loan Amounts.........................  49
    Maximum Loan Amounts.........................  49
    Allocation of Loans to Accounts..............  49
    Repayments...................................  49
    Overdue Interest.............................  49
    Effect of Policy Loans.......................  49
POLICY SURRENDERS................................  50
    Total Surrenders.............................  50
    Partial Surrenders...........................  50
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER......................................  50
PAYMENT OF POLICY PROCEEDS.......................  51
    Payment Options..............................  51
    Deferral of Payments.........................  51
FEDERAL TAXES....................................  52
    RiverSource Life of NY's Tax Status..........  52
    Taxation of Policy Proceeds..................  52
    Modified Endowment Contracts.................  54
    Other Tax Considerations.....................  54
    Split Dollar Arrangements....................  55
DISTRIBUTION OF THE POLICY.......................  56
LEGAL PROCEEDINGS................................  58
POLICY ILLUSTRATIONS.............................  58
KEY TERMS........................................  62
FINANCIAL STATEMENTS.............................  63





 2  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES

                  CHARGE                             WHEN CHARGE IS DEDUCTED                         AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE                      When you pay premium.                       3.5% of each premium payment.
----------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE(A)                         When you surrender your policy for its      Rate per $1,000 of the initial specified
                                            full cash surrender value, or the policy    amount:
                                            lapses, during the first 15 policy years.
                                                                                        MINIMUM: $1.81 -- Female, Standard
                                                                                        Nonsmoker, Age 15;
                                                                                        Male, Standard Nonsmoker, Age 90
                                                                                        MAXIMUM: $34.51 -- Female, Nonsmoker, Age
                                                                                        70;
                                                                                        Male, Nonsmoker, Age 70
                                                                                        REPRESENTATIVE INSUREDS: $18.69 -- Male,
                                                                                        Standard Nonsmoker, Age 55; Female,
                                                                                        Standard Nonsmoker, Age 55
----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE                    When you surrender part of the value of     The lesser of:
                                            your policy.                                $25; or
                                                                                        2% of the amount surrendered.
----------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                             Upon transfer, if we impose a limit of
                                            twelve transfers per year by mail or phone  MAXIMUM: Up to $25 per transfer in excess
                                            per policy year.                            of five.
                                                                                        CURRENT: No charge.
----------------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND ELECTRONIC FUND   When we pay policy proceeds by express      $15 -- United States
TRANSFERS OF LOAN PAYMENTS AND SURRENDERS   mail or electronic fund transfer.           $30 -- International
----------------------------------------------------------------------------------------------------------------------------------
(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES

                  CHARGE                             WHEN CHARGE IS DEDUCTED                         AMOUNT DEDUCTED
COST OF INSURANCE CHARGES (A)               Monthly.                                    Monthly rate per $1,000 of net amount at
                                                                                        risk:
                                                                                        MINIMUM: $.00006 -- Female, Standard, Age
                                                                                        15; Female, Standard, Age 15: Duration 1
                                                                                        MAXIMUM: $83.33 -- Male, Smoker, Age 85;
                                                                                        Male, Smoker, Age 90: Duration 15
                                                                                        REPRESENTATIVE INSUREDS: $.0044 -- Male,
                                                                                        Standard Nonsmoker, Age 55; Female,
                                                                                        Standard Nonsmoker, Age 55: Duration 1
----------------------------------------------------------------------------------------------------------------------------------
(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.

      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   3

                  CHARGE                             WHEN CHARGE IS DEDUCTED                         AMOUNT DEDUCTED
POLICY FEE                                  Monthly.
                                                                                        MAXIMUM:
                                                                                        - $20 per month for first 10 policy years;
                                                                                          and
                                                                                        - $7.50 per month for policy years 11+.
                                                                                        CURRENT:
                                                                                        - $20 per month for the first 10 policy
                                                                                          years.
----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE CHARGE(A)                    Monthly.                                    Monthly rate per $1,000 of initial
                                                                                        specified amount:
                                                                                        MAXIMUM:

                                                                                    Years 1-10            $.07
                                                                                    Years 11+             $.02
                                                                                    CURRENT:

                                                     YOUNGEST INSURED'S AGE
                                                Per $1,000 of initial specified
                                                        amount per month

                                                                                                15-39  40-59  60+
                                                                                                -----  -----  ----
                                                                                    Years 1-10  $.04   $.05   $.06
                                                                                    Years 11+   $.00   $.00   $.00

                                                                                        REPRESENTATIVE INSUREDS: Male, Standard
                                                                                        Nonsmoker, Age 55; Female, Standard
                                                                                        Nonsmoker, Age 55

                                                                                    Years 1-10            $.07
                                                                                    Years 11+             $.02

----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE           Daily.
                                                                                        MAXIMUM:
                                                                                        - .90% of the average daily net asset
                                                                                          value of the subaccounts for all policy
                                                                                          years.
                                                                                        CURRENT:
                                                                                        - .90% of the average daily net asset
                                                                                          value of the subaccounts for policy
                                                                                          years 1-10; and
                                                                                        - .45% of the average daily net asset
                                                                                          value of the subaccounts for policy
                                                                                          years 11+.
----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON LOANS                      Charged daily and due at the end of the     MAXIMUM: 6% per year.
                                            policy year.                                CURRENT:
                                                                                        - 6% for policy years 1-10;
                                                                                        - 4% for policy years 11+.
----------------------------------------------------------------------------------------------------------------------------------

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.
(b) This rider will terminate if one of the following circumstances occurs: (1) four year-policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.
(c) The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies.

 4  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

                  CHARGE                             WHEN CHARGE IS DEDUCTED                         AMOUNT DEDUCTED
FOUR-YEAR TERM INSURANCE RIDER              Monthly.                                    Monthly rate per $1,000 of the cost of
(FYT)(A),(B)                                                                            insurance amount:
                                                                                        MINIMUM: $.00006 -- Female, Standard, Age
                                                                                        15; Female, Standard, Age 15; Duration 1
                                                                                        MAXIMUM: $18.51 -- Male, Smoker, Age 85;
                                                                                        Male, Smoker, Age 90: Duration 4
                                                                                        REPRESENTATIVE INSUREDS: $.0044 -- Male,
                                                                                        Standard Nonsmoker, Age 55; Female,
                                                                                        Standard Nonsmoker, Age 55: Duration 1
----------------------------------------------------------------------------------------------------------------------------------
POLICY SPLIT OPTION RIDER (PSO)             Monthly.                                    Monthly rate is $.06 per $1,000 of the
                                                                                        current base policy specified amount plus
                                                                                        the STR specified amount.
----------------------------------------------------------------------------------------------------------------------------------
SURVIVOR TERM RIDER (STR)(A),(C)            Monthly.                                    Monthly rate per $1,000 of the cost of
                                                                                        insurance amount:
                                                                                        MINIMUM: $.00006 -- Female, Standard
                                                                                        Nonsmoker, Age 15; Female, Standard
                                                                                        Nonsmoker, Age 15; Duration 1
                                                                                        MAXIMUM: $83.33 -- Male, Smoker, Age 75;
                                                                                        Male, Smoker, Age 75; Duration 25
                                                                                        REPRESENTATIVE INSUREDS: $.0044 -- Male,
                                                                                        Standard Nonsmoker, Age 55; Female,
                                                                                        Standard Nonsmoker, Age 55; Duration 1
----------------------------------------------------------------------------------------------------------------------------------

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.
(b) This rider will terminate if one of the following circumstances occurs: (1) four year-policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.
(c) The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies.

      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   5

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                ACQUIRED FUND          GROSS TOTAL
                               MANAGEMENT        12B-1           OTHER            FEES AND                ANNUAL
                                  FEES            FEES          EXPENSES         EXPENSES**              EXPENSES
 AIM V.I. Capital                0.61%           0.25%           0.27%               --%                 1.13%
 Appreciation Fund, Series
 II Shares
 AIM V.I. Capital                0.75            0.25            0.31                --                  1.31(1)
 Development Fund, Series
 II Shares
 AIM V.I. Dynamics Fund,         0.75              --            0.36                --                  1.11
 Series I Shares
 AIM V.I. Financial              0.75              --            0.36                --                  1.11
 Services Fund, Series I
 Shares
 AIM V.I. International          0.71            0.25            0.36              0.01                  1.33(1)
 Growth Fund, Series II
 Shares
 AIM V.I. Technology Fund,       0.75              --            0.35              0.01                  1.11
 Series I Shares
 AllianceBernstein VPS           0.55            0.25            0.04                --                  0.84
 Growth and Income
 Portfolio (Class B)
 AllianceBernstein VPS           0.75            0.25            0.06                --                  1.06
 International Value
 Portfolio (Class B)
 AllianceBernstein VPS           0.75            0.25            0.07                --                  1.07
 Large Cap Growth
 Portfolio (Class B)
 American Century VP             1.10            0.25            0.01                --                  1.36
 International, Class II
 American Century VP             0.83            0.25            0.01                --                  1.09
 Value, Class II
 Calvert Variable Series,        0.70              --            0.20                --                  0.90
 Inc. Social Balanced
 Portfolio
 Columbia High Yield Fund,       0.78            0.25            0.12                --                  1.15(2)
 Variable Series, Class B
 Credit Suisse                   0.50            0.25            0.28                --                  1.03(3)
 Trust - Commodity Return
 Strategy Portfolio
 Eaton Vance VT                  0.57            0.25            0.32                --                  1.14
 Floating-Rate Income Fund
 Evergreen VA Fundamental        0.58            0.25            0.17                --                  1.00
 Large Cap Fund - Class 2
 Fidelity(R) VIP                 0.56            0.25            0.09                --                  0.90
 Contrafund(R) Portfolio
 Service Class 2
 Fidelity(R) VIP Growth &        0.46            0.25            0.12                --                  0.83
 Income Portfolio Service
 Class 2
 Fidelity(R) VIP Mid Cap         0.56            0.25            0.10                --                  0.91
 Portfolio Service Class 2
 Fidelity(R) VIP Overseas        0.71            0.25            0.14                --                  1.10
 Portfolio Service Class 2
 FTVIPT Franklin Global          0.75            0.25            0.31                --                  1.31(4)
 Real Estate Securities
 Fund - Class 2
 FTVIPT Franklin Small Cap       0.51            0.25            0.15              0.02                  0.93(5)
 Value Securities
 Fund - Class 2
 FTVIPT Mutual Shares            0.59            0.25            0.13                --                  0.97
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap       0.80              --            0.07                --                  0.87
 Value
 Fund - Institutional
 Shares
 Goldman Sachs VIT               0.65              --            0.07                --                  0.72(6)
 Structured U.S. Equity
 Fund - Institutional
 Shares
 Janus Aspen Series Global       0.64            0.25            0.18              0.01                  1.08
 Technology Portfolio:
 Service Shares
 Janus Aspen Series              0.64            0.25            0.06                --                  0.95
 International Growth
 Portfolio: Service Shares
 Janus Aspen Series Large        0.64            0.25            0.02              0.01                  0.92
 Cap Growth Portfolio:
 Service Shares


 6  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                ACQUIRED FUND          GROSS TOTAL
                               MANAGEMENT        12B-1           OTHER            FEES AND                ANNUAL
                                  FEES            FEES          EXPENSES         EXPENSES**              EXPENSES
 Lazard Retirement               0.75%           0.25%           0.18%               --%                 1.18%
 International Equity
 Portfolio - Service
 Shares
 MFS(R) Investors Growth         0.75            0.25            0.11                --                  1.11
 Stock Series - Service
 Class
 MFS(R) New Discovery            0.90            0.25            0.11                --                  1.26
 Series - Service Class
 MFS(R) Utilities                0.75            0.25            0.10                --                  1.10(7)
 Series - Service Class
 Oppenheimer Global              0.62            0.25            0.02                --                  0.89
 Securities Fund/VA,
 Service Shares
 Oppenheimer Main Street         0.70            0.25            0.02                --                  0.97
 Small Cap Fund/VA,
 Service Shares
 Oppenheimer Strategic           0.57            0.25            0.02              0.02                  0.86(8)
 Bond Fund/VA, Service
 Shares
 PIMCO VIT All Asset             0.18            0.25            0.25              0.69                  1.37(9)
 Portfolio, Advisor Share
 Class
 Pioneer Equity Income VCT       0.65            0.25            0.05                --                  0.95
 Portfolio - Class II
 Shares
 Pioneer International           0.85            0.25            0.32                --                  1.42
 Value VCT
 Portfolio - Class II
 Shares
 Putnam VT Health Sciences       0.70            0.25            0.13                --                  1.08
 Fund - Class IB Shares
 Putnam VT International         0.73            0.25            0.11              0.01                  1.10
 Equity Fund - Class IB
 Shares
 Putnam VT Vista                 0.65            0.25            0.11                --                  1.01
 Fund - Class IB Shares
 RVST Disciplined Asset            --            0.25            0.30              0.76                  1.31(10)
 Allocation(SM)
 Portfolios - Aggressive
 RVST Disciplined Asset            --            0.25            0.30              0.64                  1.19(10)
 Allocation(SM)
 Portfolios - Conservative
 RVST Disciplined Asset            --            0.25            0.30              0.70                  1.25(10)
 Allocation(SM)
 Portfolios - Moderate
 RVST Disciplined Asset            --            0.25            0.30              0.73                  1.28(10)
 Allocation(SM)
 Portfolios - Moderately
 Aggressive
 RVST Disciplined Asset            --            0.25            0.30              0.67                  1.22(10)
 Allocation(SM)
 Portfolios - Moderately
 Conservative
 RVST RiverSource(R)             0.70            0.13            0.16                --                  0.99(11)
 Partners Variable
 Portfolio - Fundamental
 Value Fund
 (previously
 RiverSource(R) Variable
 Portfolio - Fundamental
 Value Fund)
 RVST RiverSource(R)             0.83            0.13            1.13                --                  2.09(11)
 Partners Variable
 Portfolio - Select Value
 Fund
 (previously
 RiverSource(R) Variable
 Portfolio - Select Value
 Fund)
 RVST RiverSource(R)             0.97            0.13            0.18                --                  1.28(11)
 Partners Variable
 Portfolio - Small Cap
 Value Fund
 (previously
 RiverSource(R) Variable
 Portfolio - Small Cap
 Value Fund)
 RVST RiverSource(R)             0.53            0.13            0.14                --                  0.80
 Variable
 Portfolio - Balanced Fund
 RVST RiverSource(R)             0.33            0.13            0.14                --                  0.60
 Variable Portfolio - Cash
 Management Fund
 RVST RiverSource(R)             0.45            0.13            0.16                --                  0.74
 Variable
 Portfolio - Diversified
 Bond Fund
 RVST RiverSource(R)             0.59            0.13            0.14                --                  0.86
 Variable
 Portfolio - Diversified
 Equity Income Fund
 RVST RiverSource(R)             0.68            0.13            0.19                --                  1.00(11)
 Variable
 Portfolio - Global Bond
 Fund
 RVST RiverSource(R)             0.44            0.13            0.17                --                  0.74(11)
 Variable
 Portfolio - Global
 Inflation Protected
 Securities Fund
 RVST RiverSource(R)             0.60            0.13            0.16                --                  0.89
 Variable
 Portfolio - Growth Fund
 RVST RiverSource(R)             0.59            0.13            0.15                --                  0.87
 Variable Portfolio - High
 Yield Bond Fund
 RVST RiverSource(R)             0.61            0.13            0.17                --                  0.91
 Variable
 Portfolio - Income
 Opportunities Fund
 RVST RiverSource(R)             0.58            0.13            0.15                --                  0.86
 Variable
 Portfolio - Large Cap
 Equity Fund
 RVST RiverSource(R)             0.59            0.13            0.36                --                  1.08(11)
 Variable
 Portfolio - Large Cap
 Value Fund
 RVST RiverSource(R)             0.58            0.13            0.15                --                  0.86
 Variable Portfolio - Mid
 Cap Growth Fund
 RVST RiverSource(R)             0.73            0.13            0.17                --                  1.03(11)
 Variable Portfolio - Mid
 Cap Value Fund
 RVST RiverSource(R)             0.22            0.13            0.17                --                  0.52(11)
 Variable Portfolio - S&P
 500 Index Fund
 RVST RiverSource(R)             0.48            0.13            0.18                --                  0.79
 Variable
 Portfolio - Short
 Duration U.S. Government
 Fund
 RVST RiverSource(R)             0.68            0.13            0.20                --                  1.01(11)
 Variable
 Portfolio - Small Cap
 Advantage Fund
 RVST Threadneedle(R)            1.11            0.13            0.26                --                  1.50
 Variable
 Portfolio - Emerging
 Markets Fund
 (previously
 RiverSource(R) Variable
 Portfolio - Emerging
 Markets Fund)
 RVST Threadneedle(R)            0.69            0.13            0.19                --                  1.01
 Variable
 Portfolio - International
 Opportunity Fund
 (previously
 RiverSource(R) Variable
 Portfolio - International
 Opportunity Fund)
 Van Kampen Life                 0.56            0.25            0.03                --                  0.84
 Investment Trust Comstock
 Portfolio, Class II
 Shares


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                ACQUIRED FUND          GROSS TOTAL
                               MANAGEMENT        12B-1           OTHER            FEES AND                ANNUAL
                                  FEES            FEES          EXPENSES         EXPENSES**              EXPENSES
 Van Kampen UIF Global           0.85%           0.35%           0.38%               --%                 1.58%(12)
 Real Estate Portfolio,
 Class II Shares
 Van Kampen UIF Mid Cap          0.75            0.35            0.35                --                  1.45(12)
 Growth Portfolio, Class
 II Shares
 Wanger International            0.88              --            0.11                --                  0.99
 Small Cap
 (effective June 1, 2008,
 the Fund will change its
 name to Wanger
 International)
 Wanger U.S. Smaller             0.90              --            0.05                --                  0.95
 Companies
 (effective June 1, 2008,
 the Fund will change its
 name to Wanger USA)
 Wells Fargo Advantage VT        0.55            0.25            0.22                --                  1.02(13)
 Asset Allocation Fund
 Wells Fargo Advantage VT        0.75            0.25            0.43                --                  1.43(13)
 International Core Fund
 Wells Fargo Advantage VT        0.73            0.25            0.20                --                  1.18(13)
 Opportunity Fund
 Wells Fargo Advantage VT        0.75            0.25            0.23                --                  1.23(13)
 Small Cap Growth Fund



  * The Funds provided the information on their expenses and we have not independently verified the information.


 ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).



 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.30% for AIM V.I. Capital Development Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.



 (2) The Fund's investment adviser has contractually agreed to waive 0.19% of the distribution (12b-1) fees until April 30, 2009. In addition, the Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, (if any)) do not exceed 0.60% annually through April 30, 2009. If these waivers were reflected in the above table, net expenses would be 0.66%. There is no guarantee that these waivers and/or limitations will continue after April 30, 2009.



 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.



 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.



 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.



 (6) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.



 (7) MFS has agreed in writing to reduce its management fee to 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.



 (8) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.



 (9) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.



(10) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.



(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.98% for RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable
     Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.



(12) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.


 8  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

(13) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   9

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
DEATH BENEFIT                 We will pay a benefit to the     The amount payable is the death benefit amount minus any
                              beneficiary of the policy when   indebtedness as of the death benefit valuation date. You may both insureds have died. Before  choose either of the following death benefit options:
                              the youngest insured's attained
                              insurance age 100, your          OPTION 1 (LEVEL AMOUNT): If death is prior to the youngest
                              policy's death benefit on the    insured's attained insurance age 100, the death benefit amount is
                              last surviving insured's death   the greater of the following as determined on the death benefit
                              can never be less than the       valuation date:
                              specified amount unless you      - the specified amount; or
                              change that amount or your       - a percentage of the policy value.
                              policy has outstanding
                              indebtedness.                    OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
                                                               - the policy value plus the specified amount; or
                                                               - a percentage of the policy value.
                                                               You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges.
                                                               UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR AFTER THE
                                                               YOUNGEST INSURED'S ATTAINED INSURANCE AGE 100, THE DEATH BENEFIT
                                                               AMOUNT WILL BE THE GREATER OF:
                                                               - the policy value on the death benefit valuation date; or
                                                               - the policy value at the youngest insured's attained insurance age 100.
--------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL GUARANTEE     Your policy will not lapse (end  MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early
PERIOD AND DEATH BENEFIT      without value) if the Minimum    years of the policy when you may choose to pay the minimum
GUARANTEE (DBG)               Initial Premium Period or the    initial premium as long as the policy value minus indebtedness
                              DBG option is in effect, even    equals or exceeds the monthly deduction.
                              if the cash surrender value is
                              less than the amount needed to   DEATH BENEFIT GUARANTEE: The policy has the following DBG option
                              pay the monthly deduction.       which remains in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus surrender charges:
                                                               - DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) guarantees the policy will not lapse before the youngest insured's attained insurance age 100.
--------------------------------------------------------------------------------------------------------------------------------

 10  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
FLEXIBLE PREMIUMS             You choose when to pay premiums  When you apply for your policy, you state how much you intend to
                              and how much premium to pay.     pay and whether you will pay quarterly, semiannually or annually.
                                                               You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the DBG remains in effect.
--------------------------------------------------------------------------------------------------------------------------------
POLICY VALUE CREDITS          You may receive a credit to      If you have met certain premium requirements, we currently credit
                              your policy value beginning in   the policy value on a pro rata basis with an amount equal on an
                              the second policy year.          annual basis to .15% of the policy value. We reserve the right to change the credit percentage. No minimum credit is guaranteed. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as we determine.
--------------------------------------------------------------------------------------------------------------------------------
RIGHT TO EXAMINE YOUR POLICY  You may return your policy for   You may mail or deliver the policy to our home office or to your
("FREE LOOK")                 any reason and receive a full    sales representative with a written request for cancellation by
                              refund of all premiums paid.     the 20th day after you receive it. On the date your request is postmarked or received, the policy will immediately be considered void from the start.
                                                               Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if received at our home office within 30 days from the latest of the following dates:
                                                               - The date we mail the policy from our office.
                                                               - The policy date (only if the policy is issued in force).
                                                               - The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.
                                                               We reserve the right to change or discontinue this administrative practice at any time.
--------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT                For two years after the policy   Because the policy itself offers a fixed return option, all you
                              is issued, you can exchange it   need to do is transfer all of the policy value in the subaccounts
                              for one that provides benefits   to the fixed account. This exchange does not require our
                              that do not vary with the        underwriting approval. We do not issue a new policy.
                              investment return of the
                              subaccounts.
--------------------------------------------------------------------------------------------------------------------------------

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   11

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
INVESTMENT CHOICES            You may direct your net
                              premiums or transfer your
                              policy's value to:
                              - THE VARIABLE ACCOUNT which     - UNDER THE VARIABLE ACCOUNT your policy's value may increase or
                                consists of subaccounts, each    decrease daily, depending on the investment return. No minimum
                                of which invests in a fund       amount is guaranteed.
                                with a particular investment
                                objective; or
                              - THE FIXED ACCOUNT which is     - THE FIXED ACCOUNT earns interest rates that we adjust
                                our general investment           periodically. This rate will never be lower than 4%.
                                account.
--------------------------------------------------------------------------------------------------------------------------------
SURRENDERS                    You may cancel the policy while  The cash surrender value is the policy value minus indebtedness
                              it is in force and receive its   minus any applicable surrender charges. Partial surrenders are
                              cash surrender value or take a   available within certain limits for a fee.
                              partial surrender out of your
                              policy.
--------------------------------------------------------------------------------------------------------------------------------
LOANS                         You may borrow against your      Your policy secures the loan.
                              policy's cash surrender value.
--------------------------------------------------------------------------------------------------------------------------------
TRANSFERS                     You may transfer your policy's   You may transfer policy value from one subaccount to another or
                              value.                           between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts.
                                                               Certain restrictions may apply.
--------------------------------------------------------------------------------------------------------------------------------
OPTIONAL INSURANCE BENEFITS   You may add optional benefits    AVAILABLE RIDERS YOU MAY ADD:
                              to your policy at an additional  - FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT provides a specified
                              cost, in the form of riders (if    amount of term insurance. The FYT death benefit is paid if both
                              you meet certain requirements).    insureds die during the first four policy years.
                              The amounts of these benefits    - POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be
                              do not vary with investment        split into two individual permanent plans of life insurance
                              experience of the variable         then offered by us for exchange, one on the life of each
                              account. Certain restrictions      insured, upon the occurrence of a divorce of the insureds or
                              apply and are clearly described    certain changes in federal estate tax law. (See "Federal
                              in the applicable rider.           Taxes.")
                                                               - SURVIVOR TERM INSURANCE RIDER (STR): STR provides a level, term death benefit payable upon the death of the last surviving insured before the youngest insured's attained insurance age
                                                                 100.
--------------------------------------------------------------------------------------------------------------------------------

 12  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY RISKS


        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
INVESTMENT RISK               You direct your net premiums or  - You can lose cash values due to adverse investment experience.
                              transfer your policy's value to    No minimum amount is guaranteed under the subaccounts of the
                              a subaccount that drops in         variable account.
                              value.                           - Your death benefit under Option 2 may be lower due to adverse investment experience.
                                                               - Your policy could lapse due to adverse investment experience if neither the Minimum Initial Guarantee Period nor the DBG is in
                                                                 effect and you do not pay the premiums needed to maintain
                                                                 coverage.
                              --------------------------------------------------------------------------------------------------
                              You transfer your policy's       - The value of the subaccount from which you transferred could
                              value between subaccounts.         increase.
                                                               - The value of the subaccount to which you transferred could decrease.
--------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY        The policy is not suitable as a  - If you are unable to afford the premiums needed to keep the
VALUES IN EARLY YEARS         short-term investment.             policy in force for a long period of time, your policy could lapse with no value.
                              --------------------------------------------------------------------------------------------------
                              Your policy has little or no     - Surrender charges apply to this policy for the first 15 policy
                              cash surrender value in the        years. Surrender charges can significantly reduce policy value.
                              early policy years.                Poor investment performance can also significantly reduce
                                                                 policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.
                              --------------------------------------------------------------------------------------------------
                              Your ability to take partial     - You cannot take partial surrenders during the first policy
                              surrenders is limited.             year.
--------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK                    You do not pay the premiums      - We will not pay a death benefit if your policy lapses.
                              needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              Your policy may lapse due to     - Surrender charges affect the surrender value, which is a
                              surrender charges.                 measure we use to determine whether your policy will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate the DBG.
                              --------------------------------------------------------------------------------------------------
                              You take a loan against your     - Taking a loan increases the risk that your policy will lapse,
                              policy.                            will have a permanent effect on the policy value, will reduce the death benefit and may terminate the DBG.
                                                               - The lapse may have adverse tax consequences.
                              --------------------------------------------------------------------------------------------------
                              Your policy can lapse due to     - Your policy could lapse due to adverse investment experience if
                              poor investment performance.       neither the Minimum Initial Premium Period nor the DBG is in effect and you do not pay premium needed to maintain coverage.
--------------------------------------------------------------------------------------------------------------------------------


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   13

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK     You drop another policy to buy   - You may pay surrender charges on the policy you drop.
                              this one.                        - This policy has surrender charges, which may extend beyond those in the policy you drop.
                                                               - You will be subject to new incontestability and suicide
                                                                 periods.
                                                               - You may be in a higher insurance risk-rating category now and you may pay higher premiums.
                                                               - If you drop the policy, if not part of an exchange under
                                                                 Section 1035 of the Code, there may be adverse tax consequences if your total policy value (before any loans) exceeds your investment in the policy.
                                                               - If you drop the policy as part of an exchange under Section
                                                                 1035 of the Code and there is a loan on the policy, there may be adverse tax consequences if your total policy value (before the loan) exceeds your investment in the policy.
                              --------------------------------------------------------------------------------------------------
                              You use cash values or           - If you borrow from another policy to buy this one, the loan
                              dividends from another policy      reduces the death benefit on the other policy. If you fail to
                              to buy this one, without           repay the loan and accrued interest, you could lose the other
                              dropping the other policy.         coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it.
                                                               - If the exchange does not qualify as an exchange under Section
                                                                 1035 of the Code, there may be adverse tax consequences.
--------------------------------------------------------------------------------------------------------------------------------
TAX RISK                      A policy may be classified as a  - Federal income tax on earnings will apply to surrenders or
                              "modified endowment contract"      loans from a modified endowment contract or an assignment or
                              ("MEC") for federal income tax     pledge of a modified endowment contract. Earnings come out
                              purposes when issued. If a         first on surrenders or loans from a modified endowment contract
                              policy is not a MEC when           or an assignment or pledge of a modified endowment contract. If
                              issued, certain changes you may    you are under age 59 1/2, a 10% penalty tax also may apply to
                              make to the policy may cause it    these earnings.
                              to become a MEC.
                              --------------------------------------------------------------------------------------------------
                              If your policy lapses or is      - You will be taxed on any earnings in the policy. For non-MEC
                              fully surrendered with an          policies, this is earnings in policy cash value and earnings
                              outstanding policy loan, you       previously taken via existing loans. It could be the case that
                              may experience a significant       a policy with a relatively small existing cash value could have
                              tax risk, especially if your       significant earnings that will be taxed upon lapse or surrender
                              policy is not a modified           of the policy. For MEC policies, this is the remaining earnings
                              endowment contract.                in the policy.
                              --------------------------------------------------------------------------------------------------
                              The policy may fail to qualify   - You could lose any or all of the specific federal income tax
                              as life insurance for federal      attributes and benefits of a life insurance policy including
                              income tax purposes.               tax- deferred accrual of cash values, and income tax free death benefits and for non-MEC contracts your ability to take non-
                              Congress may change current tax    taxable distributions from the policy.
                              law at any time.
                              The interpretation of current
                              tax law is subject to change by
                              the Internal Revenue Service
                              (IRS) or the courts at any
                              time.
--------------------------------------------------------------------------------------------------------------------------------


 14  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
TAX RISK (CONTINUED)
                              The IRS may determine that you   - You may be taxed on the income of each subaccount to the extent
                              are the owner of the fund          of your investment interest in the subaccount.
                              shares held by our Variable
                              Account.
                              --------------------------------------------------------------------------------------------------
                              You may buy this policy to fund  - The tax-deferred accrual of cash values provided by the policy
                              a tax-deferred retirement plan.    is unnecessary because tax deferral is provided by the
                                                                 tax-deferred retirement plan.
                              The investments in the           - If a policy fails to qualify as a life insurance policy because
                              subaccount are not adequately      it is not adequately diversified, the policyholder must include
                              diversified.                       in gross income the "income on the contract" (as defined in
                                                                 Section 7702(g) of the Code).
--------------------------------------------------------------------------------------------------------------------------------



Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.


FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   15

LOADS, FEES AND CHARGES

Policy charges compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also may compensate us for paying taxes imposed by the State of New York on premiums received by insurance companies.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;

3. the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: the cost providing the death benefit under your policy. The cost of insurance for a policy month is calculated as: [A X (B - C)]

where:

   "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases. We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge, and any charges for optional riders;

 16  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distributing and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for standard nonsmoker rates. We assume the specified amount to be $1,500,000.

LAPSE OR SURRENDER         MAXIMUM
AT BEGINNING OF YEAR   SURRENDER CHARGE
          1               $28,042.27
          2                28,042.27
          3                28,042.27
          4                28,042.27
          5                28,042.27
          6                28,042.27
          7                25,238.05
          8                22,433.82
          9                19,629.59
         10                17,059.05
         11                14,021.14
         12                11,216.91
         13                 8,412.68
         14                 5,608.45
         15                 2,804.23
         16                     0.00

The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,500,000 and the insureds are male, insurance age 55, qualifying for standard nonsmoker rates and a female, insurance age 55, qualifying for standard nonsmoker rates, the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $1,500 multiplied by $21.0979 multiplied by $0.8861, which equals $28,042.27.

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   17

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of 12 made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- administrative charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE OF NY

We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

 18  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under asset allocation programs we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   19

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds, and Disciplined Asset Allocation Portfolios funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and it affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this policy and other policies and contracts that we and out affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and out affiliate issue. Please see the Statement of Additional Information
  (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts and their affiliates paid us or our affiliates in 2007.



  Expense payments non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").


  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy ("Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:

   - Compensating, training and educating sales representatives who sell the policies.

   - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to policy owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


   - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


   - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

 20  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series II  stocks of companies likely to benefit from new    advisory entities affiliated with
Shares                        or innovative products, services or processes as  Invesco Aim Advisors, Inc.,
                              well as those with above-average long-term        subadvisers.
                              growth and excellent prospects for future
                              growth. The Fund can invest up to 25% of its
                              total assets in foreign securities that involve
                              risks not associated with investing solely in
                              the United States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        in securities (including common stocks,           advisory entities affiliated with
                              convertible securities and bonds) of small- and   Invesco Aim Advisors, Inc.,
                              medium-sized companies. The Fund may invest up    subadvisers.
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Dynamics Fund,       Capital growth. Invests at least 65% of its net   Invesco Aim Advisors, Inc. adviser,
Series I Shares               assets primarily in common stocks of mid-sized    advisory entities affiliated with
                              companies, companies included in the Russell      Invesco Aim Advisors, Inc.,
                              Midcap(R) Growth Index at the time of purchase.   subadvisers.
                              The Fund also has the flexibility to invest in
                              other types of securities, including preferred
                              stocks, convertible securities and bonds.
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at      Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         least 80% of its net assets in the equity         advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies involved in the financial services      subadvisers.
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
AIM V.I. International        Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international       advisory entities affiliated with
Shares                        equity securities, whose issuers are considered   Invesco Aim Advisors, Inc.,
                              to have strong earnings momentum. The Fund may    subadvisers.
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.     Invesco Aim Advisors, Inc. adviser,
Series I Shares               Invests at least 80% of its net assets in equity  advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies engaged in technology-related           subadvisers.
                              industries. These include, but are not limited
                              to, various applied technologies, hardware,
                              software, semiconductors, telecommunications
                              equipment and services, and service-related
                              companies in information technology. Many of
                              these products and services are subject to rapid
                              obsolescence, which may lower the market value
                              of securities of the companies in this sector.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
Cap Growth Portfolio (Class   in equity securities of U.S. companies. Unlike
B)                            most equity funds, the Portfolio focuses on a
                              relatively small number of intensively
                              researched companies.
American Century VP           Capital growth. Invests primarily in stocks of    American Century Global Investment
International, Class II       growing foreign companies in developed            Management, Inc.
                              countries.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class II                      secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Calvert Variable Series,      Competitive total return through actively         Calvert Asset Management Company, Inc.,
Inc. Social Balanced          managed portfolio of stocks, bonds and money      adviser. SSgA Funds Management, Inc.
Portfolio                     market instruments which offer income and         and New Amsterdam Partners, LLP,
                              capital growth opportunity and which satisfy      subadvisers on equity portion; no
                              Portfolio's investment and social criteria.       subadviser on fixed-income portion.
                              Typically invests about 60% of net assets in
                              stocks (primarily common stocks of U.S.
                              large-cap companies) and 40% in investment grade
                              bonds and other fixed-income investments.
                              Investments must be consistent with Portfolio's
                              current financial and social criteria.
Columbia High Yield Fund,     Total return, consisting of a high level of       Columbia Management Advisors, LLC,
Variable Series, Class B      income and capital appreciation. Under normal     advisor; MacKay Shields LLC,
                              circumstances, the Fund invests at least 80% of   subadviser.
                              net assets in domestic and foreign corporate
                              below investment grade debt securities. These
                              securities generally will be, at the time of
                              purchase, rated BB or below by Standard & Poor's
                              Corporation (S&P) or Fitch, rated "Ba" or below
                              by Moody's, or unrated but determined by the
                              Advisor to be of comparable quality. The Fund
                              invests primarily in domestic corporate below
                              investment grade securities (including private
                              placements), U.S. dollar-denominated foreign
                              corporate below investment grade securities
                              (including private placements), zero-coupon
                              bonds and U.S. Government obligations. The Fund
                              may invest up to 20% of net assets in equity
                              securities that may include convertible
                              securities. The Fund is not managed to a
                              specific duration.


 22  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Credit Suisse Trust -         Total Return. Invests in commodity-linked         Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed and fixed-income
Portfolio                     securities. The portfolio invests in
                              commodity-linked derivative instruments, such as
                              commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the investment
                              returns of the commodities markets without
                              investing directly in physical commodities. The
                              portfolio invests all of its assets in
                              commodity-linked derivative instruments, such as
                              structured notes and swaps, and fixed-income
                              securities, subject to applicable IRS limits.
                              The portfolio may also gain exposure to
                              commodity markets by investing in the Credit
                              Suisse Cayman Commodity Fund II, a wholly owned
                              subsidiary of the Portfolio formed in the Cayman
                              Island.
Eaton Vance VT Floating-      High level of current income. The Fund invests    Eaton Vance Management
Rate Income Fund              primarily in senior floating rate loans ("Senior
                              Loans"). Senior Loans typically are of below
                              investment grade quality and have below
                              investment grade credit ratings, which ratings
                              are associated with securities having high risk,
                              speculative characteristics. The Fund invests at
                              least 80% of its net assets in income producing
                              floating rate loans and other floating rate debt
                              securities. The Fund may also purchase
                              investment grade fixed income debt securities
                              and money market instruments. The Fund may
                              invest up to 25% of its total assets in foreign
                              securities and may engage in certain hedging
                              transactions. The Fund may purchase derivative
                              instruments, such as futures contracts and
                              options thereon, interest rate and credit
                              default swaps, credit linked notes and currency
                              hedging derivatives.
Evergreen VA Fundamental      Capital growth with the potential for current     Evergreen Investment Management
Large Cap Fund - Class 2      income. Invests primarily in common stocks of     Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub-advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Growth &      High total return through a combination of        Fidelity Management & Research Company
Income Portfolio Service      current income and capital appreciation.          (FMR), investment manager; FMR U.K.,
Class 2                       Normally invests a majority of assets in common   FMR Far East, sub-advisers.
                              stocks with a focus on those that pay current
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks. Normally invests at   (FMR), investment manager; FMR U.K.,
                              least 80% of assets in securities of companies    FMR Far East, sub-advisers.
                              with medium market capitalizations. May invest
                              in companies with smaller or larger market
                              capitalizations. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth" or
                              "value" common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector and normally
                              invests predominantly in equity securities.
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $1.1 billion and $21 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in countries
                              with emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.


 24  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 80% of its net assets plus any borrowings
                              for investment purposes (measured at the time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in U.S. issuers,
                              including foreign companies that are traded in
                              the United States. However, it is currently
                              anticipated that, under normal circumstances,
                              the Fund will invest at least 95% of its Net
                              Assets in such equity investments. The Fund's
                              investments are selected using a variety of
                              quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to securities
                              in the S&P 500 Index.
Janus Aspen Series Global     Long-term growth of capital. Invests, under       Janus Capital Management LLC
Technology Portfolio:         normal circumstances, at least 80% of its net
Service Shares                assets in securities of companies that the
                              portfolio manager believes will benefit
                              significantly from advances or improvements in
                              technology. It implements this policy by
                              investing primarily in equity securities of U.S.
                              and foreign companies selected for their growth
                              potential.
Janus Aspen Series            Long-term growth of capital. Invests, under       Janus Capital Management LLC
International Growth          normal circumstances, at least 80% of its net
Portfolio: Service Shares     assets in securities of issuers from countries
                              outside of the United States. The Portfolio
                              normally invests in securities of issuers from
                              several different countries excluding the United
                              States. Although the Portfolio intends to invest
                              substantially all of its assets in issuers
                              located outside the United States, it may at
                              times invest in U.S. issuers, and it may under
                              unusual circumstances, invest all of its assets
                              in a single country. The Portfolio may have
                              significant exposure to emerging markets.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   25

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies). Growth
                              companies tend to have stock prices that are
                              high relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with large
                              capitalizations.
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth potential compared to other
                              companies (growth companies). Growth companies
                              tend to have stock prices that are high relative
                              to their earnings, dividends, book value, or
                              other financial measures. The Fund generally
                              focuses on companies with small capitalizations.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets may
                              be invested in companies of any size.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.


 26  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
Pioneer Equity Income VCT     Current income and long-term growth of capital    Pioneer Investment Management, Inc.
Portfolio - Class II Shares   from a portfolio consisting primarily of income
                              producing equity securities of U.S.
                              corporations. Normally, the portfolio invests at
                              least 80% of its total assets in income
                              producing equity securities of U.S. issuers. The
                              income producing equity securities in which the
                              portfolio may invest include common stocks,
                              preferred stocks and interests in real estate
                              investment trusts (REITs). The remainder of the
                              portfolio may be invested in debt securities,
                              most of which are expected to be convertible
                              into common stocks.
Pioneer International Value   Long-term capital growth. Normally, the           Pioneer Investment Management, Inc.
VCT Portfolio - Class II      portfolio invests at least 80% of its total
Shares                        assets in equity securities of non- U.S.
                              issuers. These issuers may be located in both
                              developed and emerging markets. Under normal
                              circumstances, the portfolio's assets will be
                              invested in securities of companies domiciled in
                              at least three different foreign countries.
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Fund - Class IB Shares        by investing mainly in common stocks of
                              companies in the health sciences industries,
                              with a focus on growth stocks. Under normal
                              circumstances, the fund invests at least 80% of
                              its net assets in securities of (a) companies
                              that derive at least 50% of their assets,
                              revenues or profits from the pharmaceutical,
                              health care services, applied research and
                              development and medical equipment and supplies
                              industries, or (b) companies Putnam Management
                              thinks have the potential for growth as a result
                              of their particular products, technology,
                              patents or other market advantages in the health
                              sciences industries.
Putnam VT International       Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Equity Fund - Class IB        by investing mainly in common stocks of
Shares                        companies outside the United States that Putnam
                              Management believes have favorable investment
                              potential. Under normal circumstances, the fund
                              invests at least 80% of its net assets in equity
                              investments.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   27

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and also
                              invests the small amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with a longer term investment horizon.
                              The Fund is intended for investors who have an
                              objective of achieving a high level of total
                              return, but prefer to have investment decisions
                              managed by professional money managers. This is
                              a "fund of funds" and seeks to achieve its
                              objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a conservative level of risk. The Fund
Conservative                  invests primarily in fixed income securities and
                              may be most appropriate for investors with a
                              shorter term investment horizon. This is a "fund
                              of funds" and seeks to achieve its objective by
                              investing in a combination of underlying funds
                              for which RiverSource Investments acts as
                              investment manager or an affiliate acts as
                              principal underwriter. By investing in several
                              underlying funds, the Fund seeks to minimize the
                              risks inherent in investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate level of risk. The Fund invests
Moderate                      in a balance of fixed income and equity
                              securities and may be most appropriate for
                              investors with an intermediate term investment
                              horizon. This is a "fund of funds" and seeks to
                              achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate aggressive level of risk. The
Moderately Aggressive         Fund invests primarily in equity securities and
                              also invests a moderate amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with an intermediate-to-long term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by investing
                              in a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.


 28  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate conservative level of risk. The
Moderately Conservative       Fund invests primarily in fixed income
                              securities and also invests a moderate amount in
                              equity securities. The Fund may be most
                              appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST RiverSource Partners     Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable                      primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       companies. Under normal market conditions, the    subadviser.
Value Fund                    Fund's assets will be invested primarily in
                              companies with market capitalizations of at
(previously RiverSource       least $5 billion at the time of the Fund's
Variable Portfolio -          investment. The Fund may invest up to 25% of its
Fundamental Value Fund)       net assets in foreign investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund                    well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       subadvisers.
(previously RiverSource       companies to be either those with a market
Variable Portfolio - Select   capitalization of up to $15 billion or those
Value Fund)                   whose market capitalization falls within range
                              of the Russell Midcap(R) Value Index.
RVST RiverSource Partners     Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund                net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
(previously RiverSource       time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
Variable Portfolio - Small    that fall within the range of the Russell         Denver Investment Advisors LLC,
Cap Value Fund)               2000(R) Value Index. The Fund may invest up to    subadvisers.
                              25% of its net assets in foreign investments.
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   29

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its net assets in foreign investments.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment-grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.
RVST RiverSource Variable     Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.


 30  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.
RVST RiverSource Variable     Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   31

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       sub-adviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
(previously RiverSource       assets will be invested in securities of
Variable Portfolio -          companies that are located in emerging market
Emerging Markets Fund)        countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund              believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
                              Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
(previously RiverSource       markets.
Variable Portfolio -
International Opportunity
Fund)
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              similar entities established outside the U.S.     sub-advisers.
                              (foreign real estate companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.


 32  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008: Under normal market
Fund will change its name to  circumstances, the Fund invests a majority of
Wanger International.         its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008: Under normal market
Fund will change its name to  circumstances, the Fund invests a majority of
Wanger USA.                   its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term total return, consisting of capital     Wells Fargo Funds Management, LLC,
Asset Allocation Fund         appreciation and current income. We seek to       adviser; Wells Capital Management
                              achieve the Portfolio's investment objective by   Incorporated, sub-adviser.
                              allocating 60% of its assets to equity
                              securities and 40% of its assets to fixed income
                              securities.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests in        Wells Fargo Funds Management, LLC,
International Core Fund       equity securities of non-U.S. companies that we   adviser; Wells Capital Management
                              believe have strong growth potential and offer    Incorporated, sub-adviser.
                              good value relative to similar investments. We
                              invest primarily in developed countries, but may
                              invest in emerging markets.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   33

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, sub-adviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

 34  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the Fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. These reallocations will not be charged a fee if we elect to charge a fee for more than twelve transfers by mail or telephone per year. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   35

PURCHASING YOUR POLICY

APPLICATION

Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy In
Force - Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. We must approve payment at any other interval. We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate any net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

 36  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   37

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

- additional net premiums allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders and partial surrender fees;

- surrender charges; and/or

- monthly deductions.

Accumulation unit values will fluctuate due to:

- changes in underlying fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

POLICY VALUE CREDITS

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force.

The policy value credit will be applied, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- $500,000

Currently, the policy credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy credit percentage down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.

 38  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEE

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   39

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months;

- payment of the monthly deductions that were not collected during the grace period; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than twelve transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the applicable percentage of policy value.

EXAMPLE                                                          OPTION 1           OPTION 2
 Specified amount                                               $1,000,000         $1,000,000
 Policy value                                                   $   50,000         $   50,000
 Death benefit                                                  $1,000,000         $1,050,000
 Policy value increases to                                      $   80,000         $   80,000
 Death benefit                                                  $1,000,000         $1,080,000
 Policy value decreases to                                      $   30,000         $   30,000
 Death benefit                                                  $1,000,000         $1,030,000

 40  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the greater of:

- the policy value on the death benefit valuation date; or

- the policy value at the youngest insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.

- Minimum monthly premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time.

DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   41

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

 42  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   43

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSE TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.


MAXIMUM NUMBER OF TRANSFERS PER YEAR


You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than twelve transfers per year by mail or telephone. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS


In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If your are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").


AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

 44  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The charge for transfer provisions above does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


By investing an equal                                                                                NUMBER
number of dollars each                           AMOUNT                  ACCUMULATION                OF UNITS
month...                    MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low...
                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             June                   100                       18                       5.56
                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN program model is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change a different model portfolio or reallocated according to an updated version of your existing model portfolio (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   45

ASSET REBALANCING


Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts. Transfers for this purpose are not subject to the charge for transfers provision above.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program").



PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM



The Portfolio Navigator Asset Allocation Program (PN Program) allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.



You may elect to participate in the PN Program at any time. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. Your participation in the PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at or before the time they enroll in the PN Program.



Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.


 46  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential Conflicts of Interest," there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Series Trust funds, we may have an incentive to identify RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life of NY nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.



Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   47

If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.



You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.



Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.



In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by us. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.



We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of models based on the amount of your initial premium payment we accept;



- cancel required participation in the program after 30 days' written notice;



- substitute a fund of funds for your current model portfolio if permitted under applicable securities; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.



In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.



The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program otherwise will continue (e.g., rebalancing instructions provided to Insurer).



RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.



By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.


 48  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


POLICY LOANS

You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request at our home office (for exception -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

- 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   49

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 50  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

2  BY PHONE

Call between 8 a.m. and 6 p.m. (Monday - Thursday),
8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (TOLL FREE)
(518) 869-8613 (LOCAL)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the last surviving insured dies; or

- the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   51

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the Internal Revenue Service (IRS) currently interprets them. Both the laws and their interpretation may change.



You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy. State income tax reporting and withholding may also apply.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax.


DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test and is subject to an investor control rule under Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.


RIVERSOURCE LIFE OF NY'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS


DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is generally not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age
59 1/2.

 52  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

SOURCE OF PROCEEDS                                  TAXABLE PORTION OF PRE-DEATH PROCEEDS
----------------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings
                                                    generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be
                                                    the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed
                                                    upon surrender of the policy.
Lapse:                                              Any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings generated in the
                                                    policy -- earnings in policy cash value and earnings
                                                    previously taken via existing loans. It could be the case
                                                    that a policy with a relatively small existing cash value
                                                    could have significant earnings that will be taxed upon
                                                    lapse of the policy.
Partial surrenders:                                 Generally, if the amount received is greater than your
                                                    investment in the policy,(1) the amount in excess of your
                                                    investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                                    surrender results in or is necessitated by a reduction in
                                                    benefits.
Policy loans and assignments and pledges:           None.(2):
MODIFIED ENDOWMENT CONTRACTS(3):
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1)
Lapse:                                              Any indebtedness minus your investment in the policy.(1)
Partial surrenders:                                 Lesser of:
                                                    - the amount received; or
                                                    - policy value minus your investment in the policy.(1)
Policy loans and assignments and pledges:           Lesser of:
                                                    - the amount of the loan/assignment; or
                                                    - policy value minus your investment in the policy.(1)
PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT CONTRACTS):        OPTION A: Taxed as full surrender (and may be subject to
                                                    additional 10% penalty tax if modified endowment contract).
                                                    Interest taxed (and not subject to additional 10% penalty
                                                    tax).
                                                    OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any indebtedness at the time the option is elected
                                                    taxed as a partial surrender (and may be subject to
                                                    additional 10% penalty tax if modified endowment contract).
                                                    Payments made after the investment in the policy(1) is fully recovered are taxed. If the policy is a modified endowment contract, those payments may be subject to an additional 10%
                                                    penalty tax.
----------------------------------------------------------------------------------------------------------------


(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.



We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   53

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.


REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.


SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year as one policy in determining the amount of any loan or distribution that is taxable.


PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

- the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or nontaxable transfer under
Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.



INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 15, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".


POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.

 54  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan. (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal adviser before purchasing the policy for any employment-related insurance or benefit program.


EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in Aug. 2006 brought about new requirements that business owners/employers must meet regarding employer-owned life insurance (EOLI). An EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.


The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance contract(s). These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


SPLIT DOLLAR ARRANGEMENTS



The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified on or after Sept. 17, 2003. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.



A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.



The Treasury regulations define a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.



MUTUALLY EXCLUSIVE REGIMES



The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   55

I. ECONOMIC BENEFIT SPLIT DOLLAR -- Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.



The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.



II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.



EOLI REQUIREMENTS MAY APPLY



For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Discuss your situations with appropriate legal counsel.



TAXATION -- DETERMINED BY POLICY OWNERSHIP



The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if 2 or more persons are designated as policy owners. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.



SECTION 409A



The general rules for the taxation non-qualified deferred compensation plans in
Section 409A may apply to split-dollar arrangements. Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.


DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY


- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the policy.


- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

 56  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

PAYMENTS TO THE SELLING FIRMS

- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium (annualized) when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

   -- providing services to policy owners; and

   -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

   -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

   -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

   -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

   -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   -- fees and expenses we collect from policy owners, including surrender charges; and

   -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   57

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS


RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

- Cost of insurance charges;

- Administrative charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

 58  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.06% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our standard nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $16,000 is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   59

ILLUSTRATION


--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,200,000                        CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $16,000
                 MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER
                FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                   DEATH BENEFIT                               POLICY VALUE
END OF    WITH ANNUAL            ASSUMING HYPOTHETICAL GROSS                 ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST              ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%              12%          0%            6%             12%
--------------------------------------------------------------------------------------------------------------
   1      $   16,800     $1,200,000      $1,200,000      $ 1,200,000   $ 14,141      $ 15,035      $    15,929
   2          34,440      1,200,000       1,200,000        1,200,000     27,898        30,567           33,344
   3          52,962      1,200,000       1,200,000        1,200,000     41,255        46,593           52,371
   4          72,410      1,200,000       1,200,000        1,200,000     54,196        63,108           73,147
   5          92,831      1,200,000       1,200,000        1,200,000     66,698        80,103           95,820
   6         114,272      1,200,000       1,200,000        1,200,000     78,741        97,569          120,554
   7         136,786      1,200,000       1,200,000        1,200,000     90,294       115,489          147,526
   8         160,425      1,200,000       1,200,000        1,200,000    101,338       133,857          176,941
   9         185,246      1,200,000       1,200,000        1,200,000    111,828       152,639          209,006
  10         211,309      1,200,000       1,200,000        1,200,000    121,724       171,812          243,959
  15         362,520      1,200,000       1,200,000        1,200,000    169,472       284,230          489,112
  20         555,508      1,200,000       1,200,000        1,200,000    197,449       410,255          888,122
  25         801,815      1,200,000       1,200,000        1,635,685    189,845       544,697        1,557,795
  30       1,116,173      1,200,000       1,200,000        2,783,791     92,069       667,204        2,651,229
  35       1,517,381             --       1,200,000        4,654,276         --       760,338        4,432,644
  40       2,029,436             --       1,200,000        7,435,483         --       803,505        7,361,865
  45       2,682,963             --       1,200,000       12,319,716         --       727,971       12,319,716
--------------------------------------------------------------------------------------------------------------


                 CASH SURRENDER VALUE
END OF        ASSUMING HYPOTHETICAL GROSS
POLICY        ANNUAL INVESTMENT RETURN OF
YEAR       0%            6%             12%
------
   1    $     --      $     --      $        --
   2       5,464         8,133           10,910
   3      18,821        24,159           29,937
   4      31,762        40,675           50,713
   5      44,264        57,669           73,386
   6      58,550        77,379          100,364
   7      72,347        97,542          129,579
   8      85,634       118,153          161,237
   9      98,367       139,179          195,545
  10     110,507       160,595          232,742
  15     169,472       284,230          489,112
  20     197,449       410,255          888,122
  25     189,845       544,697        1,557,795
  30      92,069       667,204        2,651,229
  35          --       760,338        4,432,644
  40          --       803,505        7,361,865
  45          --       727,971       12,319,716
------


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 60  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION


--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,200,000                     GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $16,000
                 MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER
                FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                  DEATH BENEFIT                               POLICY VALUE
END OF    WITH ANNUAL           ASSUMING HYPOTHETICAL GROSS                ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST             ANNUAL INVESTMENT RETURN OF                ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%             12%          0%            6%            12%
------------------------------------------------------------------------------------------------------------
   1      $   16,800     $1,200,000      $1,200,000      $1,200,000   $ 13,841      $ 14,725      $   15,610
   2          34,440      1,200,000       1,200,000       1,200,000     27,271        29,901          32,638
   3          52,962      1,200,000       1,200,000       1,200,000     40,269        45,516          51,199
   4          72,410      1,200,000       1,200,000       1,200,000     52,813        61,559          71,416
   5          92,831      1,200,000       1,200,000       1,200,000     64,874        78,010          93,420
   6         114,272      1,200,000       1,200,000       1,200,000     76,413        94,838         117,347
   7         136,786      1,200,000       1,200,000       1,200,000     87,377       111,999         143,336
   8         160,425      1,200,000       1,200,000       1,200,000     97,695       129,428         171,525
   9         185,246      1,200,000       1,200,000       1,200,000    107,275       147,039         202,053
  10         211,309      1,200,000       1,200,000       1,200,000    116,012       164,734         235,073
  15         362,520      1,200,000       1,200,000       1,200,000    146,881       255,118         450,366
  20         555,508      1,200,000       1,200,000       1,200,000    127,094       321,299         773,008
  25         801,815             --       1,200,000       1,369,260         --       296,967       1,304,058
  30       1,116,173             --              --       2,272,397         --            --       2,164,187
  35       1,517,381             --              --       3,635,413         --            --       3,462,298
  40       2,029,436             --              --       5,553,967         --            --       5,498,978
  45       2,682,963             --              --       8,973,648         --            --       8,973,648
------------------------------------------------------------------------------------------------------------


                 CASH SURRENDER VALUE
END OF       ASSUMING HYPOTHETICAL GROSS
POLICY       ANNUAL INVESTMENT RETURN OF
YEAR       0%            6%            12%
------
   1    $     --      $     --      $       --
   2       4,837         7,467          10,204
   3      17,835        23,082          28,765
   4      30,379        39,125          48,982
   5      42,440        55,576          70,986
   6      56,222        74,647          97,156
   7      69,430        94,052         125,389
   8      81,992       113,724         155,821
   9      93,814       133,579         188,593
  10     104,795       153,518         223,856
  15     146,881       255,118         450,366
  20     127,094       321,299         773,008
  25          --       296,967       1,304,058
  30          --            --       2,164,187
  35          --            --       3,462,298
  40          --            --       5,498,978
  45          --            --       8,973,648
------


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   61

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, normally 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.

FIXED ACCOUNT: The general investment account of RiverSource Life of NY. The fixed account is made up of all of RiverSource Life of NY's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

 62  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

   -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

   -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life of NY expects will have similar mortality experience.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI). The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   63

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

 Additional information about RiverSource of New York Account 8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
       RiverSource Life Insurance Co. of New York at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                   RiverSource Life Insurance Co. of New York
                 20 Madison Avenue Extension, Albany, NY 12203
                                 (800) 541-2251
                         riversource.com/life insurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
 (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F. Street, N.E., Washington, D.C. 20549.

                     Investment Company Act File #811-5213


   RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial
Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.



       (C) 2008 RiverSource Life Insurance Company. All rights reserved.



S-6203 K (5/08)

PROSPECTUS


MAY 1, 2008


RIVERSOURCE(R)

VARIABLE SECOND-TO-DIE LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

             20 Madison Avenue Extension
             Albany, NY 12203
             Telephone: (800) 541-2251
             Web site address: riversource.com/lifeinsurance

             RIVERSOURCE OF NEW YORK ACCOUNT 8


This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Variable Second-To-Die Life Insurance (V2D-NY).

The purpose of each policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   1

TABLE OF CONTENTS


FEE TABLES.......................................   3
    Transaction Fees.............................   3
    Charges Other than Fund Operating Expenses...   4
    Annual Operating Expenses of the Funds.......   5
POLICY BENEFITS AND RISKS........................   9
    Policy Benefits..............................   9
    Policy Risks.................................  12
    Fund Risks...................................  14
LOADS, FEES AND CHARGES..........................  15
    Premium Expense Charge.......................  15
    Monthly Deduction............................  15
    Surrender Charge.............................  16
    Partial Surrender Charge.....................  16
    Mortality and Expense Risk Charge............  16
    Transfer Charge..............................  17
    Annual Operating Expenses of the Funds.......  17
    Effect of Loads, Fees and Charges............  17
    Other Information on Charges.................  17
RIVERSOURCE LIFE OF NY...........................  17
THE VARIABLE ACCOUNT AND THE FUNDS...............  18
    Relationship Between Funds and Subaccounts...  35
    Substitution of Investments..................  35
    Voting Rights................................  35
THE FIXED ACCOUNT................................  35
PURCHASING YOUR POLICY...........................  36
    Application..................................  36
    Premiums.....................................  36
    Limitations on the Use of the Policy.........  37
POLICY VALUE.....................................  37
    Fixed Account................................  37
    Subaccounts..................................  37
KEEPING THE POLICY IN FORCE......................  38
    Minimum Initial Premium Period...............  38
    Death Benefit Guarantee......................  39
    Grace Period.................................  39
    Reinstatement................................  39
    Exchange Right...............................  40
PROCEEDS PAYABLE UPON DEATH......................  40
    Change in Death Benefit Option...............  40
    Changes in Specified Amount..................  40
    Misstatement of Age or Sex...................  41
    Suicide......................................  41
    Beneficiary..................................  41
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS....................................  41
    Restrictions on Transfers....................  42
    Fixed Account Transfer Policies..............  43
    Minimum Transfer Amounts.....................  43
    Maximum Transfer Amounts.....................  44
    Charge for Transfers.........................  44
    Automated Transfers..........................  44
    Automated Dollar-Cost Averaging..............  45
    Asset Rebalancing............................  45
    Portfolio Navigator Asset Allocation
       Program...................................  46
POLICY LOANS.....................................  48
    Minimum Loan Amounts.........................  48
    Maximum Loan Amounts.........................  49
    Allocation of Loans to Accounts..............  49
    Repayments...................................  49
    Overdue Interest.............................  49
    Effect of Policy Loans.......................  49
POLICY SURRENDERS................................  49
    Total Surrenders.............................  49
    Partial Surrenders...........................  49
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER......................................  50
PAYMENT OF POLICY PROCEEDS.......................  50
    Payment Options..............................  51
    Deferral of Payments.........................  51
FEDERAL TAXES....................................  51
    RiverSource Life of NY's Tax Status..........  52
    Taxation of Policy Proceeds..................  52
    Modified Endowment Contracts.................  53
    Other Tax Considerations.....................  54
    Split Dollar Arrangements....................  55
DISTRIBUTION OF THE POLICY.......................  56
LEGAL PROCEEDINGS................................  58
POLICY ILLUSTRATIONS.............................  58
KEY TERMS........................................  62
FINANCIAL STATEMENTS.............................  63


 2  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES

            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE(A)        When you pay premium.            9.5% of each premium payment.
-----------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                 When you surrender your policy   $4.00 per $1,000 of the initial specified amount for the
                                 for its full cash surrender      first five policy years, decreasing monthly thereafter
                                 value, or the policy lapses,     until it is zero at the end of 15 policy years.
                                 during the first 15 policy
                                 years.
-----------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         When you surrender part of the   The lesser of:
                                 value of your policy.            - $25; or
                                                                  - 2% of the amount surrendered.
-----------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                  Upon transfer, if we impose a    MAXIMUM: Up to $25 per transfer in excess of five.
                                 limit of five transfers by mail  CURRENT: No charge.
                                 or phone per policy year.
-----------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND        When we pay policy proceeds by   - $15 -- United States
ELECTRONIC FUND TRANSFERS OF     express mail or electronic fund  - $30 -- International
LOAN PAYMENTS AND SURRENDERS     transfer.
-----------------------------------------------------------------------------------------------------------------------------

(a) A sales charge of 7.25%, a premium tax charge of 1.0% and a federal tax charge of 1.25% make up the premium expense charge.

             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES

            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
COST OF INSURANCE CHARGES(A)     Monthly.                         Monthly rate per $1,000 of net amount at risk:
                                                                  MINIMUM: $.01 -- Female, Nonsmoker, Age 35; Female,
                                                                  Nonsmoker, Age 35: Duration 1
                                                                  MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male, Smoker, Age
                                                                  85: Duration 15
                                                                  REPRESENTATIVE INSUREDS: $.01 -- Male, Nonsmoker, Age 55;
                                                                  Female Nonsmoker, Age 55: Duration 1
-----------------------------------------------------------------------------------------------------------------------------
POLICY FEE                       Monthly.                         MAXIMUM: $30 per month for the first 15 policy years.
                                                                  CURRENT: $30 per month for the first 15 policy years.
-----------------------------------------------------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK       Daily.                           GUARANTEED:
CHARGE                                                            - .90% of the average daily net asset value of the
                                                                    subaccounts -- a level guaranteed for all policy years.
                                                                  CURRENT:
                                                                  - .90% of the average daily net asset value of the
                                                                    subaccounts -- a level guaranteed for all policy years.
-----------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON LOANS           Charged daily on the loan        GUARANTEED: 6% per year.
                                 balance and due at the end of
                                 the policy year.                 CURRENT:
                                                                  - 6% for policy years 1-10;
                                                                  - 4% for policy years 11+.
-----------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR TERM INSURANCE RIDER   Monthly.                         Monthly rate per $1,000 of the cost of insurance amount:
(FYT)(A),(B)
                                                                  MINIMUM: $.01 -- Female, Nonsmoker, Age 35; Female,
                                                                  Nonsmoker, Age 35; Duration 1
                                                                  MAXIMUM: $12.83 -- Male, Smoker, Age 85; Male, Smoker, Age
                                                                  85: Duration 4
                                                                  REPRESENTATIVE INSUREDS: $.01 -- Male, Nonsmoker, Age 55;
                                                                  Female, Nonsmoker, Age 55: Duration 1
-----------------------------------------------------------------------------------------------------------------------------
POLICY SPLIT OPTION RIDER (PSO)  Monthly.                         Monthly rate is $.06 per $1,000 of the current base policy specified amount.
-----------------------------------------------------------------------------------------------------------------------------

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource
    Life at the address or telephone number shown on the first page of this prospectus.
(b) This rider will terminate if one of the following circumstances occurs: (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.

 4  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                         ACQUIRED FUND
                                     MANAGEMENT        12B-1           OTHER                FEES AND
                                        FEES            FEES          EXPENSES             EXPENSES**
 AIM V.I. Capital Appreciation         0.61%             --%           0.27%                   --%
 Fund, Series I Shares
 AIM V.I. Capital Development Fund,    0.75              --            0.31                    --
 Series I Shares
 AIM V.I. Core Equity Fund, Series     0.60              --            0.28                  0.02
 I Shares
 AIM V.I. Financial Services Fund,     0.75              --            0.36                    --
 Series I Shares
 AIM V.I. International Growth         0.71            0.25            0.36                  0.01
 Fund, Series II Shares
 AIM V.I. Technology Fund, Series I    0.75              --            0.35                  0.01
 Shares
 AllianceBernstein VPS Growth and      0.55            0.25            0.04                    --
 Income Portfolio (Class B)
 AllianceBernstein VPS                 0.75            0.25            0.06                    --
 International Value Portfolio
 (Class B)
 AllianceBernstein VPS Large Cap       0.75            0.25            0.07                    --
 Growth Portfolio (Class B)
 American Century VP International,    1.20              --            0.01                    --
 Class I
 American Century VP Value, Class I    0.93              --            0.01                    --
 Calvert Variable Series, Inc.         0.70              --            0.20                    --
 Social Balanced Portfolio
 Columbia High Yield Fund, Variable    0.78            0.25            0.12                    --
 Series, Class B
 Credit Suisse Trust - Commodity       0.50            0.25            0.28                    --
 Return Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core    0.70              --            0.58                    --
 Portfolio
 Credit Suisse Trust - Small Cap       0.70              --            0.22                    --
 Core I Portfolio
 Eaton Vance VT Floating-Rate          0.57            0.25            0.32                    --
 Income Fund
 Evergreen VA Fundamental Large Cap    0.58            0.25            0.17                    --
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)         0.56            0.25            0.09                    --
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income       0.46            0.10            0.12                    --
 Portfolio Service Class
 Fidelity(R) VIP Mid Cap Portfolio     0.56            0.10            0.10                    --
 Service Class
 Fidelity(R) VIP Overseas Portfolio    0.71            0.10            0.14                    --
 Service Class
 FTVIPT Franklin Global Real Estate    0.75            0.25            0.31                    --
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value       0.51            0.25            0.15                  0.02
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities       0.59            0.25            0.13                    --
 Fund - Class 2
 FTVIPT Templeton Foreign              0.63            0.25            0.14                  0.02
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap Value       0.80              --            0.07                    --
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small    0.75              --            0.20                    --
 Cap Equity Fund - Institutional
 Shares

                                         GROSS TOTAL
                                            ANNUAL
                                           EXPENSES
 AIM V.I. Capital Appreciation            0.88%
 Fund, Series I Shares
 AIM V.I. Capital Development Fund,       1.06(1)
 Series I Shares
 AIM V.I. Core Equity Fund, Series        0.90(1)
 I Shares
 AIM V.I. Financial Services Fund,        1.11
 Series I Shares
 AIM V.I. International Growth            1.33(1)
 Fund, Series II Shares
 AIM V.I. Technology Fund, Series I       1.11
 Shares
 AllianceBernstein VPS Growth and         0.84
 Income Portfolio (Class B)
 AllianceBernstein VPS                    1.06
 International Value Portfolio
 (Class B)
 AllianceBernstein VPS Large Cap          1.07
 Growth Portfolio (Class B)
 American Century VP International,       1.21
 Class I
 American Century VP Value, Class I       0.94
 Calvert Variable Series, Inc.            0.90
 Social Balanced Portfolio
 Columbia High Yield Fund, Variable       1.15(2)
 Series, Class B
 Credit Suisse Trust - Commodity          1.03(3)
 Return Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core       1.28(3)
 Portfolio
 Credit Suisse Trust - Small Cap          0.92
 Core I Portfolio
 Eaton Vance VT Floating-Rate             1.14
 Income Fund
 Evergreen VA Fundamental Large Cap       1.00
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)            0.90
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income          0.68
 Portfolio Service Class
 Fidelity(R) VIP Mid Cap Portfolio        0.76
 Service Class
 Fidelity(R) VIP Overseas Portfolio       0.95
 Service Class
 FTVIPT Franklin Global Real Estate       1.31(4)
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value          0.93(5)
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities          0.97
 Fund - Class 2
 FTVIPT Templeton Foreign                 1.04(5)
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap Value          0.87
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small       0.95(6)
 Cap Equity Fund - Institutional
 Shares


             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   5

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                         ACQUIRED FUND
                                     MANAGEMENT        12B-1           OTHER                FEES AND
                                        FEES            FEES          EXPENSES             EXPENSES**
 Goldman Sachs VIT Structured U.S.     0.65%             --%           0.07%                   --%
 Equity Fund - Institutional Shares
 Janus Aspen Series Global             0.64            0.25            0.18                  0.01
 Technology Portfolio: Service
 Shares
 Janus Aspen Series International      0.64            0.25            0.06                    --
 Growth Portfolio: Service Shares
 Janus Aspen Series Large Cap          0.64            0.25            0.02                  0.01
 Growth Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth     0.64            0.25            0.04                    --
 Portfolio: Service Shares
 Lazard Retirement International       0.75            0.25            0.18                    --
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock         0.75            0.25            0.11                    --
 Series - Service Class
 MFS(R) New Discovery                  0.90            0.25            0.11                    --
 Series - Service Class
 MFS(R) Utilities Series - Service     0.75            0.25            0.10                    --
 Class
 Oppenheimer Global Securities         0.62            0.25            0.02                    --
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap     0.70            0.25            0.02                    --
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond            0.57            0.25            0.02                  0.02
 Fund/VA, Service Shares
 PIMCO VIT All Asset Portfolio,        0.18            0.25            0.25                  0.69
 Advisor Share Class
 Putnam VT Health Sciences             0.70            0.25            0.13                    --
 Fund - Class IB Shares
 Putnam VT High Yield Fund - Class     0.69            0.25            0.10                  0.01
 IB Shares
 Putnam VT International Equity        0.73            0.25            0.11                  0.01
 Fund - Class IB Shares
 Putnam VT International New           1.00            0.25            0.17                    --
 Opportunities Fund - Class IB
 Shares
 Putnam VT New Opportunities           0.63              --            0.09                    --
 Fund - Class IA Shares
 Putnam VT Vista Fund - Class IB       0.65            0.25            0.11                    --
 Shares
 Royce Capital Fund - Micro-Cap        1.25              --            0.06                    --
 Portfolio, Investment Class
 RVST Disciplined Asset                  --            0.25            0.30                  0.76
 Allocation(SM)
 Portfolios - Aggressive
 RVST Disciplined Asset                  --            0.25            0.30                  0.64
 Allocation(SM)
 Portfolios - Conservative
 RVST Disciplined Asset                  --            0.25            0.30                  0.70
 Allocation(SM)
 Portfolios - Moderate
 RVST Disciplined Asset                  --            0.25            0.30                  0.73
 Allocation(SM)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset                  --            0.25            0.30                  0.67
 Allocation(SM)
 Portfolios - Moderately
 Conservative
 RVST RiverSource(R) Partners          0.70            0.13            0.16                    --
 Variable Portfolio - Fundamental
 Value Fund
 (previously RiverSource(R)
 Variable Portfolio - Fundamental
 Value Fund)
 RVST RiverSource(R) Partners          0.83            0.13            1.13                    --
 Variable Portfolio - Select Value
 Fund
 (previously RiverSource(R)
 Variable Portfolio - Select Value
 Fund)
 RVST RiverSource(R) Partners          0.97            0.13            0.18                    --
 Variable Portfolio - Small Cap
 Value Fund
 (previously RiverSource(R)
 Variable Portfolio - Small Cap
 Value Fund)
 RVST RiverSource(R) Variable          0.53            0.13            0.14                    --
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable          0.33            0.13            0.14                    --
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable          0.45            0.13            0.16                    --
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable          0.59            0.13            0.14                    --
 Portfolio - Diversified Equity
 Income Fund
 RVST RiverSource(R) Variable          0.68            0.13            0.19                    --
 Portfolio - Global Bond Fund
 RVST RiverSource(R) Variable          0.44            0.13            0.17                    --
 Portfolio - Global Inflation
 Protected Securities Fund
 RVST RiverSource(R) Variable          0.60            0.13            0.16                    --
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable          0.59            0.13            0.15                    --
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable          0.61            0.13            0.17                    --
 Portfolio - Income Opportunities
 Fund
 RVST RiverSource(R) Variable          0.58            0.13            0.15                    --
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable          0.59            0.13            0.36                    --
 Portfolio - Large Cap Value Fund
 RVST RiverSource(R) Variable          0.58            0.13            0.15                    --
 Portfolio - Mid Cap Growth Fund
 RVST RiverSource(R) Variable          0.73            0.13            0.17                    --
 Portfolio - Mid Cap Value Fund
 RVST RiverSource(R) Variable          0.22            0.13            0.17                    --
 Portfolio - S&P 500 Index Fund

                                         GROSS TOTAL
                                            ANNUAL
                                           EXPENSES
 Goldman Sachs VIT Structured U.S.        0.72%(7)
 Equity Fund - Institutional Shares
 Janus Aspen Series Global                1.08
 Technology Portfolio: Service
 Shares
 Janus Aspen Series International         0.95
 Growth Portfolio: Service Shares
 Janus Aspen Series Large Cap             0.92
 Growth Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth        0.93
 Portfolio: Service Shares
 Lazard Retirement International          1.18
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock            1.11
 Series - Service Class
 MFS(R) New Discovery                     1.26
 Series - Service Class
 MFS(R) Utilities Series - Service        1.10(8)
 Class
 Oppenheimer Global Securities            0.89
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap        0.97
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond               0.86(9)
 Fund/VA, Service Shares
 PIMCO VIT All Asset Portfolio,           1.37(10)
 Advisor Share Class
 Putnam VT Health Sciences                1.08
 Fund - Class IB Shares
 Putnam VT High Yield Fund - Class        1.05(11)
 IB Shares
 Putnam VT International Equity           1.10
 Fund - Class IB Shares
 Putnam VT International New              1.42(11)
 Opportunities Fund - Class IB
 Shares
 Putnam VT New Opportunities              0.72
 Fund - Class IA Shares
 Putnam VT Vista Fund - Class IB          1.01
 Shares
 Royce Capital Fund - Micro-Cap           1.31
 Portfolio, Investment Class
 RVST Disciplined Asset                   1.31(12)
 Allocation(SM)
 Portfolios - Aggressive
 RVST Disciplined Asset                   1.19(12)
 Allocation(SM)
 Portfolios - Conservative
 RVST Disciplined Asset                   1.25(12)
 Allocation(SM)
 Portfolios - Moderate
 RVST Disciplined Asset                   1.28(12)
 Allocation(SM)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset                   1.22(12)
 Allocation(SM)
 Portfolios - Moderately
 Conservative
 RVST RiverSource(R) Partners             0.99(13)
 Variable Portfolio - Fundamental
 Value Fund
 (previously RiverSource(R)
 Variable Portfolio - Fundamental
 Value Fund)
 RVST RiverSource(R) Partners             2.09(13)
 Variable Portfolio - Select Value
 Fund
 (previously RiverSource(R)
 Variable Portfolio - Select Value
 Fund)
 RVST RiverSource(R) Partners             1.28(13)
 Variable Portfolio - Small Cap
 Value Fund
 (previously RiverSource(R)
 Variable Portfolio - Small Cap
 Value Fund)
 RVST RiverSource(R) Variable             0.80
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable             0.60
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable             0.74
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable             0.86
 Portfolio - Diversified Equity
 Income Fund
 RVST RiverSource(R) Variable             1.00(13)
 Portfolio - Global Bond Fund
 RVST RiverSource(R) Variable             0.74(13)
 Portfolio - Global Inflation
 Protected Securities Fund
 RVST RiverSource(R) Variable             0.89
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable             0.87
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable             0.91
 Portfolio - Income Opportunities
 Fund
 RVST RiverSource(R) Variable             0.86
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable             1.08(13)
 Portfolio - Large Cap Value Fund
 RVST RiverSource(R) Variable             0.86
 Portfolio - Mid Cap Growth Fund
 RVST RiverSource(R) Variable             1.03(13)
 Portfolio - Mid Cap Value Fund
 RVST RiverSource(R) Variable             0.52(13)
 Portfolio - S&P 500 Index Fund


 6  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                         ACQUIRED FUND
                                     MANAGEMENT        12B-1           OTHER                FEES AND
                                        FEES            FEES          EXPENSES             EXPENSES**
 RVST RiverSource(R) Variable          0.48%           0.13%           0.18%                   --%
 Portfolio - Short Duration U.S.
 Government Fund
 RVST RiverSource(R) Variable          0.68            0.13            0.20                    --
 Portfolio - Small Cap Advantage
 Fund
 RVST Threadneedle(R) Variable         1.11            0.13            0.26                    --
 Portfolio - Emerging Markets Fund
 (previously RiverSource(R)
 Variable Portfolio - Emerging
 Markets Fund)
 RVST Threadneedle(R) Variable         0.69            0.13            0.19                    --
 Portfolio - International
 Opportunity Fund
 (previously RiverSource(R)
 Variable Portfolio - International
 Opportunity Fund)
 Third Avenue Value Portfolio          0.90              --            0.27                    --
 Van Kampen Life Investment Trust      0.56            0.25            0.03                    --
 Comstock Portfolio, Class II
 Shares
 Van Kampen UIF Global Real Estate     0.85            0.35            0.38                    --
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth         0.75            0.35            0.35                    --
 Portfolio, Class II Shares
 Wanger International Small Cap        0.88              --            0.11                    --
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)
 Wanger U.S. Smaller Companies         0.90              --            0.05                    --
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 USA)
 Wells Fargo Advantage VT              0.73            0.25            0.20                    --
 Opportunity Fund
 Wells Fargo Advantage VT Small Cap    0.75            0.25            0.23                    --
 Growth Fund

                                         GROSS TOTAL
                                            ANNUAL
                                           EXPENSES
 RVST RiverSource(R) Variable             0.79%
 Portfolio - Short Duration U.S.
 Government Fund
 RVST RiverSource(R) Variable             1.01(13)
 Portfolio - Small Cap Advantage
 Fund
 RVST Threadneedle(R) Variable            1.50
 Portfolio - Emerging Markets Fund
 (previously RiverSource(R)
 Variable Portfolio - Emerging
 Markets Fund)
 RVST Threadneedle(R) Variable            1.01
 Portfolio - International
 Opportunity Fund
 (previously RiverSource(R)
 Variable Portfolio - International
 Opportunity Fund)
 Third Avenue Value Portfolio             1.17
 Van Kampen Life Investment Trust         0.84
 Comstock Portfolio, Class II
 Shares
 Van Kampen UIF Global Real Estate        1.58(14)
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth            1.45(14)
 Portfolio, Class II Shares
 Wanger International Small Cap           0.99
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)
 Wanger U.S. Smaller Companies            0.95
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 USA)
 Wells Fargo Advantage VT                 1.18(15)
 Opportunity Fund
 Wells Fargo Advantage VT Small Cap       1.23(15)
 Growth Fund



  * The Funds provided the information on their expenses and we have not independently verified the information.


 ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).



 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.05% for AIM V.I. Capital Development Fund, Series I Shares, 0.89% for AIM V.I. Core Equity Fund, Series I Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.



 (2) The Fund's investment adviser has contractually agreed to waive 0.19% of the distribution (12b-1) fees until April 30, 2009. In addition, the Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, (if any)) do not exceed 0.60% annually through April 30, 2009. If these waivers were reflected in the above table, net expenses would be 0.66%. There is no guarantee that these waivers and/or limitations will continue after April 30, 2009.



 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.25% for Credit Suisse Trust - Mid-Cap Core Portfolio.



 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.



 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and 1.02% for FTVIPT Templeton Foreign Securities Fund - Class 2.



 (6) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. In addition, the Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. This waiver may be modified or terminated at any time at the option of the Investment Adviser. After fee waivers and expense reductions net expenses would be 0.90% for Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares.



 (7) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.



 (8) MFS has agreed in writing to reduce its management fee to 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.



 (9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.



(10) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.


             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   7

(11) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2008. After fee waivers and expense reimbursements net expenses would be 1.00% for Putnam VT High Yield Fund - Class IB Shares and 1.36% for Putnam VT International New Opportunities Fund - Class IB Shares.



(12) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.



(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.98% for RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable
     Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.



(14) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.



(15) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


 8  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
DEATH BENEFIT                 We will pay a benefit to the     The amount payable is the death benefit amount minus any
                              beneficiary of the policy when   indebtedness as of the death benefit valuation date. You may both insureds have died. Before  choose either of the following death benefit options:
                              the youngest insured's attained
                              insurance age 100, your          OPTION 1 (LEVEL AMOUNT): If death is prior to the youngest
                              policy's death benefit on the    insured's attained insurance age 100, the death benefit amount is
                              last surviving insured's death   the greater of the following as determined on the death benefit
                              can never be less than the       valuation date:
                              specified amount unless you      - the specified amount; or
                              change that amount or your       - a percentage of the policy value.
                              policy has outstanding
                              indebtedness.                    OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
                                                               - the policy value plus the specified amount; or
                                                               - a percentage of the policy value.
                                                               You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges.
                                                               UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR AFTER THE
                                                               YOUNGEST INSURED'S ATTAINED INSURANCE AGE 100, THE DEATH BENEFIT
                                                               AMOUNT WILL BE THE CASH SURRENDER VALUE.
--------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL PREMIUM       Your policy will not lapse (end  MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early
PERIOD AND DEATH BENEFIT      without value) if the minimum    years of the policy when you may choose to pay the minimum
GUARANTEE (DBG)               initial premium period or the    initial premium as long as the policy value minus indebtedness
                              DBG option is in effect, even    equals or exceeds the monthly deduction.
                              if the cash surrender value is
                              less than the amount needed to   DEATH BENEFIT GUARANTEE: The policy has the following DBG option
                              pay the monthly deduction.       which remains in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus surrender charges:
                                                               - DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) guarantees the policy will not lapse before the youngest insured's attained insurance age 100.
--------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE PREMIUMS             You choose when to pay premiums  When you apply for your policy, you state how much you intend to
                              and how much premium to pay.     pay and whether you will pay quarterly, semiannually or annually.
                                                               You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the DBG option remains in effect.
--------------------------------------------------------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   9

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
RIGHT TO EXAMINE YOUR POLICY  You may return your policy for   You may mail or deliver the policy to our home office or to your
("FREE LOOK")                 any reason and receive a full    sales representative with a written request for cancellation by
                              refund of all premiums paid.     the 10th day after you receive it or the 45th day after you sign your application. On the date your request is postmarked or received, the policy will immediately be considered void from the start.
                                                               Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if received at our home office within 30 days from the latest of the following dates:
                                                               - The date we mail the policy from our office
                                                               - The policy date (only if the policy is issued in force)
                                                               - The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.
                                                               We reserve the right to change or discontinue this administrative practice at any time.
--------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT                For two years after the policy   Because the policy itself offers a fixed return option, all you
                              is issued, you can exchange it   need to do is transfer all of the policy value in the subaccounts
                              for one that provides benefits   to the fixed account. This exchange does not require our
                              that do not vary with the        underwriting approval. We do not issue a new policy.
                              investment return of the
                              subaccounts.
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CHOICES            You may direct your net
                              premiums or transfer your
                              policy's value to:
                              - THE VARIABLE ACCOUNT which     - UNDER THE VARIABLE ACCOUNT your policy's value may increase or
                                consists of subaccounts, each    decrease daily, depending on the investment return. No minimum
                                of which invests in a fund       amount is guaranteed.
                                with a particular investment
                                objective; or
                              - THE FIXED ACCOUNT which is     - THE FIXED ACCOUNT earns interest rates that we adjust
                                our general investment           periodically. This rate will never be lower than 4%.
                                account.
--------------------------------------------------------------------------------------------------------------------------------
SURRENDERS                    You may cancel the policy while  The cash surrender value is the policy value minus indebtedness
                              it is in force and receive its   minus any applicable surrender charges. Partial surrenders are
                              cash surrender value or take a   available within certain limits for a fee.
                              partial surrender out of your
                              policy.
--------------------------------------------------------------------------------------------------------------------------------
LOANS                         You may borrow against your      Your policy secures the loan.
                              policy's cash surrender value.
--------------------------------------------------------------------------------------------------------------------------------
TRANSFERS                     You may transfer your policy's   You may, at no charge, transfer policy value from one subaccount
                              value.                           to another or between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply to transfers.
--------------------------------------------------------------------------------------------------------------------------------

 10  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
OPTIONAL INSURANCE BENEFITS   You may add optional benefits    AVAILABLE RIDERS YOU MAY ADD:
                              to your policy at an additional  - FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT provides a specified
                              cost, in the form of riders (if    amount of term insurance. The FYT death benefit is paid if both
                              you meet certain requirements).    insureds die during the first four policy years.
                              The amounts of these benefits    - POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be
                              do not vary with investment        split into two individual permanent plans of life insurance
                              experience of the variable         then offered by us for exchange, one on the life of each
                              account. Certain restrictions      insured, upon the occurrence of a divorce of the insureds or
                              apply and are clearly described    certain changes in federal estate tax law. (See "Federal
                              in the applicable rider.           Taxes.")
--------------------------------------------------------------------------------------------------------------------------------

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   11

POLICY RISKS


        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
INVESTMENT RISK               You direct your net premiums or  - You can lose cash values due to adverse investment experience.
                              transfer your policy's value to    No minimum amount is guaranteed under the subaccounts of the
                              a subaccount that drops in         variable account.
                              value.                           - Your death benefit under Option 2 may be lower due to adverse investment experience.
                                                               - Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor the DBG option is in effect and you do not pay the premiums needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              You transfer your policy's       - The value of the subaccount from which you transferred could
                              value between subaccounts.         increase.
                                                               - The value of the subaccount to which you transferred could decrease.
--------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY        The policy is not suitable as a  - If you are unable to afford the premiums needed to keep the
VALUES IN EARLY YEARS         short-term investment.             policy in force for a long period of time, your policy could lapse with no value.
                              --------------------------------------------------------------------------------------------------
                              Your policy has little or no     - Surrender charges apply to this policy for the first 15 policy
                              cash surrender value in the        years. Surrender charges can significantly reduce policy value.
                              early policy years.                Poor investment performance can also significantly reduce
                                                                 policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.
                              --------------------------------------------------------------------------------------------------
                              Your ability to take partial     - You cannot take partial surrenders during the first policy
                              surrenders is limited.             year.
--------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK                    You do not pay the premiums      - We will not pay a death benefit if your policy lapses.
                              needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              Your policy may lapse due to     - Surrender charges affect the surrender value, which is a
                              surrender charges.                 measure we use to determine whether your policy will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate the DBG option.
                              --------------------------------------------------------------------------------------------------
                              You take a loan against your     - Taking a loan increases the risk that your policy will lapse,
                              policy.                            will have a permanent effect on the policy value, will reduce the death benefit and may terminate the DBG option.
                                                               - The lapse may have adverse tax consequences.
                              --------------------------------------------------------------------------------------------------
                              Your policy can lapse due to     - Your policy could lapse due to adverse investment experience if
                              poor investment performance.       neither the minimum initial premium period nor any of the DBG option is in effect and you do not pay premium needed to
                                                                 maintain coverage.
                              --------------------------------------------------------------------------------------------------


 12  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK     You drop another policy to buy   - You may pay surrender charges on the policy you drop.
                              this one.                        - This policy has surrender charges, which may extend beyond those in the policy you drop.
                                                               - You will be subject to new incontestability and suicide
                                                                 periods.
                                                               - You may be in a higher insurance risk-rating category now and you may pay higher premiums.
                                                               - If you drop the policy, if not part of an exchange under
                                                                 Section 1035 of the Code, there may be adverse tax consequences if your total policy value (before any loans) exceeds your investment in the policy.
                                                               - If you drop the policy as part of an exchange under Section
                                                                 1035 of the Code and there is a loan on the policy, there may be adverse tax consequences if your total policy value (before the loan) exceeds your investment in the policy.
                              --------------------------------------------------------------------------------------------------
                              You use cash values or           - If you borrow from another policy to buy this one, the loan
                              dividends from another policy      reduces the death benefit on the other policy. If you fail to
                              to buy this one, without           repay the loan and accrued interest, you could lose the other
                              dropping the other policy.         coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it.
                                                               - If the exchange does not qualify as an exchange under Section
                                                                 1035 of the Code, there may be adverse tax consequences.
--------------------------------------------------------------------------------------------------------------------------------
TAX RISK                      A policy may be classified as a  - Federal income tax on earnings will apply to surrenders or
                              "modified endowment contract"      loans from a modified endowment contract or an assignment or
                              ("MEC") for federal income tax     pledge of a modified endowment contract. Earnings come out
                              purposes when issued. If a         first on surrenders or loans from a modified endowment contract
                              policy is not a MEC when           or an assignment or pledge of a modified endowment contract. If
                              issued, certain changes you may    you are under age 59 1/2, a 10% penalty tax also may apply to
                              make to the policy may cause it    these earnings.
                              to become a MEC.
                              --------------------------------------------------------------------------------------------------
                              If your policy lapses or is      - You will be taxed on any earnings in the policy. For non-MEC
                              fully surrendered with an          policies, this is earnings in policy cash value and earnings
                              outstanding policy loan, you       previously taken via existing loans. It could be the case that
                              may experience a significant       a policy with a relatively small existing cash value could have
                              tax risk, especially if your       significant earnings that will be taxed upon lapse or surrender
                              policy is not a modified           of the policy. For MEC policies, this is the remaining earnings
                              endowment contract.                in the policy.
                              --------------------------------------------------------------------------------------------------
                              The policy may fail to qualify   - You could lose any or all of the specific federal income tax
                              as life insurance for federal      attributes and benefits of a life insurance policy including
                              income tax purposes.               tax- deferred accrual of cash values, and income tax free death benefits and for non-MEC contracts your ability to take non-
                              Congress may change current tax    taxable distributions from the policy.
                              law at any time.
                              The interpretation of current
                              tax law is subject to change by
                              the Internal Revenue Service
                              (IRS) or the courts at any
                              time.
                              --------------------------------------------------------------------------------------------------


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   13

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
TAX RISK (CONTINUED)
                              The IRS may determine that you   - You may be taxed on the income of each subaccount to the extent
                              are the owner of the fund          of your investment interest in the subaccount.
                              shares held by our Variable
                              Account.
                              --------------------------------------------------------------------------------------------------
                              You may buy this policy to fund  - The tax-deferred accrual of cash values provided by the policy
                              a tax-deferred retirement plan.    is unnecessary because tax deferral is provided by the
                                                                 tax-deferred retirement plan.
                              The investments in the           - If a policy fails to qualify as a life insurance policy because
                              subaccount are not adequately      it is not adequately diversified, the policyholder must include
                              diversified.                       in gross income the "income on the contract" (as defined in
                                                                 Section 7702(g) of the Code).
--------------------------------------------------------------------------------------------------------------------------------



Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.


FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

 14  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge has three parts:

SALES CHARGE: 7.25% of each premium payment. Partially compensates us for expenses in distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature.

PREMIUM TAX CHARGE: 1.0% of each premium payment. Compensates us for paying taxes imposed by the State of New York on premiums received by insurance companies.

FEDERAL TAX CHARGE: 1.25% of each premium payment. Compensates us for paying federal taxes resulting from the sale of the policy and is a reasonable charge in relation to our federal tax burden. We reserve the right to change the amount of this charge if applicable federal law changes our federal tax burden subject to the approval of the Superintendent of Insurance.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION

1. COST OF INSURANCE: the cost of providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:

   "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

       We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   15

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy fee, the administrative charge, and any charges have reduced the policy value for optional riders;

   "D" IS ANY FLAT EXTRA INSURANCE CHARGES assessed as a result of special underwriting considerations.

2. POLICY FEE: $30 per month for the first 15 policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $30 per month in the first 15 policy years and $0 thereafter.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Operating Expenses.")

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge. The surrender charge is a contingent deferred issue and administration expense charge. It reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. We do not expect to make a profit on this charge. This charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for nonsmoker rates and female, insurance age 55, qualifying for nonsmoker rates. We assume the specified amount to be $1,000,000.

LAPSE OR SURRENDER         MAXIMUM
AT BEGINNING OF YEAR   SURRENDER CHARGE
          1               $4,000.00
          2                4,000.00
          3                4,000.00
          4                4,000.00
          5                4,000.00
          6                4,000.00
          7                3,600.00
          8                3,200.00
          9                2,800.00
         10                2,400.00
         11                2,000.00
         12                1,600.00
         13                1,200.00
         14                  800.00
         15                  400.00
         16                    0.00

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

 16  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE OF NY

We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Extension, Albany, NY 12203. Our mailing address is: 20 Madison Extension, P.O. Box 5144, Albany, NY 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   17

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under asset allocation programs we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to

 18 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds, and Disciplined Asset Allocation Portfolios funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and it affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliate issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts and their affiliates paid us or our affiliates in 2007.



  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").


  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy ("Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including but not limited to expense payments and non-cash compensation for various purposes including:

   - Compensating, training and educating sales representatives who sell the policies.

   - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to policy owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

   - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   19

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:





INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series I   stocks of companies likely to benefit from new    advisory entities affiliated with
Shares                        or innovative products, services or processes as  Invesco Aim Advisors, Inc.,
                              well as those with above-average growth and       subadvisers.
                              excellent prospects for future growth. The Fund
                              may also invest up to 25% of its total assets in
                              foreign securities that involve risks not
                              associated with investing solely in the United
                              States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         in securities (including common stocks,           advisory entities affiliated with
                              convertible securities and bonds) of small- and   Invesco Aim Advisors, Inc.,
                              medium-sized companies. The Fund may invest up    subadvisers.
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Core Equity Fund,    Growth of capital. Invests normally at least 80%  Invesco Aim Advisors, Inc. adviser,
Series I Shares               of its net assets, plus the amount of any         advisory entities affiliated with
                              borrowings for investment purposes, in equity     Invesco Aim Advisors, Inc.,
                              securities, including convertible securities of   subadvisers.
                              established companies that have long-term
                              above-average growth in earnings and dividends
                              and growth companies that are believed to have
                              the potential for above-average growth in
                              earnings and dividends. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at      Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         least 80% of its net assets in the equity         advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies involved in the financial services      subadvisers.
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
AIM V.I. International        Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international       advisory entities affiliated with
Shares                        equity securities, whose issuers are considered   Invesco Aim Advisors, Inc.,
                              to have strong earnings momentum. The Fund may    subadvisers.
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.     Invesco Aim Advisors, Inc. adviser,
Series I Shares               Invests at least 80% of its net assets in equity  advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies engaged in technology-related           subadvisers.
                              industries. These include, but are not limited
                              to, various applied technologies, hardware,
                              software, semiconductors, telecommunications
                              equipment and services, and service-related
                              companies in information technology. Many of
                              these products and services are subject to rapid
                              obsolescence, which may lower the market value
                              of securities of the companies in this sector.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.


 20  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
Cap Growth Portfolio (Class   in equity securities of U.S. companies. Unlike
B)                            most equity funds, the Portfolio focuses on a
                              relatively small number of intensively
                              researched companies.
American Century VP           Capital growth. Invests primarily in stocks of    American Century Global Investment
International, Class I        growing foreign companies in developed            Management, Inc.
                              countries.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class I                       secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Calvert Variable Series,      Competitive total return through actively         Calvert Asset Management Company, Inc.,
Inc. Social Balanced          managed portfolio of stocks, bonds and money      adviser. SSgA Funds Management, Inc.
Portfolio                     market instruments which offer income and         and New Amsterdam Partners, LLP,
                              capital growth opportunity and which satisfy      subadvisers on equity portion; no
                              Portfolio's investment and social criteria.       subadviser on fixed-income portion.
                              Typically invests about 60% of net assets in
                              stocks (primarily common stocks of U.S.
                              large-cap companies) and 40% in investment grade
                              bonds and other fixed-income investments.
                              Investments must be consistent with Portfolio's
                              current financial and social criteria.
Columbia High Yield Fund,     Total return, consisting of a high level of       Columbia Management Advisors, LLC,
Variable Series, Class B      income and capital appreciation. Under normal     advisor; MacKay Shields LLC,
                              circumstances, the Fund invests at least 80% of   subadviser.
                              net assets in domestic and foreign corporate
                              below investment grade debt securities. These
                              securities generally will be, at the time of
                              purchase, rated BB or below by Standard & Poor's
                              Corporation (S&P) or Fitch, rated "Ba" or below
                              by Moody's, or unrated but determined by the
                              Advisor to be of comparable quality. The Fund
                              invests primarily in domestic corporate below
                              investment grade securities (including private
                              placements), U.S. dollar-denominated foreign
                              corporate below investment grade securities
                              (including private placements), zero-coupon
                              bonds and U.S. Government obligations. The Fund
                              may invest up to 20% of net assets in equity
                              securities that may include convertible
                              securities. The Fund is not managed to a
                              specific duration.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Credit Suisse Trust -         Total Return. Invests in commodity- linked        Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed and fixed-income
Portfolio                     securities. The portfolio invests in
                              commodity-linked derivative instruments, such as
                              commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the investment
                              returns of the commodities markets without
                              investing directly in physical commodities. The
                              portfolio invests all of its assets in
                              commodity-linked derivative instruments, such as
                              structured notes and swaps, and fixed-income
                              securities, subject to applicable IRS limits.
                              The portfolio may also gain exposure to
                              commodity markets by investing in the Credit
                              Suisse Cayman Commodity Fund II, a wholly owned
                              subsidiary of the Portfolio formed in the Cayman
                              Island.
Credit Suisse Trust - Mid-    Maximum capital appreciation. Invests in U.S.     Credit Suisse Asset Management, LLC
Cap Core Portfolio            equity securities of "mid-cap" companies
                              selected using proprietary quantitative stock
                              selection models rather than the more
                              traditional fundamental analysis approach.
                              Maintains investment attributes similar to those
                              of the Standard & Poor's MidCap 400(R) Index and
                              intends to limit its divergence from that index
                              in terms of market, industry and sector
                              exposures.
Credit Suisse Trust - Small   Capital growth. Invests in equity securities of   Credit Suisse Asset Management, LLC
Cap Core I Portfolio          small U.S. companies selected using proprietary
                              quantitative stock selection models rather than
                              the more traditional fundamental analysis
                              approach. Maintains investment attributes
                              similar to those of the Standard & Poor's
                              SmallCap 600(R) Index and intends to limit its
                              divergence from that index in terms of market,
                              industry and sector exposures.
Eaton Vance VT Floating-      High level of current income. The Fund invests    Eaton Vance Management
Rate Income Fund              primarily in senior floating rate loans ("Senior
                              Loans"). Senior Loans typically are of below
                              investment grade quality and have below
                              investment grade credit ratings, which ratings
                              are associated with securities having high risk,
                              speculative characteristics. The Fund invests at
                              least 80% of its net assets in income producing
                              floating rate loans and other floating rate debt
                              securities. The Fund may also purchase
                              investment grade fixed income debt securities
                              and money market instruments. The Fund may
                              invest up to 25% of its total assets in foreign
                              securities and may engage in certain hedging
                              transactions. The Fund may purchase derivative
                              instruments, such as futures contracts and
                              options thereon, interest rate and credit
                              default swaps, credit linked notes and currency
                              hedging derivatives.
Evergreen VA Fundamental      Capital growth with the potential for current     Evergreen Investment Management
Large Cap Fund - Class 2      income. Invests primarily in common stocks of     Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.


 22  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Growth &      High total return through a combination of        Fidelity Management & Research Company
Income Portfolio Service      current income and capital appreciation.          (FMR), investment manager; FMR U.K.,
Class                         Normally invests a majority of assets in common   FMR Far East, sub- advisers.
                              stocks with a focus on those that pay current
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Allocates assets     Fidelity Management & Research Company
Portfolio Service Class       across different market sectors and maturities.   (FMR), investment manager; FMR U.K.,
                              Normally invests primarily in common stocks.      FMR Far East, sub- advisers.
                              Normally invests at least 80% of assets in
                              securities of companies with medium market
                              capitalizations. May invest in companies with
                              smaller or larger market capitalizations.
                              Invests in domestic and foreign issuers. The
                              Fund invests in either "growth" or "value"
                              common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class       primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector and normally
                              invests predominantly in equity securities.
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
FTVIPT Templeton Foreign      Long-term capital growth. The Fund normally       Templeton Investment Counsel, LLC
Securities Fund - Class 2     invests at least 80% of its net assets in
                              investments of issuers located outside the U.S.,
                              including those in emerging markets, and
                              normally invests predominantly in equity
                              securities.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $1.1 billion and $21 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in countries
                              with emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.


 24  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital through a broadly     Goldman Sachs Asset Management, L.P.
Small Cap Equity              diversified portfolio of equity investments in
Fund - Institutional Shares   U.S. issuers. The Fund invests, under normal
                              circumstances, at least 80% of its net assets
                              plus any borrowings for investment purposes
                              (measured at time of purchase) ("Net Assets") in
                              a broadly diversified portfolio of equity
                              investments in small-cap U.S. issuers, including
                              foreign issuers that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances the Fund will
                              invest at least 85% of its Net Assets in such
                              equity investments. These issuers will have
                              public stock market capitalizations (based upon
                              shares available for trading on an unrestricted
                              basis) similar to that of the range of the
                              market capitalization of companies constituting
                              the Russell 2000(R) Index at the time of
                              investment. The Fund is not required to limit
                              its investments to securities in the Russell
                              2000(R) Index. In addition, if the market
                              capitalization of a company held by the Fund
                              moves outside this range, the Fund may, but is
                              not required to, sell the securities. The
                              capitalization range of the Russell 2000(R)
                              Index is currently between $40 million and $4
                              billion.
                              The Fund's investments are selected using a
                              variety of quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected return. The Fund maintains risk,
                              style, capitalization and industry
                              characteristics similar to the Russell 2000
                              Index. The Russell 2000 Index is an index
                              designed to represent an investable universe of
                              small cap companies. The Fund seeks to maximize
                              expected return while maintaining these and
                              other characteristics similar to the benchmark.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   25

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 80% of its net assets plus any borrowings
                              for investment purposes (measured at the time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in U.S. issuers,
                              including foreign companies that are traded in
                              the United States. However, it is currently
                              anticipated that, under normal circumstances,
                              the Fund will invest at least 95% of its Net
                              Assets in such equity investments.
                              The Fund's investments are selected using a
                              variety of quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to securities
                              in the S&P 500 Index.
Janus Aspen Series Global     Long-term growth of capital. Invests, under       Janus Capital Management LLC
Technology Portfolio:         normal circumstances, at least 80% of its net
Service Shares                assets in securities of companies that the
                              portfolio manager believes will benefit
                              significantly from advances or improvements in
                              technology. It implements this policy by
                              investing primarily in equity securities of U.S.
                              and foreign companies selected for their growth
                              potential.
Janus Aspen Series            Long-term growth of capital. Invests, under       Janus Capital Management LLC
International Growth          normal circumstances, at least 80% of its net
Portfolio: Service Shares     assets in securities of issuers from countries
                              outside of the United States. The Portfolio
                              normally invests in securities of issuers from
                              several different countries excluding the United
                              States. Although the Portfolio intends to invest
                              substantially all of its assets in issuers
                              located outside the United States, it may at
                              times invest in U.S. issuers, and it may under
                              unusual circumstances, invest all of its assets
                              in a single country. The Portfolio may have
                              significant exposure to emerging markets.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.


 26  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Janus Aspen Series Mid Cap    Long-term growth of capital. Invests, under       Janus Capital Management LLC
Growth Portfolio: Service     normal circumstances, at least 80% of its net
Shares                        assets in equity securities of mid-sized
                              companies whose market capitalization falls, at
                              the time of initial purchase, in the 12-month
                              average of the capitalization ranges of the
                              Russell Midcap Growth Index. Market
                              capitalization is a commonly used measure of the
                              size and value of a company.
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies). Growth
                              companies tend to have stock prices that are
                              high relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with large
                              capitalizations.
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth potential compared to other
                              companies (growth companies). Growth companies
                              tend to have stock prices that are high relative
                              to their earnings, dividends, book value, or
                              other financial measures. The Fund generally
                              focuses on companies with small capitalizations.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets may
                              be invested in companies of any size.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   27

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Fund - Class IB Shares        by investing mainly in common stocks of
                              companies in the health sciences industries,
                              with a focus on growth stocks. Under normal
                              circumstances, the fund invests at least 80% of
                              its net assets in securities of (a) companies
                              that derive at least 50% of their assets,
                              revenues or profits from the pharmaceutical,
                              health care services, applied research and
                              development and medical equipment and supplies
                              industries, or (b) companies Putnam Management
                              thinks have the potential for growth as a result
                              of their particular products, technology,
                              patents or other market advantages in the health
                              sciences industries.
Putnam VT High Yield          High current income. Capital growth is a          Putnam Investment Management, LLC
Fund - Class IB Shares        secondary goal when consistent with achieving
                              high current income. The fund pursues its goal
                              by investing mainly in bonds that (i) are
                              obligations of U.S. companies, (ii) are below
                              investment-grade in quality and (iii) have
                              intermediate to long-term maturities (three
                              years or longer). Under normal circumstances,
                              the fund invests at least 80% of its net assets
                              in securities rated below investment-grade.
Putnam VT International       Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Equity Fund - Class IB        by investing mainly in common stocks of
Shares                        companies outside the United States that Putnam
                              Management believes have favorable investment
                              potential. Under normal circumstances, the fund
                              invests at least 80% of its net assets in equity
                              investments.
Putnam VT International New   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Opportunities Fund - Class    its goal by investing mainly in common stocks of
IB Shares                     companies outside the United States with a focus
                              on growth stocks.
Putnam VT New Opportunities   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Fund - Class IA Shares        its goal by investing mainly in common stocks of
                              U.S. companies, with a focus on growth stocks.
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.


 28  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Royce Capital Fund -          Long-term growth of capital. Invests primarily    Royce & Associates, LLC
Micro-Cap Portfolio,          in a broadly diversified portfolio of equity
Investment Class              securities issued by micro-cap companies
                              (companies with stock market capitalizations
                              below $500 million).
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and also
                              invests the small amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with a longer term investment horizon.
                              The Fund is intended for investors who have an
                              objective of achieving a high level of total
                              return, but prefer to have investment decisions
                              managed by professional money managers. This is
                              a "fund of funds" and seeks to achieve its
                              objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a conservative level of risk. The Fund
Conservative                  invests primarily in fixed income securities and
                              may be most appropriate for investors with a
                              shorter term investment horizon. This is a "fund
                              of funds" and seeks to achieve its objective by
                              investing in a combination of underlying funds
                              for which RiverSource Investments acts as
                              investment manager or an affiliate acts as
                              principal underwriter. By investing in several
                              underlying funds, the Fund seeks to minimize the
                              risks inherent in investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate level of risk. The Fund invests
Moderate                      in a balance of fixed income and equity
                              securities and may be most appropriate for
                              investors with an intermediate term investment
                              horizon. This is a "fund of funds" and seeks to
                              achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate aggressive level of risk. The
Moderately Aggressive         Fund invests primarily in equity securities and
                              also invests a moderate amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with an intermediate-to-long term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by investing
                              in a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   29

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate conservative level of risk. The
Moderately Conservative       Fund invests primarily in fixed income
                              securities and also invests a moderate amount in
                              equity securities. The Fund may be most
                              appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST RiverSource Partners     Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable                      primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       companies. Under normal market conditions, the    subadviser.
Value Fund (previously        Fund's assets will be invested primarily in
RiverSource Variable          companies with market capitalizations of at
Portfolio - Fundamental       least $5 billion at the time of the Fund's
Value Fund)                   investment. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund (previously        well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
RiverSource Variable          capitalizations. The Fund considers mid-cap       sub- advisers.
Portfolio - Select Value      companies to be either those with a market
Fund)                         capitalization of up to $15 billion or those
                              whose market capitalization falls within range
                              of the Russell Midcap(R) Value Index.
RVST RiverSource Partners     Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund (previously    net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
RiverSource Variable          companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
Portfolio - Small Cap Value   time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
Fund)                         that fall within the range of the Russell         Denver Investment Advisors LLC,
                              2000(R) Value Index. The Fund may invest up to    subadvisers.
                              25% of its net assets in foreign investments.
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.


 30  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its net assets in foreign investments.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment-grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.
RVST RiverSource Variable     Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   31

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.
RVST RiverSource Variable     Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.


 32  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       sub-adviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund (previously RiverSource  emerging market companies. Under normal market    indirect wholly-owned subsidiary of
Variable Portfolio -          conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
Emerging Markets Fund)        assets will be invested in securities of
                              companies that are located in emerging market
                              countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund (previously  believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
RiverSource Variable          Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
Portfolio - International     markets.
Opportunity Fund)
Third Avenue Value Portfolio  Long-term capital appreciation. Invests           Third Avenue Management LLC
                              primarily in common stocks of well-financed
                              companies, meaning companies without significant
                              liabilities in comparison to their liquid
                              resources at a discount to what the Adviser
                              believes is their intrinsic value.
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              similar entities established outside the U.S.     sub-advisers.
                              (foreign real estate companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   33

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008: Under normal market
Fund will change its name to  circumstances, the Fund invests a majority of
Wanger International.         its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008: Under normal market
Fund will change its name to  circumstances, the Fund invests a majority of
Wanger USA.                   its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, sub-adviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.


 34  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.



PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.


RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or,


- in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. These reallocations will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   35
than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: The policy is available only to persons 35 and older. In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy In
Force - Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

 36  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   37

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

- additional net premiums allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders and partial surrender fees;

- surrender charges; and/or

- monthly deductions.

Accumulation unit values will fluctuate due to:

- changes in underlying fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

 38  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is:

- 3 years if the youngest insured's insurance age is 35-39

- 2 years if the youngest insured's insurance age is 40-49

- 1 year if the youngest insured's insurance age is 50 and over

DEATH BENEFIT GUARANTEE

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months;

- payment of the monthly deductions that were not collected during the grace period; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement. Surrender charges will also be reinstated.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   39

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

For two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the applicable percentage of policy value.

EXAMPLE                                                          OPTION 1           OPTION 2
 Specified amount                                               $1,000,000         $1,000,000
 Policy value                                                   $   50,000         $   50,000
 Death benefit                                                  $1,000,000         $1,050,000
 Policy value increases to                                      $   80,000         $   80,000
 Death benefit                                                  $1,000,000         $1,080,000
 Policy value decreases to                                      $   30,000         $   30,000
 Death benefit                                                  $1,000,000         $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the cash surrender value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

 40  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.

- Minimum monthly premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time. Decreases in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."

DECREASES: Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   41

RESTRICTIONS ON TRANSFERS

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing

 42 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIERS AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   43

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.

CHARGE FOR TRANSFERS

You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than five transfers by mail or telephone per policy year. In addition to transfers by mail or phone, you may make 12 automated transfers per policy year subject to the restrictions described below.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").

AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The charge for transfers provision above does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

 44  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


By investing an equal                                                                                NUMBER
number of dollars each                           AMOUNT                  ACCUMULATION                OF UNITS
month...                    MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low...
                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             June                   100                       18                       5.56
                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN Program model portfolio is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change to a different model portfolio or are reallocated according to an updated version of your existing model portfolio ("Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.


ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the charge for transfers provision above.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program").


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   45

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM



The Portfolio Navigator Asset Allocation Program (PN Program) allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.


You may elect to participate in the PN Program at any time. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. The PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at or before the time they enroll in the PN Program.


Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.


We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Series Trust funds, we may have an incentive to identify RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated


 46 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.

If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.

You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   47
account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by us. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.

We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial premium payment we accept;

- cancel required participation in the program after 30 days' written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program otherwise will continue (e.g., rebalancing instructions provided to insurer).


RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.

By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

POLICY LOANS

You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.). Generally, we will process your loan within seven days after we receive your request at our home office (for exception -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 or the remaining loan value, whichever is less.

 48  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

MAXIMUM LOAN AMOUNTS

- 85% of the policy value minus surrender charges.

- For telephone requests, the maximum loan amount is $50,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 85% of the policy's cash surrender value. Partial surrenders by telephone are limited to $50,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   49

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2  BY PHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (TOLL FREE)
TTY service for the hearing impaired:
(518) 869-8612 (LOCAL)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the last surviving insured dies; or

- the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year on lump sum death proceeds, from the date of

 50 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15, or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.



You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.



DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test and is subject to an investor control rule under Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   51
the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.

RIVERSOURCE LIFE OF NY'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS


DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is generally not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age
59 1/2.

 52  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

SOURCE OF PROCEEDS                                  TAXABLE PORTION OF PRE-DEATH PROCEEDS
----------------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings
                                                    generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be
                                                    the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed
                                                    upon surrender of the policy.
Lapse:                                              Any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings generated in the
                                                    policy -- earnings in policy cash value and earnings
                                                    previously taken via existing loans. It could be the case
                                                    that a policy with a relatively small existing cash value
                                                    could have significant earnings that will be taxed upon
                                                    lapse of the policy.
Partial surrenders:                                 Generally, if the amount received is greater than your
                                                    investment in the policy,(1) the amount in excess of your
                                                    investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                                    surrender results in or is necessitated by a reduction in
                                                    benefits.
Policy loans and assignments and pledges:           None.(2)
MODIFIED ENDOWMENT CONTRACTS(3):
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1)
Lapse:                                              Any indebtedness minus your investment in the policy.(1)
Partial surrenders:                                 Lesser of:
                                                    - the amount received; or
                                                    - policy value minus your investment in the policy.(1)
Policy loans and assignments and pledges:           Lesser of:
                                                    - the amount of the loan/assignment; or
                                                    - policy value minus your investment in the policy.(1)
PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT CONTRACTS):        OPTION A: Taxed as full surrender (and may be subject to
                                                    additional 10% penalty tax if modified endowment contracts).
                                                    Interest taxed (and not subject to additional 10% penalty
                                                    tax).
                                                    OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any indebtedness at the time the option is elected
                                                    taxed as a partial surrender (and may be subject to
                                                    additional 10% penalty tax if modified endowment contracts).
                                                    Payments made after the investment in the policy(1) is fully recovered are taxed. If the policy is a modified endowment contract, those payments may be subject to an additional 10%
                                                    penalty tax.
----------------------------------------------------------------------------------------------------------------


(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.



We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   53

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.


REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.


SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year as one policy in determining the amount of any loan or distribution that is taxable.


PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

- the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or nontaxable transfer under
Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.



INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after October 15, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".


POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension

 54 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.


EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in Aug. of 2006 brought about new requirements that business owners/employer's must meet regarding employer-owned life insurance (EOLI). An EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.


The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance contract(s). These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


SPLIT DOLLAR ARRANGEMENTS



The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified on or after Sept. 17, 2003. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.



A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.



The Treasury regulations define a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.



MUTUALLY EXCLUSIVE REGIMES



The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.



I. ECONOMIC BENEFIT SPLIT DOLLAR -- Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.



The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   55
tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.



II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.



EOLI REQUIREMENTS MAY APPLY



For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Discuss your situations with appropriate legal counsel.



TAXATION -- DETERMINED BY POLICY OWNERSHIP



The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if 2 or more persons are designated as policy owners. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.



SECTION 409A



The general rules for the taxation non-qualified deferred compensation plans in
Section 409A may apply to split-dollar arrangements. Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.


DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY


- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the policy.


- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS


- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium (annualized), plus 3.8% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.


- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

 56  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

   -- providing services to policy owners; and

   -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

   -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

   -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

   -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

   -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   -- fees and expenses we collect from policy owners, including surrender charges; and

   -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   57

LEGAL PROCEEDINGS


RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



POLICY ILLUSTRATIONS


The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

- Cost of insurance charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our nonsmoker risk classification, and a female, age 55, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.

 58  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $15,000 is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   59

ILLUSTRATION
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,000,000                        CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $15,000
                     MALE -- INSURANCE AGE 55 -- NONSMOKER
                    FEMALE -- INSURANCE AGE 55 -- NONSMOKER
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                  DEATH BENEFIT                               POLICY VALUE
END OF    WITH ANNUAL           ASSUMING HYPOTHETICAL GROSS                ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST             ANNUAL INVESTMENT RETURN OF                ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%             12%          0%            6%            12%
------------------------------------------------------------------------------------------------------------
   1          15,750      1,000,000       1,000,000       1,000,000     12,839        13,638          14,437
   2          32,288      1,000,000       1,000,000       1,000,000     25,430        27,831          30,328
   3          49,652      1,000,000       1,000,000       1,000,000     37,664        42,485          47,700
   4          67,884      1,000,000       1,000,000       1,000,000     49,440        57,507          66,588
   5          87,029      1,000,000       1,000,000       1,000,000     60,881        73,033          87,271
   6         107,130      1,000,000       1,000,000       1,000,000     71,778        88,865         109,709
   7         128,237      1,000,000       1,000,000       1,000,000     82,257       105,136         134,209
   8         150,398      1,000,000       1,000,000       1,000,000     92,116       121,657         160,779
   9         173,668      1,000,000       1,000,000       1,000,000    101,376       138,456         189,658
  10         198,102      1,000,000       1,000,000       1,000,000    110,055       155,561         221,114
  15         339,862      1,000,000       1,000,000       1,000,000    144,040       245,486         427,607
  20         520,789      1,000,000       1,000,000       1,000,000    162,882       345,807         761,230
  25         751,702      1,000,000       1,000,000       1,378,162    149,807       448,588       1,312,536
  30       1,046,412      1,000,000       1,000,000       2,301,981     43,769       524,525       2,192,363
  35       1,422,545             --       1,000,000       3,742,866         --       513,243       3,564,634
  40       1,902,596             --       1,000,000       5,960,721         --       308,741       5,676,877
  45       2,515,277             --              --       9,093,181         --            --       9,003,149
------------------------------------------------------------------------------------------------------------


                 CASH SURRENDER VALUE
END OF       ASSUMING HYPOTHETICAL GROSS
POLICY       ANNUAL INVESTMENT RETURN OF
YEAR       0%            6%            12%
------
   1       8,839         9,638          10,437
   2      21,430        23,831          26,328
   3      33,664        38,485          43,700
   4      45,440        53,507          62,588
   5      56,881        69,033          83,271
   6      68,178        85,265         106,109
   7      79,057       101,936         131,009
   8      89,316       118,857         157,979
   9      98,976       136,056         187,258
  10     108,055       153,561         219,114
  15     144,040       245,486         427,607
  20     162,882       345,807         761,230
  25     149,807       448,588       1,312,536
  30      43,769       524,525       2,192,363
  35          --       513,243       3,564,634
  40          --       308,741       5,676,877
  45          --            --       9,003,149
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 60  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,000,000                     GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $15,000
                     MALE -- INSURANCE AGE 55 -- NONSMOKER
                    FEMALE -- INSURANCE AGE 55 -- NONSMOKER
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                DEATH BENEFIT                           POLICY VALUE
END OF    WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%            6%           12%          0%          6%          12%
----------------------------------------------------------------------------------------------------
   1          15,750      1,000,000     1,000,000     1,000,000     12,839      13,638        14,437
   2          32,288      1,000,000     1,000,000     1,000,000     25,430      27,831        30,328
   3          49,652      1,000,000     1,000,000     1,000,000     37,664      42,485        47,700
   4          67,884      1,000,000     1,000,000     1,000,000     49,440      57,507        66,588
   5          87,029      1,000,000     1,000,000     1,000,000     60,881      73,033        87,271
   6         107,130      1,000,000     1,000,000     1,000,000     71,778      88,865       109,709
   7         128,237      1,000,000     1,000,000     1,000,000     82,257     105,136       134,209
   8         150,398      1,000,000     1,000,000     1,000,000     92,116     121,657       160,779
   9         173,668      1,000,000     1,000,000     1,000,000    101,376     138,456       189,658
  10         198,102      1,000,000     1,000,000     1,000,000    109,950     155,458       221,014
  15         339,862      1,000,000     1,000,000     1,000,000    138,620     239,985       422,464
  20         520,789      1,000,000     1,000,000     1,000,000    128,658     311,693       735,158
  25         751,702      1,000,000     1,000,000     1,319,696     22,128     324,844     1,256,854
  30       1,046,412             --     1,000,000     2,187,801         --     165,279     2,083,620
  35       1,422,545             --            --     3,507,889         --          --     3,340,847
  40       1,902,596             --            --     5,445,137         --          --     5,185,845
  45       2,515,277             --            --     8,018,822         --          --     7,939,427
----------------------------------------------------------------------------------------------------


               CASH SURRENDER VALUE
END OF     ASSUMING HYPOTHETICAL GROSS
POLICY     ANNUAL INVESTMENT RETURN OF
YEAR       0%          6%          12%
------
   1       8,839       9,638        10,437
   2      21,430      23,831        26,328
   3      33,664      38,485        43,700
   4      45,440      53,507        62,588
   5      56,881      69,033        83,271
   6      68,178      85,265       106,109
   7      79,057     101,936       131,009
   8      89,316     118,857       157,979
   9      98,976     136,056       187,258
  10     107,950     153,458       219,014
  15     138,620     239,985       422,464
  20     128,658     311,693       735,158
  25      22,128     324,844     1,256,854
  30          --     165,279     2,083,620
  35          --          --     3,340,847
  40          --          --     5,185,845
  45          --          --     7,939,427
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   61

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.

FIXED ACCOUNT: The general investment account of RiverSource Life of NY. The fixed account is made up of all of RiverSource Life of NY's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

 62  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater the cash surrender value.

- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI). The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   63

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

 Additional information about RiverSource of New York Account 8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
       RiverSource Life Insurance Co. of New York at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                   RiverSource Life Insurance Co. of New York
                 20 Madison Avenue Extension, Albany, NY 12203
                                 (800) 541-2251
                         riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
 (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F Street, N.E., Washington, D.C. 20549.

                     Investment Company Act File #811-5213


   RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial
Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.



        (C)2008 RiverSource Life Insurance Company. All rights reserved.



S-6185 R (5/08)

PART B: STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



            RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE

                            (SUCCESSION SELECT - NY)

      RIVERSOURCE(R) VARIABLE - SECOND - TO - DIE LIFE INSURANCE (V2D - NY)

                RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE (VUL - NY)

            RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III (VUL III - NY)

             RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV (VUL IV - NY)

            RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

                                (VUL IV ES - NY)





                                   MAY 1, 2008


ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
            20 Madison Avenue Extension

            P.O. Box 5144


            Albany, NY 12205

            Telephone: (800) 541-2251
            Website address: riversource.com/lifeinsurance
            RIVERSOURCE OF NEW YORK ACCOUNT 8
            (previously IDS Life of New York Account 8)

RiverSource of New York Account 8 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

S-6337 F (5/08)

TABLE OF CONTENTS


INFORMATION ABOUT RIVERSOURCE LIFE OF NY..............  P. 3
  Ownership...........................................  p. 3
  State Regulation....................................  p. 3
  Reports.............................................  p. 3
  Rating Agencies.....................................  p. 3
PRINCIPAL UNDERWRITER.................................  P. 3
THE VARIABLE ACCOUNT..................................  P. 4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE
  POLICIES............................................  P. 4
  Additional Information on Payment Options for
     V2D -- NY, Succession Select -- NY, VUL -- NY,
     VUL III -- NY, VUL IV -- NY and VUL IV
     ES -- NY.........................................  p. 4
REVENUES RECEIVED DURING CALENDAR YEAR 2007...........  P. 9
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........  P. 9








 2    RIVERSOURCE OF NEW YORK ACCOUNT 8

INFORMATION ABOUT RIVERSOURCE LIFE OF NY

We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP


RiverSource Life of NY, a New York corporation is a wholly-owned subsidiary of RiverSource Life Insurance Company, a Minnesota Corporation which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION
We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of our operations is conducted periodically.

REPORTS
At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com



A.M. Best -- Rates insurance companies for their financial strength.
Fitch -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.
Standard & Poor's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.


Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the policy. The aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account in 2006 was $14,651,291; and in 2005 was $10,411,805.
Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the policy.



Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the policy. RiverSource Distributors retains no underwriting commissions from the sale of the policy. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2007 was $16,934,492.



                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    3

THE VARIABLE ACCOUNT



We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.


The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.


ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES



ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT -- NY, V2D -- NY, VUL -- NY, VUL III -- NY, VUL IV -- NY AND VUL IV ES -- NY


SUCCESSION SELECT -- NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18



We will furnish monthly amounts for other payment periods at your request, without charge.


 4    RIVERSOURCE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.


We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

 OPTION C TABLE

                                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
----------------------------------------------------------------------------------------------------------
AGE                                BEGINNING               5 YEARS           10 YEARS          15 YEARS
PAYEE                               IN YEAR             MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                                    2005             $ 5.28    $4.68    $5.16    $4.63    $4.96    $4.54

                                      2010               5.19     4.61     5.08     4.57     4.90     4.49

                                      2015               5.11     4.55     5.01     4.51     4.84     4.43

                                      2020               5.03     4.49     4.94     4.45     4.78     4.39

                                      2025               4.95     4.43     4.87     4.40     4.73     4.34

                                      2030               4.88     4.38     4.81     4.35     4.68     4.30

70                                    2005               6.15     5.37     5.88     5.26     5.49     5.07

                                      2010               6.03     5.28     5.79     5.18     5.42     5.00

                                      2015               5.92     5.19     5.70     5.10     5.36     4.94

                                      2020               5.81     5.10     5.61     5.03     5.30     4.88

                                      2025               5.71     5.03     5.53     4.96     5.24     4.83

                                      2030               5.61     4.95     5.45     4.89     5.18     4.77

75                                    2005               7.30     6.36     6.74     6.09     6.01     5.67

                                      2010               7.14     6.23     6.63     5.99     5.95     5.60

                                      2015               6.99     6.10     6.52     5.89     5.90     5.54

                                      2020               6.84     5.99     6.42     5.79     5.84     5.47

                                      2025               6.71     5.88     6.32     5.71     5.78     5.41

                                      2030               6.58     5.78     6.23     5.62     5.73     5.35

85                                    2005              10.68     9.65     8.52     8.14     6.73     6.64

                                      2010              10.45     9.41     8.44     8.04     6.72     6.62

                                      2015              10.22     9.19     8.36     7.93     6.70     6.59

                                      2020              10.00     8.98     8.27     7.83     6.68     6.57

                                      2025               9.79     8.78     8.19     7.74     6.67     6.54

                                      2030               9.60     8.59     8.11     7.64     6.65     6.52



VUL -- NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                       5                                            $18.32

                      10                                             10.06

                      15                                              7.34

                      20                                              6.00

                      25                                              5.22

                      30                                              4.72



We will furnish monthly amounts for other payment periods at your request, without charge.


                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    5

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.


We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

 CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT    CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT
          Before 1920                   0                   1945-1949                   6

           1920-1924                    1                   1950-1959                   7

           1925-1929                    2                   1960-1969                   8

           1930-1934                    3                   1970-1979                   9

           1935-1939                    4                   1980-1989                  10

           1940-1944                    5                  After 1989                  11



The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

 OPTION C TABLE

                                                 LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
                                                   10 YEARS            15 YEARS            20 YEARS
ADJUSTED AGE PAYEE                              MALE     FEMALE     MALE     FEMALE     MALE     FEMALE
50                                              $4.81     $4.47     $4.74     $4.45     $4.65     $4.40

55                                               5.20      4.80      5.09      4.74      4.94      4.87

60                                               5.70      5.22      5.51      5.12      5.25      4.98

65                                               6.35      5.77      5.98      5.58      5.54      5.32

70                                               7.14      6.50      6.47      6.12      5.77      5.63

75                                               8.00      7.40      6.87      6.64      5.91      5.85




V2D -- NY AND VUL III -- NY


OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61

                      15                                              6.87

                      20                                              5.51

                      25                                              4.71

                      30                                              4.18



We will furnish monthly amounts for other payment periods at your request, without charge.


 6    RIVERSOURCE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.


We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

 CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT    CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT
          Before 1920                   0                   1945-1949                   6

           1920-1924                    1                   1950-1959                   7

           1925-1929                    2                   1960-1969                   8

           1930-1934                    3                   1970-1979                   9

           1935-1939                    4                   1980-1989                  10

           1940-1944                    5                  After 1989                  11



The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

 OPTION C TABLE

                                                 LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
                                                   10 YEARS            15 YEARS            20 YEARS
ADJUSTED AGE PAYEE                              MALE     FEMALE     MALE     FEMALE     MALE     FEMALE
50                                              $4.22     $3.89     $4.17     $3.86     $4.08     $3.82

55                                               4.62      4.22      4.53      4.18      4.39      4.11

60                                               5.14      4.66      4.96      4.57      5.71      4.44

65                                               5.81      5.22      5.46      5.05      5.02      4.79

70                                               6.61      5.96      5.96      5.60      5.27      5.12

75                                               7.49      6.89      6.38      6.14      5.42      5.35



VUL IV -- NY/VUL IV ES -- NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61

                      15                                              6.87

                      20                                              5.51

                      25                                              4.71

                      30                                              4.18



We will furnish monthly amounts for other payment periods at your request, without charge.


                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    7

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.


 OPTION C TABLE

                                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
----------------------------------------------------------------------------------------------------------
AGE                                BEGINNING               5 YEARS           10 YEARS          15 YEARS
PAYEE                               IN YEAR             MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                                    2005             $ 5.28    $4.68    $5.16    $4.63    $4.96    $4.54
                                      2010               5.19     4.61     5.08     4.57     4.90     4.49
                                      2015               5.11     4.55     5.01     4.51     4.84     4.43
                                      2020               5.03     4.49     4.94     4.45     4.78     4.39
                                      2025               4.95     4.43     4.87     4.40     4.73     4.34
                                      2030               4.88     4.38     4.81     4.35     4.68     4.30
70                                    2005               6.15     5.37     5.88     5.26     5.49     5.07
                                      2010               6.03     5.28     5.79     5.18     5.42     5.00
                                      2015               5.92     5.19     5.70     5.10     5.36     4.94
                                      2020               5.81     5.10     5.61     5.03     5.30     4.88
                                      2025               5.71     5.03     5.53     4.96     5.24     4.83
                                      2030               5.61     4.95     5.45     4.89     5.18     4.77
75                                    2005               7.30     6.36     6.74     6.09     6.01     5.67
                                      2010               7.14     6.23     6.63     5.99     5.95     5.60
                                      2015               6.99     6.10     6.52     5.89     5.90     5.54
                                      2020               6.84     5.99     6.42     5.79     5.84     5.47
                                      2025               6.71     5.88     6.32     5.71     5.78     5.41
                                      2030               6.58     5.78     6.23     5.62     5.73     5.35
85                                    2005              10.68     9.65     8.52     8.14     6.73     6.64
                                      2010              10.45     9.41     8.44     8.04     6.72     6.62
                                      2015              10.22     9.19     8.36     7.93     6.70     6.59
                                      2020              10.00     8.98     8.27     7.83     6.68     6.57
                                      2025               9.79     8.78     8.19     7.74     6.67     6.54
                                      2030               9.60     8.59     8.11     7.64     6.65     6.52



The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


 8    RIVERSOURCE OF NEW YORK ACCOUNT 8

REVENUES RECEIVED DURING CALENDAR YEAR 2007



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2007. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.


--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $17,462,401.41
Wanger Advisors Trust                                                         $11,509,856.38
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 9,560,097.11
AllianceBernstein Variable Products Series Fund, Inc.                         $ 8,766,549.37
Oppenheimer Variable Account Funds                                            $ 8,400,283.32
American Century(R) Variable Portfolios, Inc.                                 $ 7,155,648.04
Goldman Sachs Variable Insurance Trust                                        $ 6,741,110.56
Columbia Funds Variable Insurance Trust                                       $ 4,291,538.97
Janus Aspen Series                                                            $ 3,627,203.09
AIM Variable Insurance Funds                                                  $ 3,595,282.87
Van Kampen Life Investment Trust                                              $ 3,525,593.85
MFS(R) Variable Insurance Trust(SM)                                           $ 3,488,140.95
PIMCO Variable Insurance Trust                                                $ 3,146,446.19
Putnam Variable Trust                                                         $ 2,394,170.95
Eaton Vance Variable Trust                                                    $ 1,970,638.76
Wells Fargo Advantage Variable Trust Funds                                    $ 1,936,347.23
The Universal Institutional Funds, Inc.                                       $ 1,464,234.07
Credit Suisse Trust                                                           $ 1,327,427.86
Lazard Retirement Series, Inc.                                                $ 1,129,901.36
Neuberger Berman Advisers Management Trust                                    $ 1,018,249.18
Third Avenue Variable Series Trust                                            $   925,701.33
Evergreen Variable Annuity Trust                                              $   872,574.31
Royce Capital Fund                                                            $   709,223.53
Pioneer Variable Contracts Trust                                              $   383,186.94
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   212,278.47
Calvert Variable Series, Inc.                                                 $   192,660.23
STI Classic Variable Trust                                                    $    53,436.94
Legg Mason Partners Variable Portfolios                                       $    11,785.47
Premier VIT                                                                   $     8,122.39
Lincoln Variable Insurance Products Trust                                     $     4,827.25
J.P. Morgan Series Trust II                                                   $     3,261.37
--------------------------------------------------------------------------------------------



If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2007 and 2006, and for each of the three years in the period ended Dec. 31, 2007, and the individual financial statements of the segregated asset subaccounts of RiverSource of New York Account 8, at Dec. 31, 2007, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK


We have audited the accompanying individual statements of assets and liabilities of the 90 segregated asset subaccounts of RiverSource of New York Account 8, referred to in Note 1, as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource of New York Account 8's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource of New York Account 8's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.





In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 90 segregated asset subaccounts of RiverSource of New York Account 8, referred to in Note 1, at December 31, 2007, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        (-s- ERNST & YOUNG LLP)

Minneapolis, Minnesota

April 24, 2008



 10    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------
                                                         AIM VI       AIM VI      AIM VI     AIM VI       AIM VI
                                                        CAP APPR,   CAP APPR,    CAP DEV,   CAP DEV,     CORE EQ,
DEC. 31, 2007                                             SER I       SER II      SER I      SER II       SER I
 ASSETS
Investments, at value(1),(2)                           $1,091,901    $651,824    $965,506   $266,827   $19,400,195
Dividends receivable                                           --          --          --         --            --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                1,431         428         331         --            --
Receivable for share redemptions                              839         501         751      1,998        17,874
------------------------------------------------------------------------------------------------------------------
Total assets                                            1,094,171     652,753     966,588    268,825    19,418,069
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                            839         501         751        206        14,927
    Contract terminations                                      --          --          --      1,792         2,946
Payable for investments purchased                           1,431         428         331         --            --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                           2,270         929       1,082      1,998        17,873
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                  $1,091,901    $651,824    $965,506   $266,827   $19,400,196
------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                      37,177      22,516      51,220     14,400       666,444
(2) Investments, at cost                               $  922,105    $562,033    $778,841   $265,759   $15,887,393
------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------
                                                         AIM VI       AIM VI      AIM VI     AIM VI       AB VPS
                                                          DYN,      FIN SERV,   INTL GRO,     TECH,     GRO & INC,
DEC. 31, 2007 (CONTINUED)                                 SER I       SER I       SER II      SER I        CL B
 ASSETS
Investments, at value(1),(2)                           $   94,584    $ 30,976    $321,198   $ 85,722   $ 1,641,834
Dividends receivable                                           --          --          --         --            --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                  115          --       2,325         21         4,295
Receivable for share redemptions                               72          24         217         65         1,248
------------------------------------------------------------------------------------------------------------------
Total assets                                               94,771      31,000     323,740     85,808     1,647,377
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                             72          24         217         65         1,248
    Contract terminations                                      --          --          --         --            --
Payable for investments purchased                             115          --       2,325         21         4,295
------------------------------------------------------------------------------------------------------------------
Total liabilities                                             187          24       2,542         86         5,543
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                  $   94,584    $ 30,976    $321,198   $ 85,722   $ 1,641,834
------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                       4,916       2,527       9,663      5,677        61,839
(2) Investments, at cost                               $   82,656    $ 40,675    $320,535   $ 79,743   $ 1,554,187
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
                                                        AB VPS       AB VPS       AC VP       AC VP        AC VP
                                                       INTL VAL,     LG CAP       INTL,       INTL,        VAL,
DEC. 31, 2007 (CONTINUED)                                CL B      GRO, CL B      CL I        CL II        CL I
 ASSETS
Investments, at value(1),(2)                          $3,576,015    $ 26,914   $2,929,802    $562,743   $7,680,620
Dividends receivable                                          --          --           --          --           --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                               5,774          --           --         196           --
Receivable for share redemptions                           2,686          19        5,959         424        7,385
------------------------------------------------------------------------------------------------------------------
Total assets                                           3,584,475      26,933    2,935,761     563,363    7,688,005
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         2,687          19        2,254         424        5,895
    Contract terminations                                     --          --        3,705          --        1,490
Payable for investments purchased                          5,774          --           --         196           --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                          8,461          19        5,959         620        7,385
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                 $3,576,014    $ 26,914   $2,929,802    $562,743   $7,680,620
------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    143,730         898      247,032      47,529    1,028,195
(2) Investments, at cost                              $3,091,302    $ 26,767   $1,803,949    $419,759   $7,770,335
------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
                                                         AC VP      CALVERT      COL HI         CS        CS MID-
                                                         VAL,      VS SOCIAL    YIELD, VS   COMMODITY       CAP
DEC. 31, 2007 (CONTINUED)                                CL II        BAL         CL B        RETURN       CORE
 ASSETS
Investments, at value(1),(2)                          $1,402,048    $659,682   $  111,742    $ 17,582   $  291,640
Dividends receivable                                          --          --           --          --           --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                               5,128          --           19          --          285
Receivable for share redemptions                           1,077         614           84          13          223
------------------------------------------------------------------------------------------------------------------
Total assets                                           1,408,253     660,296      111,845      17,595      292,148
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         1,077         503           84          13          223
    Contract terminations                                     --         110           --          --           --
Payable for investments purchased                          5,128          --           19          --          285
------------------------------------------------------------------------------------------------------------------
Total liabilities                                          6,205         613          103          13          508
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                 $1,402,048    $659,683   $  111,742    $ 17,582   $  291,640
------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    187,942     343,943       10,040       1,518       19,430
(2) Investments, at cost                              $1,526,850    $645,875   $  114,105    $ 17,058   $  222,544
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 12    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                                   EV VT          EG VA        FID VIP       FID VIP
                                                      CS SM      FLOATING-     FUNDAMENTAL   CONTRAFUND,   GRO & INC,
DEC. 31, 2007 (CONTINUED)                          CAP CORE I     RATE INC    LG CAP, CL 2    SERV CL 2      SERV CL
 ASSETS
Investments, at value(1),(2)                         $421,907      $235,775      $240,793     $1,208,565   $9,141,760
Dividends receivable                                       --         1,137            --             --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          285         1,498            --          7,954           --
Receivable for share redemptions                          325           158         4,688            832       11,816
---------------------------------------------------------------------------------------------------------------------
Total assets                                          422,517       238,568       245,481      1,217,351    9,153,576
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        325           158           190            833        6,989
    Contract terminations                                  --            --         4,498             --        4,827
Payable for investments purchased                         285         2,635            --          7,954           --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                         610         2,793         4,688          8,787       11,816
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             $421,907      $235,775      $240,793     $1,208,564   $9,141,760
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  27,273        24,612        12,509         44,012      540,933
(2) Investments, at cost                             $379,041      $239,286      $235,465     $1,453,106   $7,180,607
---------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                     FID VIP      FID VIP        FID VIP       FID VIP       FID VIP
                                                   GRO & INC,     MID CAP,      MID CAP,      OVERSEAS,     OVERSEAS,
DEC. 31, 2007 (CONTINUED)                           SERV CL 2     SERV CL       SERV CL 2      SERV CL      SERV CL 2
 ASSETS
Investments, at value(1),(2)                       $2,013,186   $14,834,006    $4,547,703     $4,355,073   $1,175,382
Dividends receivable                                       --            --            --             --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        1,582         3,237         2,542            216          685
Receivable for share redemptions                        1,545        11,360         3,485          3,337          898
---------------------------------------------------------------------------------------------------------------------
Total assets                                        2,016,313    14,848,603     4,553,730      4,358,626    1,176,965
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      1,545        11,360         3,485          3,337          898
    Contract terminations                                  --            --            --             --           --
Payable for investments purchased                       1,582         3,237         2,542            216          685
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                       3,127        14,597         6,027          3,553        1,583
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                           $2,013,186   $14,834,006    $4,547,703     $4,355,073   $1,175,382
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 120,119       412,285       127,637        172,683       46,791
(2) Investments, at cost                           $1,737,160   $10,678,804    $4,016,780     $3,182,556   $  969,765
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    13

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------
                                                   FTVIPT FRANK     FTVIPT FRANK   FTVIPT MUTUAL  FTVIPT TEMP     GS VIT
                                                 GLOBAL REAL EST,    SM CAP VAL,    SHARES SEC,     FOR SEC,   MID CAP VAL,
DEC. 31, 2007 (CONTINUED)                              CL 2             CL 2            CL 2          CL 2         INST
 ASSETS
Investments, at value(1),(2)                        $4,756,120       $3,448,580      $1,478,815    $4,440,211   $10,889,350
Dividends receivable                                        --               --              --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                            --            1,651           8,328            --         5,126
Receivable for share redemptions                         4,034            2,649           1,099        10,936         8,305
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         4,760,154        3,452,880       1,488,242     4,451,147    10,902,781
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       3,669            2,649           1,099         3,403         8,305
    Contract terminations                                  365               --              --         7,533            --
Payable for investments purchased                           --            1,651           8,328            --         5,126
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        4,034            4,300           9,427        10,936        13,431
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                  $4,756,120       $3,448,580      $1,478,815    $4,440,211   $10,889,350
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  190,473          201,671          73,245       219,270       776,701
(2) Investments, at cost                            $5,045,853       $3,199,741      $1,427,382    $3,054,329   $11,386,121
---------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------
                                                  GS VIT STRUCTD   GS VIT STRUCTD   JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                    SM CAP EQ,        U.S. EQ,      GLOBAL TECH,   INTL GRO,    LG CAP GRO,
DEC. 31, 2007 (CONTINUED)                              INST             INST            SERV          SERV         SERV
 ASSETS
Investments, at value(1),(2)                          $748,328       $4,283,938      $1,044,617    $8,404,439      $799,262
Dividends receivable                                        --               --              --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         5,508               --              85         4,754         6,998
Receivable for share redemptions                           583            4,713             807         6,405           548
---------------------------------------------------------------------------------------------------------------------------
Total assets                                           754,419        4,288,651       1,045,509     8,415,598       806,808
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         583            3,297             807         6,404           548
    Contract terminations                                   --            1,416              --            --            --
Payable for investments purchased                        5,508               --              85         4,754         6,998
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        6,091            4,713             892        11,158         7,546
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                    $748,328       $4,283,938      $1,044,617    $8,404,440      $799,262
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   69,872          325,527         201,663       130,281        30,658
(2) Investments, at cost                              $902,187       $4,122,443      $  839,768    $4,998,472      $783,293
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 14    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------
                                                    JANUS ASPEN       LAZARD          MFS INV        MFS NEW       MFS
                                                   MID CAP GRO,  RETIRE INTL EQ,     GRO STOCK,       DIS,     UTILITIES,
DEC. 31, 2007 (CONTINUED)                              SERV            SERV           SERV CL        SERV CL     SERV CL
 ASSETS
Investments, at value(1),(2)                         $707,171       $3,003,817       $2,132,020    $1,383,731   $796,302
Dividends receivable                                       --               --               --            --         --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           78              367              786           268        622
Receivable for share redemptions                          541            2,304            1,621         1,060        600
-------------------------------------------------------------------------------------------------------------------------
Total assets                                          707,790        3,006,488        2,134,427     1,385,059    797,524
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        541            2,305            1,621         1,060        600
    Contract terminations                                  --               --               --            --         --
Payable for investments purchased                          78              367              786           268        622
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         619            2,672            2,407         1,328      1,222
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             $707,171       $3,003,816       $2,132,020    $1,383,731   $796,302
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  18,156          225,005          184,271        84,839     23,345
(2) Investments, at cost                             $481,470       $2,692,147       $1,732,939    $1,205,155   $619,137
-------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------
                                                   OPPEN GLOBAL     OPPEN MAIN    OPPEN STRATEGIC   PIMCO VIT  PIONEER EQ
                                                      SEC VA,     ST SM CAP VA,       BOND VA,     ALL ASSET,   INC VCT,
DEC. 31, 2007 (CONTINUED)                              SERV            SERV             SERV       ADVISOR CL     CL II
 ASSETS
Investments, at value(1),(2)                         $113,121         $131,237       $1,325,308      $680,758   $747,185
Dividends receivable                                       --               --               --            --         --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        2,752              184            8,374         5,559        335
Receivable for share redemptions                           83               94              889           462        569
-------------------------------------------------------------------------------------------------------------------------
Total assets                                          115,956          131,515        1,334,571       686,779    748,089
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         83               94              889           462        568
    Contract terminations                                  --               --               --            --         --
Payable for investments purchased                       2,752              184            8,374         5,559        335
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       2,835              278            9,263         6,021        903
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             $113,121         $131,237       $1,325,308      $680,758   $747,186
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   3,119            7,279          234,568        57,986     31,276
(2) Investments, at cost                             $113,488         $134,863       $1,282,607      $692,683   $739,362
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    15

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                    PIONEER         PUT VT          PUT VT       PUT VT       PUT VT
                                                    INTL VAL    HLTH SCIENCES,    HI YIELD,     INTL EQ,     INTL NEW
DEC. 31, 2007 (CONTINUED)                          VCT, CL II        CL IB          CL IB         CL IB     OPP, CL IB
 ASSETS
Investments, at value(1),(2)                         $261,430       $87,871       $1,185,825     $236,902   $1,150,450
Dividends receivable                                       --            --               --           --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           13            43            1,531           31          459
Receivable for share redemptions                          200            68              908          181          885
----------------------------------------------------------------------------------------------------------------------
Total assets                                          261,643        87,982        1,188,264      237,114    1,151,794
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        200            68              908          181          885
    Contract terminations                                  --            --               --           --           --
Payable for investments purchased                          13            43            1,531           31          459
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                         213           111            2,439          212        1,344
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             $261,430       $87,871       $1,185,825     $236,902   $1,150,450
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  14,055         6,553          160,463       12,495       56,174
(2) Investments, at cost                             $234,223       $87,103       $1,196,044     $212,017     $702,044
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     PUT VT         PUT VT
                                                    NEW OPP,        VISTA,          RVS VP       RVS VP       RVS VP
DEC. 31, 2007 (CONTINUED)                            CL IA           CL IB           BAL        CASH MGMT    CORE BOND
 ASSETS
Investments, at value(1),(2)                      $12,419,888      $475,752      $26,603,628   $7,906,827      $38,303
Dividends receivable                                       --            --               --        2,901           10
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           --            --               --       34,067          198
Receivable for share redemptions                       19,233         4,673               --           --           --
----------------------------------------------------------------------------------------------------------------------
Total assets                                       12,439,121       480,425       26,603,628    7,943,795       38,511
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      9,553           369           20,471        6,071           29
    Contract terminations                               9,680         4,304           24,112           --           --
Payable for investments purchased                          --            --               --           --           --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      19,233         4,673           44,583        6,071           29
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                          $12,419,888      $475,752      $26,559,045   $7,937,724      $38,482
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 576,329        31,176        1,762,853    7,911,355        3,875
(2) Investments, at cost                          $13,586,636      $361,399      $25,257,832   $7,908,505      $38,003
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 16    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                                                                RVS PTNRS VP      RVS VP
                                                    RVS VP           RVS VP        THDL VP       FUNDAMENTAL      GLOBAL
DEC. 31, 2007 (CONTINUED)                          DIV BOND        DIV EQ INC     EMER MKTS          VAL           BOND
 ASSETS
Investments, at value(1),(2)                      $15,675,462     $25,455,880     $4,098,482      $546,033      $3,654,016
Dividends receivable                                    4,383              --             --            --             840
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    11,497          34,387          2,354         4,582           3,180
Receivable for share redemptions                           --              --             --            --              --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                       15,691,342      25,490,267      4,100,836       550,615       3,658,036
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     11,939          19,394          3,112           374           2,712
    Contract terminations                                  --              --             --            --              --
Payable for investments purchased                          --              --             --            --              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      11,939          19,394          3,112           374           2,712
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                $15,679,403     $25,470,873     $4,097,724      $550,241      $3,655,324
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               1,492,389       1,567,032        182,262        48,739         322,803
(2) Investments, at cost                          $15,620,320     $21,230,265     $2,843,551      $552,341      $3,517,969
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                    RVS VP
                                               GLOBAL INFLATION      RVS VP         RVS VP         RVS VP        THDL VP
DEC. 31, 2007 (CONTINUED)                          PROT SEC           GRO       HI YIELD BOND      INC OPP       INTL OPP
 ASSETS
Investments, at value(1),(2)                         $464,180      $4,184,835     $5,110,221      $402,077     $16,867,417
Dividends receivable                                       --              --          2,843           191              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     3,496           8,848             --         2,892              --
Receivable for share redemptions                           --              --             --            --              --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                          467,676       4,193,683      5,113,064       405,160      16,867,417
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        316           3,175          3,903           275          12,933
    Contract terminations                                  --              --          1,119            --           8,920
Payable for investments purchased                          --              --             --            --              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         316           3,175          5,022           275          21,853
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                   $467,360      $4,190,508     $5,108,042      $404,885     $16,845,564
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  45,158         546,892        788,777        40,784       1,146,404
(2) Investments, at cost                             $450,494      $3,759,902     $5,203,022      $408,171     $10,277,426
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    17

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ---------------------------------------------------------------
                                                       RVS VP       RVS VP       RVS VP       RVS VP
                                                       LG CAP       LG CAP       MID CAP      MID CAP      RVS VP
DEC. 31, 2007 (CONTINUED)                                EQ           VAL          GRO          VAL        S&P 500
 ASSETS
Investments, at value(1),(2)                        $39,882,094      $14,320     $563,168     $226,336   $7,783,495
Dividends receivable                                         --           --           --           --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                             --           19          394           69        5,625
Receivable for share redemptions                             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
Total assets                                         39,882,094       14,339      563,562      226,405    7,789,120
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       30,614           10          426          165        5,953
    Contract terminations                                35,064           --           --           --           --
Payable for investments purchased                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                        65,678           10          426          165        5,953
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                            $39,816,416      $14,329     $563,136     $226,240   $7,783,167
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 1,578,208        1,288       43,824       15,502      791,708
(2) Investments, at cost                            $32,305,870      $16,015     $535,993     $230,436   $6,404,901
-------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ---------------------------------------------------------------
                                                     RVS PTNRS      RVS VP       RVS VP      RVS PTNRS      ROYCE
                                                     VP SELECT       SHORT       SM CAP      VP SM CAP   MICRO-CAP,
DEC. 31, 2007 (CONTINUED)                               VAL        DURATION        ADV          VAL       INVEST CL
 ASSETS
Investments, at value(1),(2)                             $8,231   $3,823,848   $1,379,470   $1,186,568   $7,002,347
Dividends receivable                                         --          996           --           --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                             --           --        4,015        4,923        4,190
Receivable for share redemptions                             --           --           --           --        5,369
-------------------------------------------------------------------------------------------------------------------
Total assets                                              8,231    3,824,844    1,383,485    1,191,491    7,011,906
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                            6        2,932        1,057          868        5,369
    Contract terminations                                    --        2,485           --           --           --
Payable for investments purchased                            --           --           --           --        4,190
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                             6        5,417        1,057          868        9,559
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                 $8,225   $3,819,427   $1,382,428   $1,190,623   $7,002,347
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                       770      373,675      116,929       87,040      519,848
(2) Investments, at cost                                 $9,211   $3,834,612   $1,514,086   $1,267,137   $5,773,528
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 18    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                                VANK LIT        VANK UIF        VANK UIF
                                                    THIRD      COMSTOCK,    GLOBAL REAL EST,     MID CAP       WANGER
DEC. 31, 2007 (CONTINUED)                          AVE VAL       CL II            CL II        GRO, CL II   INTL SM CAP
 ASSETS
Investments, at value(1),(2)                     $8,485,956     $458,528        $136,138        $ 87,414     $9,540,148
Dividends receivable                                     --           --              --              --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         --        3,660           1,333              --          2,817
Receivable for share redemptions                     12,164          315              94              62          7,285
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      8,498,120      462,503         137,565          87,476      9,550,250
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    6,546          315              94              62          7,285
    Contract terminations                             5,618           --              --              --             --
Payable for investments purchased                        --        3,660           1,333              --          2,817
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    12,164        3,975           1,427              62         10,102
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $8,485,956     $458,528        $136,138        $ 87,414     $9,540,148
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               327,390       33,227          12,467           6,029        216,625
(2) Investments, at cost                         $7,142,959     $479,880        $146,459        $ 85,947     $6,381,272
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                   WANGER      WF ADV VT        WF ADV VT        WF ADV      WF ADV VT
DEC. 31, 2007 (CONTINUED)                        U.S. SM CO   ASSET ALLOC       INTL CORE        VT OPP      SM CAP GRO
 ASSETS
Investments, at value(1),(2)                     $9,284,245     $390,820        $101,278        $129,086     $  698,517
Dividends receivable                                     --           --              --              --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                      7,962           39              65           2,266             --
Receivable for share redemptions                      7,099          299              78              96          2,212
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      9,299,306      391,158         101,421         131,448        700,729
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    7,099          299              78              96            528
    Contract terminations                                --           --              --              --          1,684
Payable for investments purchased                     7,962           39              65           2,266             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    15,061          338             143           2,362          2,212
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $9,284,245     $390,820        $101,278        $129,086     $  698,517
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               256,046       26,695           9,776           5,860         72,086
(2) Investments, at cost                         $7,427,961     $358,449        $ 91,340        $133,609     $  672,197
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    19

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------
                                                        AIM VI       AIM VI       AIM VI     AIM VI      AIM VI
                                                      CAP APPR,    CAP APPR,     CAP DEV,   CAP DEV,    CORE EQ,
YEAR ENDED DEC. 31, 2007                                SER I        SER II       SER I      SER II       SER I
 INVESTMENT INCOME
Dividend income                                        $     --     $     --     $     --   $     --   $  219,252
Variable account expenses                                 8,610        5,666        8,466      2,301      182,173
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (8,610)      (5,666)      (8,466)    (2,301)      37,079
-----------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                                   269,825      180,496      127,146     51,423    2,481,960
  Cost of investments sold                              228,047      153,039       90,025     47,129    2,038,431
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         41,778       27,457       37,121      4,294      443,529
Distributions from capital gains                             --           --       77,731     21,588           --
Net change in unrealized appreciation or
  depreciation of investments                            58,592       44,064      (25,939)    (6,032)     913,083
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          100,370       71,521       88,913     19,850    1,356,612
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           $ 91,760     $ 65,855     $ 80,447    $17,549   $1,393,691
-----------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------
                                                        AIM VI       AIM VI       AIM VI     AIM VI      AB VPS
                                                         DYN,      FIN SERV,    INTL GRO,     TECH,    GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                  SER I        SER I      SER II(1)     SER I       CI B
 INVESTMENT INCOME
Dividend income                                         $    --     $    651         $940      $  --     $ 18,581
Variable account expenses                                   732          313          704        925       13,871
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            (732)         338          236       (925)       4,710
-----------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                                    20,400       22,796          680     98,159      213,603
  Cost of investments sold                               17,195       23,182          674     89,976      197,336
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          3,205         (386)           6      8,183       16,267
Distributions from capital gains                             --        2,526           --         --       76,433
Net change in unrealized appreciation or
  depreciation of investments                             5,162      (12,330)         663       (374)     (43,574)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            8,367      (10,190)         669      7,809       49,126
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $ 7,635     $ (9,852)        $905     $6,884     $ 53,836
-----------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------
                                                        AB VPS       AB VPS       AC VP       AC VP       AC VP
                                                      INTL VAL,   LG CAP GRO,     INTL,       INTL,       VAL,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                   CL B       CL B(1)        CL I       CL II       CL I
 INVESTMENT INCOME
Dividend income                                        $ 30,627        $  --     $ 18,549    $ 2,576    $ 135,281
Variable account expenses                                27,809           29       25,568      4,645       77,343
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           2,818          (29)      (7,019)    (2,069)      57,938
-----------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                                   174,824           72      391,997     95,126    1,056,115
  Cost of investments sold                              144,528           71      250,252     72,034      994,471
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         30,296            1      141,745     23,092       61,644
Distributions from capital gains                        114,794           --           --         --      701,528
Net change in unrealized appreciation or
  depreciation of investments                           (44,407)         147      297,538     57,414   (1,327,793)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          100,683          148      439,283     80,506     (564,621)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           $103,501         $119     $432,264    $78,437   $ (506,683)
-----------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 20    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                   AC VP       CALVERT VS          COL             CS             CS
                                                   VAL,          SOCIAL         HI YIELD,       COMMODITY      MID-CAP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)             CL II          BAL            VS CL B        RETURN(1)        CORE
 INVESTMENT INCOME
Dividend income                                   $ 21,839       $ 16,218        $ 4,117            $272          $  --
Variable account expenses                           14,732          6,268            676              27          2,637
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      7,107          9,950          3,441             245         (2,637)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                              431,645        131,185         14,898             156         69,649
  Cost of investments sold                         440,124        117,860         15,300             153         53,512
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (8,479)        13,325           (402)              3         16,137
Distributions from capital gains                   124,789         37,115             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                     (224,015)       (48,277)        (3,260)            524         15,238
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (107,705)         2,163         (3,662)            527         31,375
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $(100,598)      $ 12,113         $ (221)           $772        $28,738
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                    CS           EV VT            EG VA          FID VIP       FID VIP
                                                  SM CAP     FLOATING RATE   FUNDAMENTAL LG    CONTRAFUND,   GRO, & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)             CORE          INC(1)         CAP, CI 2     SERV CL 2(1)     SERV CL
 INVESTMENT INCOME
Dividend income                                    $    --        $ 3,555       $  2,158        $  8,044      $ 150,013
Variable account expenses                            4,211            497          2,207           2,610         80,749
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (4,211)         3,058            (49)          5,434         69,264
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                              103,482          2,793         72,495          13,120      1,211,674
  Cost of investments sold                          89,790          2,835         65,152          15,364        971,495
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       13,692            (42)         7,343          (2,244)       240,179
Distributions from capital gains                        --             --         20,035         273,026        360,810
Net change in unrealized appreciation or
  depreciation of investments                      (16,435)        (3,511)       (11,280)       (244,541)       248,214
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (2,743)        (3,553)        16,098          26,241        849,203
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ (6,954)       $  (495)      $ 16,049        $ 31,675      $ 918,467
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                  FID VIP       FID VIP          FID VIP         FID VIP       FID VIP
                                                GRO & INC,      MID CAP,        MID CAP,        OVERSEAS,     OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)             SERV CL 2      SERV CL         SERV CL 2        SERV CI      SERV CI 2
 INVESTMENT INCOME
Dividend income                                   $ 25,591       $105,714        $19,692        $125,133        $30,733
Variable account expenses                           17,512        134,124         36,967          36,043         10,276
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      8,079        (28,410)       (17,275)         89,090         20,457
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                              330,964      1,721,307        363,971         432,649        325,308
  Cost of investments sold                         287,424      1,268,708        326,265         313,884        270,376
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       43,540        452,599         37,706         118,765         54,932
Distributions from capital gains                    69,699      1,314,979        322,533         240,784         62,247
Net change in unrealized appreciation or
  depreciation of investments                       71,668        227,354        170,563         124,198         18,723
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     184,907      1,994,932        530,802         483,747        135,902
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $192,986     $1,966,522       $513,527        $572,837       $156,359
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    21

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                              FTVIPT FRANK      FTVIPT FRANK    FTVIPT FRANK       FTVIPT        GS VIT
                                            GLOBAL REAL EST,    SM CAP VAL,     MUTUAL SHARES     TEMP FOR      MID CAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CL 2              CL 2          SEC, CL 2      SEC, CL 2     VAL, INST
 INVESTMENT INCOME
Dividend income                                 $  145,633        $ 25,552         $18,086          $83,560      $ 87,558
Variable account expenses                           54,130          34,889          11,143           38,399       101,260
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     91,503          (9,337)          6,943           45,161       (13,702)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                              999,337         592,268         171,663          509,650       994,813
  Cost of investments sold                         919,519         506,623         160,128          355,337       857,363
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       79,818          85,645          11,535          154,313       137,450
Distributions from capital gains                   425,206         262,751          44,281          190,589     1,620,249
Net change in unrealized appreciation or
  depreciation of investments                   (1,995,718)       (465,920)        (54,338)         173,862    (1,525,933)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (1,490,694)       (117,524)          1,478          518,764       231,766
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(1,399,191)      $(126,861)        $ 8,421         $563,925     $ 218,064
-------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                                 GS VIT            GS VIT        JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
                                             STRUCTD SM CAP     STRUCTD U.S.    GLOBAL TECH,     INTL GRO,    LG CAP GRO,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)          EQ, INST          EQ, INST          SERV            SERV        SERV(1)
 INVESTMENT INCOME
Dividend income                                   $  3,262        $ 47,965         $ 3,317         $ 30,733        $2,140
Variable account expenses                            8,184          42,624           7,919           61,375         1,826
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (4,922)          5,341          (4,602)         (30,642)          314
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                              242,036         853,241         140,545          572,577         2,258
  Cost of investments sold                         234,805         713,408         115,955          347,141         2,177
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        7,231         139,833          24,590          225,436            81
Distributions from capital gains                    84,589         336,562              --               --            --
Net change in unrealized appreciation or
  depreciation of investments                     (248,675)       (587,278)        139,745        1,359,630        15,969
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (156,855)       (110,883)        164,335        1,585,066        16,050
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $(161,777)      $(105,542)       $159,733       $1,554,424       $16,364
-------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                               JANUS ASPEN     LAZARD RETIRE         MFS            MFS           MFS
                                              MID CAP GRO,        INTL EQ,     INV GRO STOCK,     NEW DIS,     UTILITIES,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              SERV              SERV           SERV CL        SERV CL       SERV CL
 INVESTMENT INCOME
Dividend income                                     $  440        $ 74,973        $  1,665         $     --       $ 5,299
Variable account expenses                            5,640          27,605          18,424           13,747         6,223
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (5,200)         47,368         (16,759)         (13,747)         (924)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                               96,247         549,419         405,457          372,089       116,265
  Cost of investments sold                          66,892         426,491         338,894          299,235        94,705
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       29,355         122,928          66,563           72,854        21,560
Distributions from capital gains                     3,353         513,125              --          111,070        45,499
Net change in unrealized appreciation or
  depreciation of investments                       83,395        (398,572)        143,066         (139,587)       85,610
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     116,103         237,481         209,629           44,337       152,669
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $110,903       $ 284,849        $192,870        $  30,590      $151,745
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 22    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                          --------------------------------------------------------------------------------
                                               OPPEN            OPPEN            OPPEN        PIMCO VIT ALL      PIONEER
                                          GLOBAL SEC VA,     MAIN ST SM     STRATEGIC BOND   ASSET, ADVISOR    EQ INC VCT,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)         SERV         CAP VA, SERV       VA, SERV           CI(1)           CI II
 INVESTMENT INCOME
Dividend income                                 $  478           $  52           $ 4,631         $ 28,741       $ 17,965
Variable account expenses                          652             627             4,117            1,527          6,980
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (174)           (575)              514           27,214         10,985
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                            3,186          29,188             6,386            1,296        132,769
  Cost of investments sold                       3,081          28,744             6,288            1,297        122,907
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      105             444                98               (1)         9,862
Distributions from capital gains                 1,999           1,116                --               --         25,173
Net change in unrealized appreciation or
  depreciation of investments                   (1,216)         (4,215)           41,987          (11,925)       (53,403)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     888          (2,655)           42,085          (11,926)       (18,368)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 714         $(3,230)         $ 42,599         $ 15,288       $ (7,383)
--------------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                          --------------------------------------------------------------------------------
                                              PIONEER          PUT VT           PUT VT           PUT VT          PUT VT
                                             INTL VAL      HLTH SCIENCES,     HLTH YIELD,       INTL EQ,      INTL NEW OPP
YEAR ENDED DEC. 31, 2007 (CONTINUED)        VCT, CI II          CL IB            CL IB            CL IB           CL IB
 INVESTMENT INCOME
Dividend income                                 $  836          $  681          $ 87,759          $ 5,420       $  9,381
Variable account expenses                        2,290             806            10,379            1,951         10,425
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (1,454)           (125)           77,380            3,469         (1,044)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                           13,637          27,533           224,417           41,046        174,623
  Cost of investments sold                      12,303          26,182           222,609           35,426        104,204
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    1,334           1,351             1,808            5,620         70,419
Distributions from capital gains                 2,887              --                --           23,462             --
Net change in unrealized appreciation or
  depreciation of investments                   25,638          (3,588)          (58,691)         (20,727)        57,232
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  29,859          (2,237)          (56,883)           8,355        127,651
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $28,405         $(2,362)         $ 20,497         $ 11,824       $126,607
--------------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                          --------------------------------------------------------------------------------
                                              PUT VT           PUT VT             RVS              RVS             RVS
                                             NEW OPP,          VISTA,             VP             VP CASH         VP CORE
YEAR ENDED DEC. 31, 2007 (CONTINUED)           CL IA            CL IB             BAL             MGMT            BOND
 INVESTMENT INCOME
Dividend income                              $  21,150         $    --        $  805,400        $ 354,377        $ 1,037
Variable account expenses                      117,528           4,608           253,762           67,730            209
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (96,378)         (4,608)          551,638          286,647            828
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                        1,815,796          88,725         3,398,639        3,380,136         15,178
  Cost of investments sold                   2,007,853          65,910         3,112,029        3,380,163         15,086
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (192,057)         22,815           286,610              (27)            92
Distributions from capital gains                    --              --           603,310               --             --
Net change in unrealized appreciation or
  depreciation of investments                  947,850          (2,753)       (1,183,102)          (1,686)           276
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 755,793          20,062          (293,182)          (1,713)           368
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ 659,415         $15,454        $  258,456        $ 284,934        $ 1,196
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    23

STATEMENTS OF OPERATIONS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                                                           RVS PTNRS VP
                                                    RVS VP          RVS VP      THDL VP     FUNDAMENTAL      RVS VP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)             DIV BOND       DIV EQ INC   EMER MKTS      VAL(1)      GLOBAL BOND
 INVESTMENT INCOME
Dividend income                                     $658,467       $ 371,311    $ 18,433      $ 1,671        $105,158
Variable account expenses                            125,309         213,250      29,038        1,246          26,132
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      533,158         158,061     (10,605)         425          79,026
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                                809,505         807,111     322,620        1,848         285,051
  Cost of investments sold                           812,430         651,759     253,234        1,858         282,854
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (2,925)        155,352      69,386          (10)          2,197
Distributions from capital gains                          --         292,747     151,046        1,045              --
Net change in unrealized appreciation or
  depreciation of investments                         58,110         851,896     780,387       (6,308)        114,268
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        55,185       1,299,995   1,000,819       (5,273)        116,465
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $588,343      $1,458,056   $ 990,214      $(4,848)       $195,491
---------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                    RVS VP                       RVS VP
                                               GLOBAL INFLATION     RVS VP      HI YIELD      RVS VP        THDL VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)               PROT SEC           GRO         BOND        INC OPP       INTL OPP
 INVESTMENT INCOME
Dividend income                                       $3,306        $ 37,511    $385,059      $ 7,963       $ 166,440
Variable account expenses                              1,128          33,978      46,805        1,015         153,696
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        2,178           3,533     338,254        6,948          12,744
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                                  3,611         444,415     715,930        6,533       2,173,067
  Cost of investments sold                             3,520         377,636     703,519        6,576       1,369,604
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                             91          66,779      12,411          (43)        803,463
Distributions from capital gains                          --              --          --           42              --
Net change in unrealized appreciation or
  depreciation of investments                         13,874         (17,717)   (318,365)      (6,223)      1,030,551
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        13,965          49,062    (305,954)      (6,224)      1,834,014
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $16,143        $ 52,595    $ 32,300       $  724      $1,846,758
---------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                                                 RVS VP       RVS VP         RVS VP
                                                    RVS VP          RVS VP      MID CAP       MID CAP         S&P
YEAR ENDED DEC. 31, 2007 (CONTINUED)               LG CAP EQ      LG CAP VAL      GRO           VAL           500
 INVESTMENT INCOME
Dividend income                                    $ 559,416          $  154      $  239       $  780        $126,286
Variable account expenses                            386,924              85       4,411          865          69,371
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      172,492              69      (4,172)         (85)         56,915
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                              5,595,890           5,831     134,370       26,118         830,338
  Cost of investments sold                         4,393,367           5,848     126,860       26,238         659,297
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      1,202,523             (17)      7,510         (120)        171,041
Distributions from capital gains                     263,455           1,025       4,314        2,551          55,977
Net change in unrealized appreciation or
  depreciation of investments                       (692,472)         (1,699)     42,993       (4,464)         14,435
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       773,506            (691)     54,817       (2,033)        241,453
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $  945,998         $  (622)   $ 50,645      $(2,118)       $298,368
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 24    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                                   RVS            RVS VP          RVS VP             RVS          ROYCE
                                             PTNRS VP SELECT      SHORT           SM CAP          PTNRS VP      MICRO-CAP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)               VAL           DURATION           ADV          SM CAP VAL     INVEST CI
 INVESTMENT INCOME
Dividend income                                      $  58       $152,541         $  2,515       $    8,169      $ 104,529
Variable account expenses                               39         33,016           14,227            8,113         66,366
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         19        119,525          (11,712)              56         38,163
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                                  369        514,927          389,202          150,316      1,072,958
  Cost of investments sold                             367        520,957          397,080          147,518        750,638
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                            2         (6,030)          (7,878)           2,798        322,320
Distributions from capital gains                       816             --           85,318           23,628        595,632
Net change in unrealized appreciation or
  depreciation of investments                         (958)        42,852         (140,679)        (104,979)      (726,999)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (140)        36,822          (63,239)         (78,553)       190,953
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $(121)      $156,347        $ (74,951)       $ (78,497)     $ 229,116
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                                                 VANK LIT         VAN UIF          VAN UIF
                                                THIRD AVE       COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER
PERIOD ENDED DEC. 31, 2007 (CONTINUED)             VAL           CI II(1)        CI II(1)         CI II(1)     INTL SM CAP
 INVESTMENT INCOME
Dividend income                                  $ 209,755       $     --         $    150          $    --       $ 72,266
Variable account expenses                           86,892          1,069              338              225         80,970
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    122,863         (1,069)            (188)            (225)        (8,704)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                            1,141,359            679              118              443        809,212
  Cost of investments sold                         833,360            706              128              437        537,762
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      307,999            (27)             (10)               6        271,450
Distributions from capital gains                   604,529             19               36              969        650,726
Net change in unrealized appreciation or
  depreciation of investments                   (1,547,309)       (21,352)         (10,321)           1,467        274,452
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (634,781)       (21,360)         (10,295)           2,442      1,196,628
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (511,918)      $(22,429)        $(10,483)          $2,217     $1,187,924
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                                                                                                  WF ADV
                                                  WANGER        WF ADV VT        WF ADV VT         WF ADV         VT SM
YEAR ENDED DEC. 31, 2007 (CONTINUED)            U.S. SM CO     ASSET ALLOC       INTL CORE         VT OPP        CAP GRO
 INVESTMENT INCOME
Dividend income                                   $     --        $ 8,063          $     8           $  741        $    --
Variable account expenses                           84,783          3,178              691            1,098          5,454
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (84,783)         4,885             (683)            (357)        (5,454)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                              819,639         70,780            9,432           19,667         61,066
  Cost of investments sold                         634,461         64,049            7,962           18,402         54,106
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      185,178          6,731            1,470            1,265          6,960
Distributions from capital gains                   473,279          5,488            4,483           17,358         92,096
Net change in unrealized appreciation or
  depreciation of investments                     (195,468)         3,595            1,850          (11,930)       (28,225)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     462,989         15,814            7,803            6,693         70,831
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $378,206        $20,699           $7,120           $6,336        $65,377
--------------------------------------------------------------------------------------------------------------------------




   (1) For the period June 11, 2007 (commencement of operations) to Dec. 31,
       2007.


See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------
                                                         AIM VI       AIM VI     AIM VI     AIM VI       AIM VI
                                                        CAP APPR,   CAP APPR,   CAP DEV,   CAP DEV,     CORE EQ,
YEAR ENDED DEC. 31, 2007                                  SER I       SER II      SER I     SER II       SER I
 OPERATIONS
Investment income (loss) -- net                        $   (8,610)   $ (5,666)  $ (8,466)  $ (2,301)  $    37,079
Net realized gain (loss) on sales of investments           41,778      27,457     37,121      4,294       443,529
Distributions from capital gains                               --          --     77,731     21,588            --
Net change in unrealized appreciation or depreciation
  of investments                                           58,592      44,064    (25,939)    (6,032)      913,083
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               91,760      65,855     80,447     17,549     1,393,691
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 86,533     199,997     76,103     57,897     1,524,511
Net transfers(1)                                          208,347     (60,457)    85,960     14,691    (1,086,153)
Transfers for policy loans                                (73,315)    (11,531)    (1,576)    (2,716)     (168,702)
Policy charges                                            (25,203)    (20,415)   (25,306)    (7,032)     (802,558)
Contract terminations:
    Surrender benefits                                    (41,132)     (6,465)   (72,987)      (861)   (1,268,481)
    Death benefits                                             --          --         --         --       (27,639)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            155,230     101,129     62,194     61,979    (1,829,022)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           844,911     484,840    822,865    187,299    19,835,527
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $1,091,901    $651,824   $965,506   $266,827   $19,400,196
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,077,258     362,828    598,365    114,755    10,838,658
Contract purchase payments                                102,643     141,184     50,746     32,401       789,466
Net transfers(1)                                          236,968     (37,298)    56,633      8,027      (561,886)
Transfers for policy loans                                (84,167)     (7,525)    (1,015)    (1,551)      (87,982)
Policy charges                                            (29,915)    (14,211)   (16,841)    (3,936)     (416,026)
Contract terminations:
    Surrender benefits                                    (48,603)     (4,444)   (48,834)      (474)     (653,888)
    Death benefits                                             --          --         --         --       (14,586)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,254,184     440,534    639,054    149,222     9,893,756
-----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 26    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------
                                                           AIM VI     AIM VI      AIM VI     AIM VI      AB VPS
                                                            DYN,    FIN SERV,   INTL GRO,     TECH,    GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                     SER I      SER I     SER II(2)     SER I       CL B
 OPERATIONS
Investment income (loss) -- net                           $  (732)   $    338    $    236   $   (925)  $    4,710
Net realized gain (loss) on sales of investments            3,205        (386)          6      8,183       16,267
Distributions from capital gains                               --       2,526          --         --       76,433
Net change in unrealized appreciation or depreciation of
  investments                                               5,162     (12,330)        663       (374)     (43,574)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                7,635      (9,852)        905      6,884       53,836
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 13,735      23,152      35,115     22,678      402,429
Net transfers(1)                                           21,954      (6,268)    288,290    (13,933)        (996)
Transfers for policy loans                                   (896)         (8)       (297)       639       18,259
Policy charges                                             (2,289)     (1,145)     (2,662)    (2,852)     (54,711)
Contract terminations:
    Surrender benefits                                       (138)        (13)       (153)      (733)     (11,853)
    Death benefits                                             --          --          --         --           --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             32,366      15,718     320,293      5,799      353,128
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            54,583      25,110          --     73,039    1,234,870
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $94,584    $ 30,976    $321,198   $ 85,722   $1,641,834
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     33,563      17,289          --     54,040      833,233
Contract purchase payments                                  7,661      16,344      33,540     15,885      263,865
Net transfers(1)                                           12,973      (5,110)    278,860     (8,505)       2,202
Transfers for policy loans                                   (527)         (7)       (289)       473       11,733
Policy charges                                             (1,284)       (837)     (2,558)    (2,005)     (35,620)
Contract terminations:
    Surrender benefits                                        (75)         (9)         (2)      (490)      (9,263)
    Death benefits                                             --          --          --         --           --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           52,311      27,670     309,551     59,398    1,066,150
-----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      --------------------------------------------------------------
                                                        AB VPS        AB VPS        AC VP       AC VP       AC VP
                                                       INTL VAL,   LG CAP GRO,      INTL,       INTL,        VAL,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                   CL B        CL B(2)        CL I        CL II        CL I
 OPERATIONS
Investment income (loss) -- net                       $    2,818     $   (29)    $   (7,019)  $ (2,069)  $    57,938
Net realized gain (loss) on sales of investments          30,296           1        141,745     23,092        61,644
Distributions from capital gains                         114,794          --             --         --       701,528
Net change in unrealized appreciation or
  depreciation of investments                            (44,407)        147        297,538     57,414    (1,327,793)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             103,501         119        432,264     78,437      (506,683)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,058,374       2,670        175,073    113,087       683,916
Net transfers(1)                                         359,833      24,412        (41,279)   (15,405)     (162,624)
Transfers for policy loans                               (36,100)         --        (11,280)      (997)      (34,920)
Policy charges                                          (119,785)       (161)       (58,010)   (22,166)     (229,679)
Contract terminations:
    Surrender benefits                                   (42,676)       (126)      (115,606)    (5,010)     (355,503)
    Death benefits                                            --          --         (2,651)        --       (11,335)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,219,646      26,795        (53,753)    69,509      (110,145)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,252,867          --      2,551,291    414,797     8,297,448
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $3,576,014     $26,914     $2,929,802   $562,743   $ 7,680,620
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,009,004          --      2,346,541    231,130     4,503,396
Contract purchase payments                               450,122       2,408        147,579     58,048       366,550
Net transfers(1)                                         155,400      23,034        (33,395)    (6,259)      (99,045)
Transfers for policy loans                               (14,957)         --         (8,809)      (507)      (18,246)
Policy charges                                           (50,866)       (152)       (49,029)   (11,313)     (122,790)
Contract terminations:
    Surrender benefits                                   (17,855)         --        (96,928)    (2,747)     (189,737)
    Death benefits                                            --          --         (2,438)        --        (5,814)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,530,848      25,290      2,303,521    268,352     4,434,314
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 28    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------
                                                         AC VP     CALVERT VS      COL          CS         CS
                                                         VAL,        SOCIAL     HI YIELD,   COMMODITY    MID-CAP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                   CL II         BAL       VS CL B    RETURN(2)     CORE
 OPERATIONS
Investment income (loss) -- net                       $    7,107    $  9,950     $  3,441    $   245    $ (2,637)
Net realized gain (loss) on sales of investments          (8,479)     13,325         (402)         3      16,137
Distributions from capital gains                         124,789      37,115           --         --          --
Net change in unrealized appreciation or
  depreciation of investments                           (224,015)    (48,277)      (3,260)       524      15,238
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (100,598)     12,113         (221)       772      28,738
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               427,372      65,880       29,961        621      25,509
Net transfers(1)                                        (249,828)    (39,645)      61,044     16,932     (26,317)
Transfers for policy loans                                (7,131)      3,279         (320)      (321)        105
Policy charges                                           (66,166)    (24,947)      (4,490)      (341)    (12,038)
Contract terminations:
    Surrender benefits                                   (20,262)    (41,394)      (2,293)       (81)    (17,775)
    Death benefits                                            --          --           --         --          --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            83,985     (36,827)      83,902     16,810     (30,516)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,418,661     684,397       28,061         --     293,418
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,402,048    $659,683     $111,742    $17,582    $291,640
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   902,612     639,997       26,199         --     308,301
Contract purchase payments                               269,833      60,362       27,671        517      24,885
Net transfers(1)                                        (161,764)    (36,787)      56,232     15,743     (26,976)
Transfers for policy loans                                (4,387)      3,084         (298)      (293)        102
Policy charges                                           (41,447)    (22,866)      (4,141)      (313)    (11,777)
Contract terminations:
    Surrender benefits                                   (14,170)    (37,932)      (2,148)        --     (17,708)
    Death benefits                                            --          --           --         --          --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         950,677     605,858      103,515     15,654     276,827
----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                       CS           EV            EG VA         FID VIP       FID VIP
                                                     SM CAP    VT FLOATING-    FUNDAMENTAL    CONTRAFUND,   GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)               CORE I     RATE INC(2)   LG CAP, CL 2   SERV CL 2(2)     SERV CL
 OPERATIONS
Investment income (loss) -- net                    $  (4,211)    $  3,058       $    (49)     $    5,434    $   69,264
Net realized gain (loss) on sales of investments      13,692          (42)         7,343          (2,244)      240,179
Distributions from capital gains                          --           --         20,035         273,026       360,810
Net change in unrealized appreciation or
  depreciation of investments                        (16,435)      (3,511)       (11,280)       (244,541)      248,214
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (6,954)        (495)        16,049          31,675       918,467
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            45,196       38,756         80,092         130,501       790,918
Net transfers(1)                                     (76,038)     202,505        (36,764)      1,058,879      (369,338)
Transfers for policy loans                              (283)        (836)          (186)           (806)      (76,150)
Policy charges                                       (13,201)      (2,192)       (10,176)        (11,526)     (250,739)
Contract terminations:
    Surrender benefits                               (19,214)      (1,963)        (5,539)           (159)     (560,968)
    Death benefits                                        --           --             --              --        (8,760)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (63,540)     236,270         27,427       1,176,889      (475,037)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      492,401           --        197,317              --     8,698,330
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 421,907     $235,775       $240,793      $1,208,564    $9,141,760
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               734,890           --        136,358              --     7,706,521
Contract purchase payments                            65,968       37,361         52,719         122,119       658,948
Net transfers(1)                                    (112,770)     205,939        (23,158)      1,006,893      (320,816)
Transfers for policy loans                              (419)        (851)          (113)           (771)      (62,382)
Policy charges                                       (19,216)      (2,231)        (6,648)        (10,820)     (208,478)
Contract terminations:
    Surrender benefits                               (27,725)          (1)        (3,686)             (4)     (469,521)
    Death benefits                                        --           --             --              --        (7,132)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     640,728      240,217        155,472       1,117,417     7,297,140
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 30    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                       FID VIP      FID VIP       FID VIP      FID VIP      FID VIP
                                                     GRO & INC,     MID CAP,     MID CAP,     OVERSEAS,    OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  SERV CL 2     SERV CL      SERV CL 2     SERV CL     SERV CL 2
 OPERATIONS
Investment income (loss) -- net                      $    8,079   $   (28,410)  $  (17,275)  $   89,090   $   20,457
Net realized gain (loss) on sales of investments         43,540       452,599       37,706      118,765       54,932
Distributions from capital gains                         69,699     1,314,979      322,533      240,784       62,247
Net change in unrealized appreciation or
  depreciation of investments                            71,668       227,354      170,563      124,198       18,723
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       192,986     1,966,522      513,527      572,837      156,359
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              487,549     1,080,835    1,102,900      309,909      304,411
Net transfers(1)                                       (159,821)     (760,966)     (83,829)     303,351     (126,323)
Transfers for policy loans                               (6,990)     (114,185)     (39,017)     (19,160)      (2,439)
Policy charges                                          (68,785)     (397,960)    (157,497)     (90,033)     (34,900)
Contract terminations:
    Surrender benefits                                  (17,900)     (744,671)     (35,578)    (128,710)     (14,172)
    Death benefits                                           --        (6,210)          --       (2,997)          --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          234,053      (943,157)     786,979      372,360      126,577
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,586,147    13,810,641    3,247,197    3,409,876      892,446
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $2,013,186   $14,834,006   $4,547,703   $4,355,073   $1,175,382
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,190,478     7,030,629    1,704,945    2,609,880      477,788
Contract purchase payments                              343,530       506,711      531,795      217,590      150,908
Net transfers(1)                                       (105,018)     (352,292)     (36,383)     209,604      (61,158)
Transfers for policy loans                               (5,121)      (51,898)     (18,704)     (13,408)      (1,126)
Policy charges                                          (48,404)     (185,319)     (75,500)     (62,797)     (17,070)
Contract terminations:
    Surrender benefits                                  (12,424)     (346,341)     (17,087)     (89,098)      (6,868)
    Death benefits                                           --        (3,070)          --       (2,296)          --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,363,041     6,598,420    2,089,066    2,869,475      542,474
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                              FTVIPT FRANK     FTVIPT FRANK   FTVIPT MUTUAL   FTVIPT TEMP      GS VIT
                                            GLOBAL REAL EST,    SM CAP VAL,    SHARES SEC,      FOR SEC,    MID CAP VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CL 2             CL 2            CL 2           CL 2          INST
 OPERATIONS
Investment income (loss) -- net                $    91,503      $   (9,337)     $    6,943     $   45,161    $   (13,702)
Net realized gain (loss) on sales of
  investments                                       79,818          85,645          11,535        154,313        137,450
Distributions from capital gains                   425,206         262,751          44,281        190,589      1,620,249
Net change in unrealized appreciation or
  depreciation of investments                   (1,995,718)       (465,920)        (54,338)       173,862     (1,525,933)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (1,399,191)       (126,861)          8,421        563,925        218,064
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         827,683         584,931         438,418        326,034      1,480,099
Net transfers(1)                                  (741,873)       (234,925)        262,184       (135,233)      (191,197)
Transfers for policy loans                         (44,203)        (33,401)         (7,464)       (17,292)       (27,820)
Policy charges                                    (186,127)       (119,712)        (48,679)       (84,026)      (317,315)
Contract terminations:
    Surrender benefits                            (201,767)       (100,862)        (18,413)      (128,072)      (454,204)
    Death benefits                                      --          (1,674)             --         (3,591)        (1,755)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (346,287)         94,357         626,046        (42,180)       487,808
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  6,501,598       3,481,084         844,348      3,918,466     10,183,478
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 4,756,120      $3,448,580      $1,478,815     $4,440,211    $10,889,350
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,353,247       1,583,877         527,404      2,805,327      4,422,300
Contract purchase payments                         325,443         256,442         262,707        219,426        612,568
Net transfers(1)                                  (314,036)       (107,275)        155,360        (89,420)       (81,069)
Transfers for policy loans                         (17,533)        (13,787)         (4,565)       (11,144)       (10,269)
Policy charges                                     (73,347)        (52,432)        (29,053)       (56,175)      (131,072)
Contract terminations:
    Surrender benefits                             (78,560)        (44,371)        (11,152)       (87,225)      (188,299)
    Death benefits                                      --            (760)             --         (2,553)          (753)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,195,214       1,621,694         900,701      2,778,236      4,623,406
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 32    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                             GS VIT STRUCTD   GS VIT STRUCTD    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                               SM CAP EQ,        U.S. EQ,      GLOBAL TECH,    INTL GRO,    LG CAP GRO,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            INST             INST            SERV           SERV        SERV(2)
 OPERATIONS
Investment income (loss) -- net                 $  (4,922)      $    5,341      $   (4,602)    $  (30,642)    $    314
Net realized gain (loss) on sales of
  investments                                       7,231          139,833          24,590        225,436           81
Distributions from capital gains                   84,589          336,562              --             --           --
Net change in unrealized appreciation or
  depreciation of investments                    (248,675)        (587,278)        139,745      1,359,630       15,969
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (161,777)        (105,542)        159,733      1,554,424       16,364
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         85,401          634,610          84,798        602,173       88,216
Net transfers(1)                                   64,984         (503,123)        322,853      1,738,680      702,500
Transfers for policy loans                        (84,812)         (24,334)        (78,591)       (28,258)        (711)
Policy charges                                    (21,727)        (137,479)        (38,783)      (155,603)      (6,979)
Contract terminations:
    Surrender benefits                            (27,852)        (125,724)        (13,418)      (316,355)        (128)
    Death benefits                                     --           (6,426)             --             --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     15,994         (162,476)        276,859      1,840,637      782,898
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   894,111        4,551,956         608,025      5,009,379           --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 748,328       $4,283,938      $1,044,617     $8,404,440     $799,262
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            530,696        4,105,875       1,155,212      3,208,341           --
Contract purchase payments                         53,862          563,172         145,412        344,943       85,807
Net transfers(1)                                   38,066         (446,115)        561,655        966,375      690,876
Transfers for policy loans                        (54,822)         (20,370)       (127,771)       (12,399)        (706)
Policy charges                                    (13,668)        (122,254)        (65,972)       (87,544)      (6,801)
Contract terminations:
    Surrender benefits                            (17,587)        (110,822)        (22,804)      (177,552)          (4)
    Death benefits                                     --           (5,788)             --             --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  536,547        3,963,698       1,645,732      4,242,164      769,172
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                    JANUS ASPEN   LAZARD RETIRE     MFS INV        MFS          MFS
                                                   MID CAP GRO,      INTL EQ,     GRO STOCK,    NEW DIS,    UTILITIES,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   SERV            SERV         SERV CL      SERV CL      SERV CL
 OPERATIONS
Investment income (loss) -- net                      $ (5,200)      $   47,368    $  (16,759)  $  (13,747)   $   (924)
Net realized gain (loss) on sales of investments       29,355          122,928        66,563       72,854      21,560
Distributions from capital gains                        3,353          513,125            --      111,070      45,499
Net change in unrealized appreciation or
  depreciation of investments                          83,395         (398,572)      143,066     (139,587)     85,610
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     110,903          284,849       192,870       30,590     151,745
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             50,618          386,470       297,624      177,616     181,586
Net transfers(1)                                       75,164         (421,885)     (161,177)    (174,916)      4,065
Transfers for policy loans                            (10,327)         (12,376)        2,122          572      (4,283)
Policy charges                                        (17,368)         (75,224)      (59,568)     (55,768)    (27,819)
Contract terminations:
    Surrender benefits                                (12,912)         (46,522)      (35,201)    (120,584)     (8,964)
    Death benefits                                         --               --            --       (3,986)         --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         85,175         (169,537)       43,800     (177,066)    144,585
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       511,093        2,888,504     1,895,350    1,530,207     499,972
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $707,171       $3,003,816    $2,132,020   $1,383,731    $796,302
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                706,864        2,258,445     2,584,503    1,521,108     226,735
Contract purchase payments                             62,768          290,621       385,058      167,120      73,213
Net transfers(1)                                       91,198         (310,068)     (208,250)    (162,297)      1,798
Transfers for policy loans                            (12,248)          (8,548)        3,153          430      (1,734)
Policy charges                                        (21,425)         (56,213)      (76,907)     (52,579)    (10,939)
Contract terminations:
    Surrender benefits                                (16,653)         (35,086)      (45,061)    (112,540)     (3,383)
    Death benefits                                         --               --            --       (3,730)         --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      810,504        2,139,151     2,642,496    1,357,512     285,690
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 34    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           -------------------------------------------------------------------------------
                                                OPPEN       OPPEN MAIN ST   OPPEN STRATEGIC    PIMCO VIT ALL     PIONEER
                                           GLOBAL SEC VA,     SM CAP VA,        BOND VA,      ASSET, ADVISOR   EQ INC VCT,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)          SERV             SERV             SERV             CL(2)          CL II
 OPERATIONS
Investment income (loss) -- net               $   (174)        $   (575)       $      514        $ 27,214        $ 10,985
Net realized gain (loss) on sales of
  investments                                      105              444                98              (1)          9,862
Distributions from capital gains                 1,999            1,116                --              --          25,173
Net change in unrealized appreciation or
  depreciation of investments                   (1,216)          (4,215)           41,987         (11,925)        (53,403)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        714           (3,230)           42,599          15,288          (7,383)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      16,439           26,395           287,973          74,869         151,879
Net transfers(1)                                67,142          103,917           959,678         597,202         (12,960)
Transfers for policy loans                          --          (17,125)             (932)           (617)         (2,330)
Policy charges                                  (2,864)          (4,128)          (20,928)         (5,902)        (32,792)
Contract terminations:
    Surrender benefits                            (342)             (18)           (1,572)            (82)         (1,859)
    Death benefits                                  --               --                --              --              --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  80,375          109,041         1,224,219         665,470         101,938
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 32,032           25,426            58,490              --         652,631
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $113,121         $131,237        $1,325,308        $680,758        $747,186
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          30,044           25,405            56,091              --         404,098
Contract purchase payments                      14,587           25,896           264,827          71,982          89,936
Net transfers(1)                                59,128          103,602           871,099         581,265          (7,740)
Transfers for policy loans                          --          (16,676)             (827)           (590)         (1,398)
Policy charges                                  (2,539)          (4,021)          (19,045)         (5,688)        (19,493)
Contract terminations:
    Surrender benefits                            (289)             (17)           (1,450)             (3)         (1,059)
    Death benefits                                  --               --                --              --              --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               100,931          134,189         1,170,695         646,966         464,344
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                  PIONEER INTL       PUT VT         PUT VT      PUT VT        PUT VT
                                                    VAL VCT,     HLTH SCIENCES,    HI YIELD,   INTL EQ,   INTL NEW OPP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  CL II           CL IB          CL IB       CL IB        CL IB
 OPERATIONS
Investment income (loss) -- net                     $ (1,454)        $  (125)     $   77,380   $  3,469     $   (1,044)
Net realized gain (loss) on sales of investments       1,334           1,351           1,808      5,620         70,419
Distributions from capital gains                       2,887              --              --     23,462             --
Net change in unrealized appreciation or
  depreciation of investments                         25,638          (3,588)        (58,691)   (20,727)        57,232
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     28,405          (2,362)         20,497     11,824        126,607
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            14,104          25,860          99,022     58,714         72,962
Net transfers(1)                                       1,144           7,023          50,512      6,926         (4,508)
Transfers for policy loans                                --            (375)         (6,479)       (16)         1,435
Policy charges                                        (3,753)         (4,865)        (27,694)    (4,310)       (27,012)
Contract terminations:
    Surrender benefits                                  (421)         (1,617)        (38,452)    (1,181)       (58,964)
    Death benefits                                        --              --              --         --             --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        11,074          26,026          76,909     60,133        (16,087)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      221,951          64,207       1,088,419    164,945      1,039,930
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $261,430         $87,871      $1,185,825   $236,902     $1,150,450
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               220,428          48,886         714,643     87,658        853,050
Contract purchase payments                            13,232          19,172          63,335     28,826         54,618
Net transfers(1)                                       1,527           4,953          32,956      3,476         (2,896)
Transfers for policy loans                                --            (279)         (4,122)        (8)         1,041
Policy charges                                        (3,469)         (3,597)        (17,766)    (2,131)       (20,159)
Contract terminations:
    Surrender benefits                                  (364)         (1,215)        (24,652)      (592)       (44,711)
    Death benefits                                        --              --              --         --             --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     231,354          67,920         764,394    117,229        840,943
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 36    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------
                                                          PUT VT      PUT VT        RVS           RVS        RVS
                                                         NEW OPP,     VISTA,         VP         VP CASH    VP CORE
YEAR ENDED DEC. 31, 2007 (CONTINUED)                      CL IA        CL IB        BAL          MGMT        BOND
 OPERATIONS
Investment income (loss) -- net                        $   (96,378)  $ (4,608)  $   551,638   $  286,647   $   828
Net realized gain (loss) on sales of investments          (192,057)    22,815       286,610          (27)       92
Distributions from capital gains                                --         --       603,310           --        --
Net change in unrealized appreciation or depreciation
  of investments                                           947,850     (2,753)   (1,183,102)      (1,686)      276
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               659,415     15,454       258,456      284,934     1,196
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               1,167,153     47,473     2,337,886    3,373,526     8,514
Net transfers(1)                                          (993,187)   (57,560)     (944,089)    (915,347)   18,108
Transfers for policy loans                                (102,701)      (310)     (158,508)     (65,293)       (6)
Policy charges                                            (555,990)   (16,303)   (1,681,918)    (692,285)   (1,038)
Contract terminations:
    Surrender benefits                                    (869,151)   (18,268)   (1,828,544)    (482,158)   (1,086)
    Death benefits                                         (11,782)        --        (6,884)          --        --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (1,365,658)   (44,968)   (2,282,057)   1,218,443    24,492
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         13,126,131    505,266    28,582,646    6,434,347    12,794
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $12,419,888   $475,752   $26,559,045   $7,937,724   $38,482
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   8,907,384    675,450    26,605,656    5,993,492    11,313
Contract purchase payments                                 758,635     60,944     2,130,337    3,087,554     8,046
Net transfers(1)                                          (644,574)   (73,921)     (867,771)    (832,685)   17,111
Transfers for policy loans                                 (66,668)      (376)     (143,974)     (59,895)       (6)
Policy charges                                            (362,367)   (20,904)   (1,533,801)    (632,143)     (980)
Contract terminations:
    Surrender benefits                                    (562,850)   (23,025)   (1,664,188)    (439,214)       --
    Death benefits                                          (7,609)        --        (6,207)          --        --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         8,021,951    618,168    24,520,052    7,117,109    35,484
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                      RVS           RVS          THDL         RVS PTNRS         RVS
                                                     VP DIV        VP DIV       VP EMER    VP FUNDAMENTAL    VP GLOBAL
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                BOND         EQ INC        MKTS          VAL(2)          BOND
 OPERATIONS
Investment income (loss) -- net                   $   533,158   $   158,061   $  (10,605)     $    425      $   79,026
Net realized gain (loss) on sales of investments       (2,925)      155,352       69,386           (10)          2,197
Distributions from capital gains                           --       292,747      151,046         1,045              --
Net change in unrealized appreciation or
  depreciation of investments                          58,110       851,896      780,387        (6,308)        114,268
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     588,343     1,458,056      990,214        (4,848)        195,491
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,645,387     3,145,176      396,387        63,113         416,303
Net transfers(1)                                    2,837,589     2,515,851      378,956       497,311         874,675
Transfers for policy loans                           (188,105)     (239,681)      31,499          (501)        (17,503)
Policy charges                                       (685,223)     (732,808)     (93,547)       (4,759)        (92,345)
Contract terminations:
    Surrender benefits                               (689,723)     (713,154)     (63,479)          (75)       (136,928)
    Death benefits                                        (17)       (7,192)          --            --              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      2,919,908     3,968,192      649,816       555,089       1,044,202
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    12,171,152    20,044,625    2,457,694            --       2,415,631
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $15,679,403   $25,470,873   $4,097,724      $550,241      $3,655,324
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              9,617,071    11,102,549      958,288            --       1,646,045
Contract purchase payments                          1,278,877     1,638,787      134,341        64,576         277,370
Net transfers(1)                                    2,202,813     1,314,305      118,035       507,993         576,813
Transfers for policy loans                           (145,817)     (121,932)       9,873          (530)        (12,089)
Policy charges                                       (532,960)     (381,256)     (31,485)       (4,883)        (61,425)
Contract terminations:
    Surrender benefits                               (536,821)     (369,541)     (21,574)           (3)        (91,668)
    Death benefits                                        (13)       (4,025)          --            --              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   11,883,150    13,178,887    1,167,478       567,153       2,335,046
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 38    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                         RVS VP            RVS        RVS VP        RVS         THDL
                                                    GLOBAL INFLATION       VP        HI YIELD     VP INC      VP INTL
YEAR ENDED DEC. 31, 2007 (CONTINUED)                    PROT SEC           GRO         BOND         OPP         OPP
 OPERATIONS
Investment income (loss) -- net                         $  2,178       $    3,533   $  338,254   $  6,948   $    12,744
Net realized gain (loss) on sales of investments              91           66,779       12,411        (43)      803,463
Distributions from capital gains                              --               --           --         42            --
Net change in unrealized appreciation or
  depreciation of investments                             13,874          (17,717)    (318,365)    (6,223)    1,030,551
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         16,143           52,595       32,300        724     1,846,758
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                61,822          567,598      725,218     53,013     1,120,997
Net transfers(1)                                         384,938          785,836       (8,597)   351,015      (728,800)
Transfers for policy loans                                  (411)          (6,090)     (77,381)      (388)     (180,697)
Policy charges                                            (5,369)        (133,984)    (170,772)    (5,167)     (655,630)
Contract terminations:
    Surrender benefits                                    (1,487)        (169,650)    (204,682)    (2,253)   (1,035,840)
    Death benefits                                            --               --       (3,253)        --       (14,420)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           439,493        1,043,710      260,533    396,220    (1,494,390)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           11,724        3,094,203    4,815,209      7,941    16,493,196
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $467,360       $4,190,508   $5,108,042   $404,885   $16,845,564
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    10,379        4,510,044    3,371,805      5,558    18,414,646
Contract purchase payments                                57,762          794,764      496,826     49,591     1,169,659
Net transfers(1)                                         361,676        1,105,861      (12,367)   329,350      (765,737)
Transfers for policy loans                                  (372)          (8,300)     (52,653)      (368)     (190,351)
Policy charges                                            (5,021)        (187,553)    (117,209)    (4,837)     (687,791)
Contract terminations:
    Surrender benefits                                      (350)        (235,231)    (140,554)      (109)   (1,082,766)
    Death benefits                                            --               --       (2,225)        --       (15,323)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         424,074        5,979,585    3,543,623    379,185    16,842,337
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------
                                                          RVS           RVS       RVS VP     RVS VP        RVS
                                                           VP           VP        MID CAP    MID CAP       VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   LG CAP EQ    LG CAP VAL      GRO        VAL       S&P 500
 OPERATIONS
Investment income (loss) -- net                       $   172,492     $    69    $ (4,172)  $    (85)  $   56,915
Net realized gain (loss) on sales of investments        1,202,523         (17)      7,510       (120)     171,041
Distributions from capital gains                          263,455       1,025       4,314      2,551       55,977
Net change in unrealized appreciation or
  depreciation of investments                            (692,472)     (1,699)     42,993     (4,464)      14,435
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              945,998        (622)     50,645     (2,118)     298,368
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              3,737,430      10,108      91,230     91,820    1,093,634
Net transfers(1)                                       (3,003,140)      4,456      53,608    127,197     (313,127)
Transfers for policy loans                               (311,347)         --      (1,006)        --       51,769
Policy charges                                         (2,291,862)     (1,210)    (18,684)    (5,723)    (236,188)
Contract terminations:
    Surrender benefits                                 (2,724,729)       (113)    (25,139)    (2,639)    (237,277)
    Death benefits                                         (5,936)         --          --         --           --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (4,599,584)     13,241     100,009    210,655      358,811
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        43,470,002       1,710     412,482     17,703    7,125,988
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $39,816,416     $14,329    $563,136   $226,240   $7,783,167
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 49,649,029       1,476     318,692     17,170    6,776,993
Contract purchase payments                              4,118,600       9,034      63,944     80,289      999,163
Net transfers(1)                                       (3,307,857)      3,777      34,951    110,581     (281,559)
Transfers for policy loans                               (343,078)         --        (616)        --       47,845
Policy charges                                         (2,530,376)     (1,075)    (13,130)    (5,023)    (215,472)
Contract terminations:
    Surrender benefits                                 (2,998,655)        (28)    (17,771)    (2,325)    (214,586)
    Death benefits                                         (6,465)         --          --         --           --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       44,581,198      13,184     386,070    200,692    7,112,384
-----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 40    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                  RVS PTNRS     RVS VP       RVS VP      RVS PTNRS         ROYCE
                                                  VP SELECT      SHORT       SM CAP      VP SM CAP   MICRO-CAP, INVEST
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 VAL       DURATION        ADV          VAL              CL
 OPERATIONS
Investment income (loss) -- net                     $   19    $  119,525   $  (11,712)  $       56       $   38,163
Net realized gain (loss) on sales of investments         2        (6,030)      (7,878)       2,798          322,320
Distributions from capital gains                       816            --       85,318       23,628          595,632
Net change in unrealized appreciation or
  depreciation of investments                         (958)       42,852     (140,679)    (104,979)        (726,999)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (121)      156,347      (74,951)     (78,497)         229,116
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           3,352       439,808      223,932      273,618          578,853
Net transfers(1)                                     5,065       207,545     (268,709)     349,386         (280,429)
Transfers for policy loans                              --       (81,852)     (10,959)        (967)         (31,891)
Policy charges                                        (491)     (199,594)     (49,966)     (32,440)        (203,986)
Contract terminations:
    Surrender benefits                                 (83)     (159,464)     (48,070)     (20,433)        (409,521)
    Death benefits                                      --            --       (3,692)          --           (1,764)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       7,843       206,443     (157,464)     569,164         (348,738)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        503     3,456,637    1,614,843      699,956        7,121,969
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $8,225    $3,819,427   $1,382,428   $1,190,623       $7,002,347
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 402     2,977,623    1,095,331      400,522        2,857,118
Contract purchase payments                           2,973       371,915      150,880      154,139          222,493
Net transfers(1)                                     4,485       176,481     (181,560)     198,766         (106,392)
Transfers for policy loans                              --       (69,383)      (7,515)        (572)         (12,160)
Policy charges                                        (433)     (168,668)     (33,442)     (18,323)         (78,167)
Contract terminations:
    Surrender benefits                                  --      (135,797)     (33,712)     (11,672)        (156,083)
    Death benefits                                      --            --       (2,423)          --             (718)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     7,427     3,152,171      987,559      722,860        2,726,091
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                               VANK LIT       VANK UIF         VANK UIF
                                                 THIRD AVE    COMSTOCK,   GLOBAL REAL EST,   MID CAP GRO,      WANGER
PERIOD ENDED DEC. 31, 2007 (CONTINUED)              VAL        CL II(2)       CL II(2)         CL II(2)     INTL SM CAP
 OPERATIONS
Investment income (loss) -- net                 $   122,863    $ (1,069)      $   (188)         $  (225)     $   (8,704)
Net realized gain (loss) on sales of
  investments                                       307,999         (27)           (10)               6         271,450
Distributions from capital gains                    604,529          19             36              969         650,726
Net change in unrealized appreciation or
  depreciation of investments                    (1,547,309)    (21,352)       (10,321)           1,467         274,452
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (511,918)    (22,429)       (10,483)           2,217       1,187,924
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          698,688      51,489         15,807            3,026       1,141,922
Net transfers(1)                                   (566,536)    434,085        132,341           82,833         178,151
Transfers for policy loans                          (83,088)       (399)          (103)              --         (20,126)
Policy charges                                     (218,486)     (4,148)        (1,357)            (584)       (255,447)
Contract terminations:
    Surrender benefits                             (384,770)        (70)           (67)             (78)       (302,227)
    Death benefits                                   (1,763)         --             --               --              --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (555,955)    480,957        146,621           85,197         742,273
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   9,553,829          --             --               --       7,609,951
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 8,485,956    $458,528       $136,138          $87,414      $9,540,148
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            3,993,812          --             --               --       4,080,418
Contract purchase payments                          285,494      54,163         16,912            2,710         554,207
Net transfers(1)                                   (239,270)    452,534        141,336           78,307          84,118
Transfers for policy loans                          (33,952)       (436)          (115)              --          (9,189)
Policy charges                                      (89,044)     (4,377)        (1,455)            (534)       (123,592)
Contract terminations:
    Surrender benefits                             (155,993)         (2)            (1)              --        (148,174)
    Death benefits                                     (739)         --             --               --              --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,760,308     501,882        156,677           80,483       4,437,788
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 42    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------
                                                                   WF ADV                                WF ADV
                                                       WANGER     VT ASSET      WF ADV       WF ADV    VT SM CAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 U.S. SM CO     ALLOC    VT INTL CORE    VT OPP       GRO
 OPERATIONS
Investment income (loss) -- net                      $  (84,783)  $  4,885     $   (683)    $   (357)   $ (5,454)
Net realized gain (loss) on sales of investments        185,178      6,731        1,470        1,265       6,960
Distributions from capital gains                        473,279      5,488        4,483       17,358      92,096
Net change in unrealized appreciation or
  depreciation of investments                          (195,468)     3,595        1,850      (11,930)    (28,225)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       378,206     20,699        7,120        6,336      65,377
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,387,264     92,123       13,645       26,461     120,896
Net transfers(1)                                       (451,262)   (24,497)      30,369       (3,004)     70,890
Transfers for policy loans                              (36,829)    (2,923)         339          (49)    (17,044)
Policy charges                                         (332,657)   (19,719)      (3,941)      (5,488)    (15,190)
Contract terminations:
    Surrender benefits                                 (333,016)    (1,516)        (682)      (1,814)       (920)
    Death benefits                                      (11,717)        --           --           --          --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          221,783     43,468       39,730       16,106     158,632
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       8,684,256    326,653       54,428      106,644     474,508
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $9,284,245   $390,820     $101,278     $129,086    $698,517
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                4,652,768    235,742       32,449       67,763     279,478
Contract purchase payments                              702,491     63,206        7,540       17,125      65,745
Net transfers(1)                                       (231,172)   (17,819)      16,415       (1,805)     37,368
Transfers for policy loans                              (17,814)    (2,024)         200          (29)     (9,206)
Policy charges                                         (168,150)   (13,638)      (2,168)      (3,287)     (8,091)
Contract terminations:
    Surrender benefits                                 (169,839)    (1,007)        (366)      (2,140)       (489)
    Death benefits                                       (5,710)        --           --           --          --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      4,762,574    264,460       54,070       77,627     364,805
----------------------------------------------------------------------------------------------------------------




  (1) Includes transfer activity from (to) other subaccounts and transfers from
      (to) RiverSource Life of NY's fixed account.
  (2) For the period June 11, 2007 (commencement of operations) to Dec. 31,
      2007.

See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------
                                                         AIM VI       AIM VI     AIM VI     AIM VI       AIM VI
                                                        CAP APPR,   CAP APPR,   CAP DEV,   CAP DEV,     CORE EQ,
YEAR ENDED DEC. 31, 2006                                  SER I       SER II      SER I     SER II       SER I
 OPERATIONS
Investment income (loss) -- net                        $   (6,849)   $ (3,689)  $ (6,602)  $ (2,373)  $   (68,837)
Net realized gain (loss) on sales of investments           25,138       6,255     33,084     (7,788)      163,869
Distributions from capital gains                               --          --     14,058      3,093            --
Net change in unrealized appreciation or depreciation
  of investments                                           22,602      19,911     64,481     (3,206)    2,721,512
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               40,891      22,477    105,021    (10,274)    2,816,544
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 87,096     177,684     72,868     54,106     1,689,322
Net transfers(1)                                          123,231         523     24,359     65,651    (1,820,548)
Transfers for policy loans                                (24,039)     (3,010)    (6,341)    (1,674)     (153,578)
Policy charges                                            (22,285)    (14,988)   (19,067)    (6,092)     (844,477)
Contract terminations:
    Surrender benefits                                    (31,736)     (5,612)    (9,880)      (416)   (1,147,032)
    Death benefits                                             --          --     (2,842)        --       (19,246)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            132,267     154,597     59,097    111,575    (2,295,559)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           671,753     307,766    658,747     85,998    19,314,542
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  844,911    $484,840   $822,865   $187,299   $19,835,527
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    902,236     242,091    553,180     60,709    12,206,462
Contract purchase payments                                115,532     137,749     56,357     34,874     1,005,064
Net transfers(1)                                          163,087       1,150     18,371     24,555    (1,086,983)
Transfers for policy loans                                (32,290)     (2,351)    (4,837)    (1,121)      (90,640)
Policy charges                                            (29,478)    (11,610)   (14,701)    (3,983)     (502,809)
Contract terminations:
    Surrender benefits                                    (41,829)     (4,201)    (7,735)      (279)     (680,722)
    Death benefits                                             --          --     (2,270)        --       (11,714)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,077,258     362,828    598,365    114,755    10,838,658
-----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 44    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------
                                                          AIM VI     AIM VI     AIM VI     AB VPS       AB VPS
                                                           DYN,    FIN SERV,    TECH,    GRO & INC,    INTL VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      SER I      SER I      SER I       CL B         CL B
 OPERATIONS
Investment income (loss) -- net                          $  (373)   $   225    $  (483)  $    2,433   $    4,563
Net realized gain (loss) on sales of investments           6,433         46      1,121        4,383       14,921
Distributions from capital gains                              --        133         --       48,501       26,173
Net change in unrealized appreciation or depreciation
  of investments                                             273      1,925      4,038       90,962      400,434
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               6,333      2,329      4,676      146,279      446,091
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                12,256      9,510     14,929      367,908      636,766
Net transfers(1)                                           1,384      6,366     29,448       86,799      324,422
Transfers for policy loans                                   (11)        (9)      (115)      (2,813)      (7,184)
Policy charges                                            (1,128)      (708)    (2,068)     (42,619)     (68,327)
Contract terminations:
    Surrender benefits                                      (340)        --     (7,428)      (4,157)     (21,949)
    Death benefits                                            --         --         --           --           --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            12,161     15,159     34,766      405,118      863,728
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           36,089      7,622     33,597      683,473      943,048
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $54,583    $25,110    $73,039   $1,234,870   $2,252,867
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    25,536      6,057     27,229      534,675      565,617
Contract purchase payments                                 8,137      7,167     11,683      271,398      328,532
Net transfers(1)                                             942      4,604     22,429       64,171      164,949
Transfers for policy loans                                   (79)        (6)       (88)      (2,184)      (3,805)
Policy charges                                              (740)      (533)    (1,624)     (31,608)     (35,145)
Contract terminations:
    Surrender benefits                                      (233)        --     (5,589)      (3,219)     (11,144)
    Death benefits                                            --         --         --           --           --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          33,563     17,289     54,040      833,233    1,009,004
----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------
                                                          AC VP       AC VP       AC VP        AC VP     CALVERT VS
                                                          INTL,       INTL,       VAL,         VAL,        SOCIAL
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      CL I        CL II       CL I         CL II         BAL
 OPERATIONS
Investment income (loss) -- net                        $   13,411   $    791   $   31,699   $    5,374    $   9,774
Net realized gain (loss) on sales of investments           60,993      2,907       45,910      (22,192)      18,829
Distributions from capital gains                               --         --      615,340      115,271       11,903
Net change in unrealized appreciation or depreciation
  of investments                                          409,760     60,396      501,935       96,773       10,697
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              484,164     64,094    1,194,884      195,226       51,203
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                185,634    125,054      712,453      410,391       76,289
Net transfers(1)                                           87,805     61,455      151,892     (139,708)    (129,419)
Transfers for policy loans                                (14,562)    (4,867)     (15,112)      (9,954)      (2,464)
Policy charges                                            (51,575)   (16,653)    (218,029)     (57,366)     (21,717)
Contract terminations:
    Surrender benefits                                    (90,698)    (3,561)    (353,227)     (17,015)     (13,608)
    Death benefits                                             --         --       (2,090)          --           --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            116,604    161,428      275,887      186,348      (90,919)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,950,523    189,275    6,826,677    1,037,087      724,113
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $2,551,291   $414,797   $8,297,448   $1,418,661    $ 684,397
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  2,222,801    130,380    4,356,914      774,693      729,956
Contract purchase payments                                192,811     78,085      428,607      288,813       75,220
Net transfers(1)                                           90,524     38,357       73,079     (101,375)    (128,392)
Transfers for policy loans                                (13,591)    (3,039)      (9,396)      (7,121)      (2,274)
Policy charges                                            (53,384)   (10,420)    (131,305)     (40,376)     (21,422)
Contract terminations:
    Surrender benefits                                    (92,620)    (2,233)    (213,194)     (12,022)     (13,091)
    Death benefits                                             --         --       (1,309)          --           --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,346,541    231,130    4,503,396      902,612      639,997
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 46    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
                                                          COL         CS         CS          EG VA        FID VIP
                                                       HI YIELD,    MID-CAP    SM CAP     FUNDAMENTAL   GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                VS CL B(2)     CORE      CORE I    LG CAP, CL 2     SERV CL
 OPERATIONS
Investment income (loss) -- net                         $   189    $ (2,953)  $ (4,682)    $    587     $   (9,675)
Net realized gain (loss) on sales of investments             36      20,443     12,541        1,183        137,470
Distributions from capital gains                             90          --         --        2,838        201,695
Net change in unrealized appreciation or
  depreciation of investments                               897     (13,383)    10,479       11,490        615,290
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              1,212       4,107     18,338       16,098        944,780
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               14,671      33,854     52,646       79,336        883,591
Net transfers(1)                                         14,035     (75,208)   (59,573)      27,177       (231,537)
Transfers for policy loans                                   --         460     (1,434)      (2,522)       (82,658)
Policy charges                                             (800)    (16,507)   (17,375)      (8,043)      (256,041)
Contract terminations:
    Surrender benefits                                   (1,057)    (12,770)   (24,975)      (4,186)      (305,329)
    Death benefits                                           --          --         --           --        (18,905)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           26,849     (70,171)   (50,711)      91,762        (10,879)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --     359,482    524,774       89,457      7,764,429
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $28,061    $293,418   $492,401     $197,317     $8,698,330
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --     381,417    813,210       68,860      7,704,568
Contract purchase payments                               13,071      35,648     78,378       58,669        840,950
Net transfers(1)                                         13,909     (78,776)   (91,103)      19,635       (213,578)
Transfers for policy loans                                   --         703     (2,286)      (1,812)       (76,325)
Policy charges                                             (781)    (17,424)   (26,051)      (5,931)      (243,297)
Contract terminations:
    Surrender benefits                                       --     (13,267)   (37,258)      (3,063)      (289,031)
    Death benefits                                           --          --         --           --        (16,766)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         26,199     308,301    734,890      136,358      7,706,521
------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                     --------------------------------------------------------------
                                                       FID VIP      FID VIP       FID VIP      FID VIP     FID VIP
                                                     GRO & INC,     MID CAP,     MID CAP,     OVERSEAS,   OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  SERV CL 2     SERV CL      SERV CL 2     SERV CL    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                      $   (4,024)  $   (85,746)  $  (19,425)  $   (5,656)   $ (2,326)
Net realized gain (loss) on sales of investments         10,034       275,259        9,551       71,846      12,026
Distributions from capital gains                         28,383     1,484,205      248,754       16,227       3,302
Net change in unrealized appreciation or
  depreciation of investments                           116,994      (305,528)      19,549      383,434      98,448
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       151,387     1,368,190      258,429      465,851     111,450
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              493,479     1,192,439      986,377      275,033     283,685
Net transfers(1)                                        (26,431)      562,677      279,365      379,507      67,983
Transfers for policy loans                               (1,082)     (147,699)      (9,996)     (17,041)     (4,036)
Policy charges                                          (58,160)     (385,932)    (124,266)     (71,258)    (26,794)
Contract terminations:
    Surrender benefits                                  (14,905)     (485,866)     (25,987)     (96,892)     (6,588)
    Death benefits                                           --        (8,932)          --       (9,444)         --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          392,901       726,687    1,105,493      459,905     314,250
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,041,859    11,715,764    1,883,275    2,484,120     466,746
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,586,147   $13,810,641   $3,247,197   $3,409,876    $892,446
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  874,630     6,655,745    1,101,544    2,222,524     291,668
Contract purchase payments                              396,899       633,858      539,258      231,861     167,093
Net transfers(1)                                        (21,338)      288,509      151,840      316,590      41,009
Transfers for policy loans                                 (950)      (79,764)      (5,582)     (13,423)     (2,373)
Policy charges                                          (46,758)     (205,202)     (68,030)     (59,958)    (15,736)
Contract terminations:
    Surrender benefits                                  (12,005)     (257,663)     (14,085)     (80,419)     (3,873)
    Death benefits                                           --        (4,854)          --       (7,295)         --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,190,478     7,030,629    1,704,945    2,609,880     477,788
-------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 48    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                               FTVIPT FRANK     FTVIPT FRANK   FTVIPT MUTUAL   FTVIPT TEMP    GS VIT MID
                                             GLOBAL REAL EST,    SM CAP VAL,    SHARES SEC,      FOR SEC,      CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               CL 2             CL 2            CL 2           CL 2          INST
 OPERATIONS
Investment income (loss) -- net                 $   59,007       $   (8,755)      $  2,151      $   10,778   $    11,146
Net realized gain (loss) on sales of
  investments                                      121,418          111,461          3,782         134,018       121,586
Distributions from capital gains                   424,942          103,548         18,828              --     1,012,084
Net change in unrealized appreciation or
  depreciation of investments                      431,944          229,066         73,614         495,319       141,787
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      1,037,311          435,320         98,375         640,115     1,286,603
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         811,457          565,387        212,450         369,427     1,371,844
Net transfers(1)                                    94,127          131,930        224,895         (46,312)      287,393
Transfers for policy loans                         (59,366)         (22,593)        (2,152)        (57,391)      (88,282)
Policy charges                                    (175,552)         (99,295)       (29,370)        (77,981)     (276,215)
Contract terminations:
    Surrender benefits                            (180,152)        (119,454)        (8,254)       (128,808)     (364,232)
    Death benefits                                  (8,376)          (6,061)            --          (7,991)      (12,004)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     482,138          449,914        397,569          50,944       918,504
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  4,982,149        2,595,850        348,404       3,227,407     7,978,371
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $6,501,598       $3,481,084       $844,348      $3,918,466   $10,183,478
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,155,260        1,369,287        255,326       2,780,976     3,988,700
Contract purchase payments                         331,755          272,139        144,579         294,535       645,626
Net transfers(1)                                    39,691           62,827        154,677         (55,723)      135,806
Transfers for policy loans                         (24,513)         (11,279)        (1,518)        (46,441)      (41,280)
Policy charges                                     (71,734)         (47,898)       (19,977)        (61,988)     (130,252)
Contract terminations:
    Surrender benefits                             (73,610)         (58,479)        (5,683)        (99,623)     (170,759)
    Death benefits                                  (3,602)          (2,720)            --          (6,409)       (5,541)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,353,247        1,583,877        527,404       2,805,327     4,422,300
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                             GS VIT STRUCTD   GS VIT STRUCTD    JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                               SM CAP EQ,        U.S. EQ,      GLOBAL TECH,    INTL GRO,    MID CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)              INST             INST            SERV           SERV          SERV
 OPERATIONS
Investment income (loss) -- net                 $ (1,601)       $   11,206      $   (4,798)    $   36,320     $  (4,626)
Net realized gain (loss) on sales of
  investments                                     25,143            43,804          17,905         72,516        34,255
Distributions from capital gains                  65,455                --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                     (2,142)          392,087          21,271      1,230,664        23,437
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       86,855           447,097          34,378      1,339,500        53,066
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        80,652           661,062          74,309        436,180        53,485
Net transfers(1)                                 161,730           437,249         157,553      1,049,503       (83,562)
Transfers for policy loans                       (30,856)            1,386         (29,126)       (40,087)       12,225
Policy charges                                   (20,131)         (121,421)        (23,872)      (102,010)      (15,956)
Contract terminations:
    Surrender benefits                           (46,455)          (72,703)        (11,000)      (125,705)       (9,750)
    Death benefits                                (8,727)          (15,188)         (1,813)            --        (4,527)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   136,213           890,385         166,051      1,217,881       (48,085)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  671,043         3,214,474         407,596      2,451,998       506,112
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $894,111        $4,551,956      $  608,025     $5,009,379     $ 511,093
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           443,184         3,243,891         827,537      2,282,196       785,974
Contract purchase payments                        50,369           636,995         148,618        336,411        79,392
Net transfers(1)                                 102,569           422,965         312,820        795,132      (131,234)
Transfers for policy loans                       (19,603)            2,056         (60,332)       (33,030)       18,343
Policy charges                                   (12,580)         (117,129)        (47,786)       (78,486)      (23,710)
Contract terminations:
    Surrender benefits                           (28,086)          (69,271)        (21,630)       (93,882)      (14,729)
    Death benefits                                (5,157)          (13,632)         (4,015)            --        (7,172)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 530,696         4,105,875       1,155,212      3,208,341       706,864
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 50    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                  LAZARD RETIRE   MFS INV GRO       MFS          MFS      OPPEN GLOBAL
                                                     INTL EQ,        STOCK,      NEW DIS,    UTILITIES,      SEC VA,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                 SERV         SERV CL       SERV CL      SERV CL       SERV(2)
 OPERATIONS
Investment income (loss) -- net                     $    3,216     $  (16,060)  $  (13,691)   $  2,552       $   (29)
Net realized gain (loss) on sales of investments        74,507         34,737       64,327       8,625            11
Distributions from capital gains                       108,863             --       27,253      11,188            --
Net change in unrealized appreciation or
  depreciation of investments                          299,072         95,067       96,782      67,259           849
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      485,658        113,744      174,671      89,624           831
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             427,953        294,795      225,570     108,661        28,356
Net transfers(1)                                        74,499       (173,856)    (279,475)     85,188         3,448
Transfers for policy loans                             (26,912)        (2,910)     (13,078)       (822)           --
Policy charges                                         (67,064)       (63,974)     (62,263)    (16,006)         (432)
Contract terminations:
    Surrender benefits                                (110,987)       (38,972)     (52,680)     (2,749)         (171)
    Death benefits                                      (7,912)            --           --          --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         289,577         15,083     (181,926)    174,272        31,201
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,113,269      1,766,523    1,537,462     236,076            --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,888,504     $1,895,350   $1,530,207    $499,972       $32,032
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,006,447      2,561,623    1,710,543     138,960            --
Contract purchase payments                             370,853        421,768      240,736      56,173        27,082
Net transfers(1)                                        65,339       (246,228)    (294,211)     41,951         3,402
Transfers for policy loans                             (23,076)        (4,666)     (14,762)       (555)           --
Policy charges                                         (57,816)       (91,492)     (66,241)     (8,428)         (425)
Contract terminations:
    Surrender benefits                                 (96,361)       (56,502)     (54,957)     (1,366)          (15)
    Death benefits                                      (6,941)            --           --          --            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,258,445      2,584,503    1,521,108     226,735        30,044
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    51

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                              OPPEN MAIN ST   OPPEN STRATEGIC   PIONEER EQ   PIONEER INTL   PUT VT HLTH
                                                SM CAP VA,        BOND VA,       INC VCT,      VAL VCT,      SCIENCES,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           SERV(2)          SERV(2)          CL II       CL II(3)        CL IB
 OPERATIONS
Investment income (loss) -- net                  $   (25)         $   (62)       $  6,343      $    (76)      $  (320)
Net realized gain (loss) on sales of
  investments                                          7                4           4,280             1           469
Distributions from capital gains                      --               --           3,583            --            --
Net change in unrealized appreciation or
  depreciation of investments                        589              714          52,035         1,569         1,266
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          571              656          66,241         1,494         1,415
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        18,370           47,600         138,695           107        19,957
Net transfers(1)                                   6,951           11,537         291,215       220,560        11,260
Transfers for policy loans                            --               --             763            --            --
Policy charges                                      (366)          (1,214)        (16,895)         (210)       (3,313)
Contract terminations:
    Surrender benefits                              (100)             (89)             --            --        (1,329)
    Death benefits                                    --               --              --            --            --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    24,855           57,834         413,778       220,457        26,575
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --               --         172,612            --        36,217
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $25,426          $58,490        $652,631      $221,951       $64,207
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                --               --         129,361            --        28,093
Contract purchase payments                        18,459           45,967          92,309           107        15,596
Net transfers(1)                                   7,324           11,323         193,464       220,532         8,778
Transfers for policy loans                            --               --             417            --            --
Policy charges                                      (378)          (1,188)        (11,453)         (211)       (2,588)
Contract terminations:
    Surrender benefits                                --              (11)             --            --          (993)
    Death benefits                                    --               --              --            --            --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  25,405           56,091         404,098       220,428        48,886
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 52    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                       PUT VT      PUT VT        PUT VT         PUT VT       PUT VT
                                                      HI YIELD,   INTL EQ,   INTL NEW OPP,     NEW OPP,      VISTA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    CL IB       CL IB        CL IB          CL IA        CL IB
 OPERATIONS
Investment income (loss) -- net                      $   60,606   $   (479)    $    3,418    $   (97,326)  $  (5,023)
Net realized gain (loss) on sales of investments            691      3,922         53,606       (490,332)     35,678
Distributions from capital gains                             --         --             --             --          --
Net change in unrealized appreciation or
  depreciation of investments                            29,131     28,150        154,117      1,578,442      (8,803)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        90,428     31,593        211,141        990,784      21,852
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               88,885     29,456         84,113      1,321,153      69,123
Net transfers(1)                                        117,652      1,951        (51,768)    (1,206,573)   (113,930)
Transfers for policy loans                               (5,754)      (688)       (10,370)      (138,042)        407
Policy charges                                          (24,246)    (3,491)       (24,844)      (621,737)    (18,601)
Contract terminations:
    Surrender benefits                                  (49,387)       (77)       (34,102)      (949,404)    (18,258)
    Death benefits                                           --         --         (2,868)        (6,638)         --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          127,150     27,151        (39,839)    (1,601,241)    (81,259)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         870,841    106,201        868,628     13,736,588     564,673
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,088,419   $164,945     $1,039,930    $13,126,131   $ 505,266
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  626,300     71,440        890,656     10,054,293     788,826
Contract purchase payments                               61,769     17,750         77,436        942,742      94,336
Net transfers(1)                                         81,699      1,044        (49,379)      (859,374)   (158,161)
Transfers for policy loans                               (4,079)      (428)        (9,071)       (99,426)        398
Policy charges                                          (16,823)    (2,102)       (22,776)      (445,066)    (25,468)
Contract terminations:
    Surrender benefits                                  (34,223)       (46)       (30,976)      (680,958)    (24,481)
    Death benefits                                           --         --         (2,840)        (4,827)         --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        714,643     87,658        853,050      8,907,384     675,450
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    53

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                     --------------------------------------------------------------
                                                         RVS           RVS        RVS         RVS           RVS
                                                          VP           VP       VP CORE      VP DIV        VP DIV
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                   BAL        CASH MGMT   BOND(2)       BOND         EQ INC
 OPERATIONS
Investment income (loss) -- net                      $   434,940   $  212,407   $   104   $   387,266   $    80,824
Net realized gain (loss) on sales of investments         281,338            2         1        (8,114)       82,215
Distributions from capital gains                       1,558,194           --        --            --     1,146,122
Net change in unrealized appreciation or
  depreciation of investments                          1,201,499            3        24        21,491     1,416,856
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      3,475,971      212,412       129       400,643     2,726,017
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             2,454,167    2,387,828     7,045     1,600,179     2,521,462
Net transfers(1)                                      (1,706,961)    (382,876)    5,681       704,612     3,679,496
Transfers for policy loans                              (162,936)      (5,113)       --       (76,743)     (174,578)
Policy charges                                        (1,760,295)    (576,470)      (61)     (612,892)     (557,242)
Contract terminations:
    Surrender benefits                                (1,502,585)    (204,192)       --      (376,009)     (536,239)
    Death benefits                                       (31,426)          --        --        (2,484)       (6,202)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (2,710,036)   1,219,177    12,665     1,236,663     4,926,697
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       27,816,711    5,002,758        --    10,533,846    12,391,911
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $28,582,646   $6,434,347   $12,794   $12,171,152   $20,044,625
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                29,353,102    4,825,624        --     8,613,014     8,145,651
Contract purchase payments                             2,471,072    2,267,296     5,832     1,300,979     1,514,305
Net transfers(1)                                      (1,734,916)    (354,310)    5,539       571,324     2,206,359
Transfers for policy loans                              (164,975)      (4,890)       --       (63,140)     (105,710)
Policy charges                                        (1,775,497)    (547,147)      (58)     (498,342)     (334,684)
Contract terminations:
    Surrender benefits                                (1,510,992)    (193,081)       --      (304,729)     (319,948)
    Death benefits                                       (32,138)          --        --        (2,035)       (3,424)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      26,605,656    5,993,492    11,313     9,617,071    11,102,549
-------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 54    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                       THDL          RVS       RVS VP GLOBAL       RVS        RVS VP
                                                      VP EMER     VP GLOBAL   INFLATION PROT       VP        HI YIELD
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                 MKTS         BOND          SEC(2)           GRO         BOND
 OPERATIONS
Investment income (loss) -- net                     $  (11,898)  $   49,486       $   160      $     (655)  $  276,865
Net realized gain (loss) on sales of investments       118,440       (2,482)            1          27,437       12,763
Distributions from capital gains                       267,561           --            --              --           --
Net change in unrealized appreciation or
  depreciation of investments                          195,321       71,618          (188)        226,813      115,991
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      569,424      118,622           (27)        253,595      405,619
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             290,311      393,760         8,220         444,732      761,191
Net transfers(1)                                       161,687      152,762         3,707         615,922      200,436
Transfers for policy loans                             (24,239)      (5,403)           --         (19,179)     (31,309)
Policy charges                                         (65,147)     (77,186)         (176)        (97,447)    (161,846)
Contract terminations:
    Surrender benefits                                 (50,222)     (34,567)           --         (91,467)    (129,396)
    Death benefits                                          --           --            --              --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         312,390      429,366        11,751         852,561      639,076
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,575,880    1,867,643            --       1,988,047    3,770,514
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,457,694   $2,415,631       $11,724      $3,094,203   $4,815,209
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 815,446    1,346,188            --       3,190,069    2,899,748
Contract purchase payments                             133,283      276,453         6,958         692,685      563,178
Net transfers(1)                                        73,749      105,503         3,591         949,155      145,912
Transfers for policy loans                             (10,926)      (3,830)           --         (29,683)     (23,178)
Policy charges                                         (30,079)     (54,277)         (170)       (152,290)    (119,536)
Contract terminations:
    Surrender benefits                                 (23,185)     (23,992)           --        (139,892)     (94,319)
    Death benefits                                          --           --            --              --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       958,288    1,646,045        10,379       4,510,044    3,371,805
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    55

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------
                                                       RVS        THDL          RVS          RVS          RVS
                                                     VP INC     VP INTL          VP       VP LG CAP   VP MID CAP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)               OPP(2)       OPP        LG CAP EQ      VAL(2)        GRO
 OPERATIONS
Investment income (loss) -- net                      $  146   $   158,103   $   118,751     $    4     $ (1,842)
Net realized gain (loss) on sales of investments          1       464,569       688,116         --       (1,833)
Distributions from capital gains                          1            --            --         67       18,604
Net change in unrealized appreciation or
  depreciation of investments                           129     2,562,258     4,549,452          4      (23,244)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       277     3,184,930     5,356,319         75       (8,315)
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            5,536     1,202,772     4,054,092      1,587       78,519
Net transfers(1)                                      2,281      (481,247)    1,957,428        178      265,058
Transfers for policy loans                               --      (167,816)     (353,161)        --          (13)
Policy charges                                         (153)     (668,921)   (2,392,468)      (130)     (15,131)
Contract terminations:
    Surrender benefits                                   --      (767,062)   (2,284,955)        --      (20,201)
    Death benefits                                       --        (4,868)      (30,197)        --           --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        7,664      (887,142)      950,739      1,635      308,232
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --    14,195,408    37,162,944         --      112,565
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $7,941   $16,493,196   $43,470,002     $1,710     $412,482
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --    19,504,472    48,497,209         --       86,130
Contract purchase payments                            3,467     1,485,667     5,050,424      1,433       61,979
Net transfers(1)                                      2,240      (595,084)    2,399,420        166      198,108
Transfers for policy loans                               --      (206,307)     (440,214)        --          (22)
Policy charges                                         (149)     (827,012)   (2,985,693)      (123)     (11,932)
Contract terminations:
    Surrender benefits                                   --      (941,015)   (2,833,632)        --      (15,571)
    Death benefits                                       --        (6,075)      (38,485)        --           --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      5,558    18,414,646    49,649,029      1,476      318,692
----------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 56    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------
                                                    RVS VP       RVS      RVS PTNRS         RVS            RVS
                                                   MID CAP       VP       VP SELECT         VP             VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              VAL(2)     S&P 500      VAL(2)    SHORT DURATION   SM CAP ADV
 OPERATIONS
Investment income (loss) -- net                    $     8   $   35,850     $   1       $   95,932     $  (13,238)
Net realized gain (loss) on sales of investments         6      126,064         1           (6,165)        20,906
Distributions from capital gains                        78       31,202        38               --        204,799
Net change in unrealized appreciation or
  depreciation of investments                          364      680,420       (22)           7,547        (68,224)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      456      873,536        18           97,314        144,243
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          13,356    1,123,753       542          511,681        327,142
Net transfers(1)                                     4,333     (193,697)       67          162,841       (114,443)
Transfers for policy loans                              --     (181,792)       --          (31,771)        (9,717)
Policy charges                                        (365)    (215,956)     (124)        (186,347)       (58,720)
Contract terminations:
    Surrender benefits                                 (77)    (330,251)       --         (126,901)       (36,934)
    Death benefits                                      --           --        --               --         (2,750)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      17,247      202,057       485          329,503        104,578
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --    6,050,395        --        3,029,820      1,366,022
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $17,703   $7,125,988     $ 503       $3,456,637     $1,614,843
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --    6,572,898        --        2,686,064      1,025,609
Contract purchase payments                          13,300    1,161,566       456          449,722        230,217
Net transfers(1)                                     4,237     (205,420)       67          144,014        (83,851)
Transfers for policy loans                              --     (182,731)       --          (28,000)        (7,051)
Policy charges                                        (367)    (223,326)     (121)        (163,745)       (41,508)
Contract terminations:
    Surrender benefits                                  --     (345,994)       --         (110,432)       (26,109)
    Death benefits                                      --           --        --               --         (1,976)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    17,170    6,776,993       402        2,977,623      1,095,331
-----------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    57

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------
                                                    RVS PTNRS      ROYCE
                                                      VP SM     MICRO-CAP,      THIRD        WANGER       WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 CAP VAL     INVEST CL     AVE VAL    INTL SM CAP   U.S. SM CO
 OPERATIONS
Investment income (loss) -- net                      $ (2,449)  $  (47,912)  $   34,964    $  (25,124)  $  (55,007)
Net realized gain (loss) on sales of investments        6,122      218,497      304,174       165,489      113,177
Distributions from capital gains                       67,367      370,795      393,910            --      243,808
Net change in unrealized appreciation or
  depreciation of investments                          22,207      641,106      465,535     1,661,644      227,212
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      93,247    1,182,486    1,198,583     1,802,009      529,190
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            180,218      575,031      742,579       898,812    1,436,674
Net transfers(1)                                       74,164       (3,663)     (29,248)      964,340      172,547
Transfers for policy loans                             (1,260)     (80,521)    (151,391)      (38,788)     (21,493)
Policy charges                                        (22,675)    (201,155)    (219,114)     (181,714)    (318,563)
Contract terminations:
    Surrender benefits                                 (4,254)    (234,408)    (276,952)     (210,793)    (262,347)
    Death benefits                                         --       (8,646)      (7,233)           --      (12,511)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        226,193       46,638       58,641     1,431,857      994,307
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       380,516    5,892,845    8,296,605     4,376,085    7,160,759
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $699,956   $7,121,969   $9,553,829    $7,609,951   $8,684,256
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                259,491    2,836,500    3,979,637     3,189,560    4,101,564
Contract purchase payments                            111,924      249,497      331,288       559,024      797,338
Net transfers(1)                                       46,690       (2,408)     (26,404)      598,118       96,948
Transfers for policy loans                               (851)     (35,163)     (67,224)      (24,677)     (12,174)
Policy charges                                        (14,078)     (87,417)     (97,703)     (112,794)    (177,083)
Contract terminations:
    Surrender benefits                                 (2,654)    (100,005)    (122,408)     (128,813)    (147,098)
    Death benefits                                         --       (3,886)      (3,374)           --       (6,727)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      400,522    2,857,118    3,993,812     4,080,418    4,652,768
------------------------------------------------------------------------------------------------------------------






See accompanying notes to financial statements.


 58    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------
                                                                 WF           WF         WF          WF
                                                               ADV VT       ADV VT     ADV VT      ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                        ASSET ALLOC   INTL CORE      OPP     SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                               $  4,076     $    350   $   (835)   $ (3,080)
Net realized gain (loss) on sales of investments                 6,979        5,386      1,294       9,483
Distributions from capital gains                                 3,402        1,592     10,345       9,733
Net change in unrealized appreciation or depreciation of
  investments                                                   17,139        2,116       (551)     32,092
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                    31,596        9,444     10,253      48,228
-----------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                      97,969       14,096     31,395      91,584
Net transfers(1)                                               (24,103)     (21,253)     1,335     180,552
Transfers for policy loans                                        (190)      (2,554)        --         213
Policy charges                                                 (18,009)      (3,048)    (5,787)    (11,461)
Contract terminations:
    Surrender benefits                                         (15,851)        (625)    (6,532)     (6,159)
    Death benefits                                                  --           --         --          --
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  39,816      (13,384)    20,411     254,729
-----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                255,241       58,368     75,980     171,551
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $326,653     $ 54,428   $106,644    $474,508
-----------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         204,690       41,661     53,694     122,920
Contract purchase payments                                      75,561        9,218     21,280      58,870
Net transfers(1)                                               (17,738)     (14,409)       921     109,098
Transfers for policy loans                                        (153)      (1,619)        --          54
Policy charges                                                 (13,982)      (1,996)    (3,898)     (7,367)
Contract terminations:
    Surrender benefits                                         (12,636)        (406)    (4,234)     (4,097)
    Death benefits                                                  --           --         --          --
-----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               235,742       32,449     67,763     279,478
-----------------------------------------------------------------------------------------------------------




  (1) Includes transfer activity from (to) other subaccounts and transfers from
      (to) RiverSource Life of NY's fixed account.


  (2) For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.


  (3) For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
      2006.


See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    59

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
RiverSource of New York Account 8 (the Variable Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Variable Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life of NY. The following is a list of each variable life insurance product funded through the Variable Account.

RiverSource Succession Select(R) Variable Life Insurance

RiverSource(R) Variable Second-To-Die Life Insurance

RiverSource(R) Variable Universal Life
RiverSource(R) Variable Universal Life III
RiverSource(R) Variable Universal Life IV

RiverSource(R) Variable Universal Life IV - Estate Series




The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds). The Funds are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class
                                     B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class
                                     B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS Mid-Cap Core                    Credit Suisse Trust - Mid-Cap Core Portfolio
CS Sm Cap Core I                   Credit Suisse Trust - Small Cap Core I Portfolio
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class
  2                                  2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional
                                     Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity
                                     Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity
                                     Fund - Institutional Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service
                                     Shares
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service
                                     Shares
Janus Aspen Lg Cap Gro, Serv       Janus Aspen Series Large Cap Growth Portfolio: Service
                                     Shares
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service
                                     Shares
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service
                                     Shares
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
---------------------------------------------------------------------------------------------


 60    RIVERSOURCE OF NEW YORK ACCOUNT 8

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Intl Val VCT, Cl II        Pioneer International Value VCT Portfolio - Class II
                                     Shares(1)
Put VT Hlth Sciences, Cl IB        Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB
                                     Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                         RVST RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RVST RiverSource(R) Variable Portfolio - Cash Management
                                     Fund
RVS VP Core Bond                   RVST RiverSource(R) Variable Portfolio - Core Bond Fund(2)
RVS VP Div Bond                    RVST RiverSource(R) Variable Portfolio - Diversified Bond
                                     Fund(2)
RVS VP Div Eq Inc                  RVST RiverSource(R) Variable Portfolio - Diversified
                                     Equity Income Fund
THDL VP Emer Mkts                  RVST Threadneedle(R) Variable Portfolio - Emerging Markets
                                     Fund
                                     (previously RiverSource(R) Variable
                                     Portfolio - Emerging Markets Fund)
RVS Ptnrs VP Fundamental Val       RVST RiverSource(R) Partners Variable
                                     Portfolio - Fundamental Value Fund
                                     (previously RiverSource(R) Variable
                                     Portfolio - Fundamental Value Fund)
RVS VP Global Bond                 RVST RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec   RVST RiverSource(R) Variable Portfolio - Global Inflation
                                     Protected Securities Fund
RVS VP Gro                         RVST RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond               RVST RiverSource(R) Variable Portfolio - High Yield Bond
                                     Fund
RVS VP Inc Opp                     RVST RiverSource(R) Variable Portfolio - Income
                                     Opportunities Fund
THDL VP Intl Opp                   RVST Threadneedle(R) Variable Portfolio - International
                                     Opportunity Fund
                                     (previously RiverSource(R) Variable
                                     Portfolio - International Opportunity Fund)
RVS VP Lg Cap Eq                   RVST RiverSource(R) Variable Portfolio - Large Cap Equity
                                     Fund
RVS VP Lg Cap Val                  RVST RiverSource(R) Variable Portfolio - Large Cap Value
                                     Fund
RVS VP Mid Cap Gro                 RVST RiverSource(R) Variable Portfolio - Mid Cap Growth
                                     Fund
RVS VP Mid Cap Val                 RVST RiverSource(R) Variable Portfolio - Mid Cap Value
                                     Fund
RVS VP S&P 500                     RVST RiverSource(R) Variable Portfolio - S&P 500 Index
                                     Fund
RVS Ptnrs VP Select Val            RVST RiverSource(R) Partners Variable Portfolio - Select
                                     Value Fund
                                     (previously RiverSource(R) Variable Portfolio - Select
                                     Value Fund)
RVS VP Short Duration              RVST RiverSource(R) Variable Portfolio - Short Duration
                                     U.S. Government Fund
RVS VP Sm Cap Adv                  RVST RiverSource(R) Variable Portfolio - Small Cap
                                     Advantage Fund
RVS Ptnrs VP Sm Cap Val            RVST RiverSource(R) Partners Variable Portfolio - Small
                                     Cap Value Fund
                                     (previously RiverSource(R) Variable Portfolio - Small
                                     Cap Value Fund)
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class
                                     II Shares
VanK UIF Global Real Est, Cl II    Van Kampen UIF Global Real Estate Portfolio, Class II
                                     Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl Sm Cap                 Wanger International Small Cap(3)
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies(4)
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
---------------------------------------------------------------------------------------------




  (1) Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II Shares on Dec. 15, 2006.


  (2) At the close of business on March 7, 2008, RiverSource(R) Variable Portfolio - Core Bond Fund merged into RiverSource(R) Variable Portfolio - Diversified Bond Fund.


  (3) Effective June 1, 2008, the Fund will change its name to Wanger International.


  (4) Effective June 1, 2008, the Fund will change its name to Wanger USA.


The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

Ameriprise Financial Services, Inc., an affiliate of RiverSource Life of NY, serves as distributor of the variable life insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and

                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    61
losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.


Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES

RiverSource Life of NY is taxed as a life insurance company. The Variable Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.


USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by the rider.


Some products may also charge a death benefit guarantee charge.


Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by RiverSource Life of NY for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by RiverSource Life of NY.

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the following RiverSource Variable Series Trust (RVST) (previously RiverSource(R) Variable Portfolio Funds) funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee

 62    RIVERSOURCE OF NEW YORK ACCOUNT 8
at a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                        PERCENTAGE RANGE
--------------------------------------------------------------------------------------------
RVST RiverSource(R) Variable Portfolio - Balanced Fund                      0.530% to 0.350%
RVST RiverSource(R) Variable Portfolio - Cash Management Fund               0.330% to 0.150%
RVST RiverSource(R) Variable Portfolio - Core Bond Fund                     0.480% to 0.290%
RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund              0.480% to 0.290%
RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund     0.600% to 0.375%
RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund             1.100% to 0.900%
RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund    0.730% to 0.600%
RVST RiverSource(R) Variable Portfolio - Global Bond Fund                   0.720% to 0.520%
RVST RiverSource(R) Variable Portfolio - Global Inflation Protected
  Securities Fund                                                           0.440% to 0.250%
RVST RiverSource(R) Variable Portfolio - Growth Fund                        0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - High Yield Bond Fund               0.590% to 0.360%
RVST RiverSource(R) Variable Portfolio - Income Opportunities Fund          0.610% to 0.380%
RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund    0.800% to 0.570%
RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund              0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund               0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                0.700% to 0.475%
RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund                 0.700% to 0.475%
RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund                 0.220% to 0.120%
RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund         0.780% to 0.650%
RVST RiverSource(R) Variable Portfolio - Short Duration U.S. Government
  Fund                                                                      0.480% to 0.250%
RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund           0.790% to 0.665%
RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund      0.970% to 0.870%
--------------------------------------------------------------------------------------------




For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RVST RiverSource(R) Variable Portfolio - Balanced Fund and is 0.12% for the following Funds.



RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund


RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund


RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund


RVST RiverSource(R) Variable Portfolio - Growth Fund


RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund



RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund


RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund


RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund


RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund


RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund


RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund


RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund


The Funds have a Transfer Agency and Servicing agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    63

The following RVST funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:


FUND                                                                        PERCENTAGE RANGE
--------------------------------------------------------------------------------------------
RVST RiverSource(R) Variable Portfolio - Balanced Fund                      0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Cash Management Fund               0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Core Bond Fund                     0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund              0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund     0.060% to 0.030%
RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund             0.080% to 0.050%
RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund    0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Global Bond Fund                   0.080% to 0.050%
RVST RiverSource(R) Variable Portfolio - Global Inflation Protected
  Securities Fund                                                           0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Growth Fund                        0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - High Yield Bond Fund               0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Income Opportunities Fund          0.070% to 0.040%
RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund    0.080% to 0.050%
RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund              0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund               0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund                 0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund                 0.060% to 0.030%
RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund         0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Short Duration U.S. Government
  Fund                                                                      0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund           0.080% to 0.050%
RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund      0.080% to 0.050%
--------------------------------------------------------------------------------------------



The RVST funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY.


In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.


7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2007 were as follows:

SUBACCOUNT                       FUND                                                 PURCHASES
------------------------------------------------------------------------------------------------
                                 AIM V.I. Capital Appreciation Fund, Series I
AIM VI Cap Appr, Ser I           Shares                                               $  416,445
                                 AIM V.I. Capital Appreciation Fund, Series II
AIM VI Cap Appr, Ser II          Shares                                                  275,959
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares      258,605
                                 AIM V.I. Capital Development Fund, Series II
AIM VI Cap Dev, Ser II           Shares                                                  132,689
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares              690,016
AIM VI Dyn, Ser I                AIM V.I. Dynamics Fund, Series I Shares                  52,034
AIM VI Fin Serv, Ser I           AIM V.I. Financial Services Fund, Series I Shares        41,378
                                 AIM V.I. International Growth Fund, Series II
AIM VI Intl Gro, Ser II          Shares                                                  321,209
AIM VI Tech, Ser I               AIM V.I. Technology Fund, Series I Shares               103,033
                                 AllianceBernstein VPS Growth and Income Portfolio
AB VPS Gro & Inc, Cl B           (Class B)                                               647,874
                                 AllianceBernstein VPS International Value
AB VPS Intl Val, Cl B            Portfolio (Class B)                                   1,512,082
                                 AllianceBernstein VPS Large Cap Growth Portfolio
AB VPS Lg Cap Gro, Cl B          (Class B)                                                26,838
AC VP Intl, Cl I                 American Century VP International, Class I              331,224
AC VP Intl, Cl II                American Century VP International, Class II             162,566
AC VP Val, Cl I                  American Century VP Value, Class I                    1,705,436
AC VP Val, Cl II                 American Century VP Value, Class II                     647,526
                                 Calvert Variable Series, Inc. Social Balanced
Calvert VS Social Bal            Portfolio                                               141,422
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B      102,242
                                 Credit Suisse Trust - Commodity Return Strategy
CS Commodity Return              Portfolio                                                17,211
CS Mid-Cap Core                  Credit Suisse Trust - Mid-Cap Core Portfolio             36,496
CS Sm Cap Core I                 Credit Suisse Trust - Small Cap Core I Portfolio         35,731
EV VT Floating-Rate Inc          Eaton Vance VT Floating-Rate Income Fund                242,121
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2       119,908
                                 Fidelity(R) VIP Contrafund(R) Portfolio Service
Fid VIP Contrafund, Serv Cl 2    Class 2                                               1,468,470
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl       Class                                                 1,166,711
------------------------------------------------------------------------------------------------


 64    RIVERSOURCE OF NEW YORK ACCOUNT 8

SUBACCOUNT                       FUND                                                 PURCHASES
------------------------------------------------------------------------------------------------
Fid VIP Gro & Inc, Serv Cl 2     Fidelity(R) VIP Growth & Income
                                 Portfolio Service Class 2                              $642,795
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class       2,064,719
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2     1,456,208
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class      1,134,883
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2      534,589
FTVIPT Frank Global Real Est,    FTVIPT Franklin Global Real Estate Securities
  Cl 2                           Fund - Class 2                                        1,169,759
                                 FTVIPT Franklin Small Cap Value Securities
FTVIPT Frank Sm Cap Val, Cl 2    Fund - Class 2                                          940,039
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2          848,933
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2      703,220
                                 Goldman Sachs VIT Mid Cap Value
GS VIT Mid Cap Val, Inst         Fund - Institutional Shares                           3,089,168
                                 Goldman Sachs VIT Structured Small Cap Equity
GS VIT Structd Sm Cap Eq, Inst   Fund - Institutional Shares                             337,697
                                 Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst     Fund - Institutional Shares                           1,032,668
                                 Janus Aspen Series Global Technology Portfolio:
Janus Aspen Global Tech, Serv    Service Shares                                          412,803
                                 Janus Aspen Series International Growth Portfolio:
Janus Aspen Intl Gro, Serv       Service Shares                                        2,382,571
                                 Janus Aspen Series Large Cap Growth Portfolio:
Janus Aspen Lg Cap Gro, Serv     Service Shares                                          785,470
                                 Janus Aspen Series Mid Cap Growth Portfolio:
Janus Aspen Mid Cap Gro, Serv    Service Shares                                          179,575
                                 Lazard Retirement International Equity
Lazard Retire Intl Eq, Serv      Portfolio - Service Shares                              940,376
                                 MFS(R) Investors Growth Stock Series - Service
MFS Inv Gro Stock, Serv Cl       Class                                                   432,498
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class             292,346
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                 305,425
                                 Oppenheimer Global Securities Fund/VA, Service
Oppen Global Sec VA, Serv        Shares                                                   85,386
                                 Oppenheimer Main Street Small Cap Fund/VA, Service
Oppen Main St Sm Cap VA, Serv    Shares                                                  138,770
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares    1,231,119
PIMCO VIT All Asset, Advisor Cl  PIMCO VIT All Asset Portfolio, Advisor Share Class      693,980
                                 Pioneer Equity Income VCT Portfolio - Class II
Pioneer Eq Inc VCT, Cl II        Shares                                                  270,864
                                 Pioneer International Value VCT Portfolio - Class
Pioneer Intl Val VCT, Cl II      II Shares                                                26,144
Put VT Hlth Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares         53,434
Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares             378,706
                                 Putnam VT International Equity Fund - Class IB
Put VT Intl Eq, Cl IB            Shares                                                  128,110
                                 Putnam VT International New Opportunities
Put VT Intl New Opp, Cl IB       Fund - Class IB Shares                                  157,493
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares      353,760
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                   39,149
                                 RVST RiverSource(R) Variable Portfolio - Balanced
RVS VP Bal                       Fund                                                  2,329,420
                                 RVST RiverSource(R) Variable Portfolio - Cash
RVS VP Cash Mgmt                 Management Fund                                       4,874,309
                                 RVST RiverSource(R) Variable Portfolio - Core Bond
RVS VP Core Bond                 Fund                                                     40,345
                                 RVST RiverSource(R) Variable
RVS VP Div Bond                  Portfolio - Diversified Bond Fund                     4,235,711
                                 RVST RiverSource(R) Variable
RVS VP Div Eq Inc                Portfolio - Diversified Equity Income Fund            5,193,701
                                 RVST Threadneedle(R) Variable Portfolio - Emerging
THDL VP Emer Mkts                Markets Fund                                          1,110,954
                                 RVST RiverSource(R) Partners Variable
RVS Ptnrs VP Fundamental Val     Portfolio - Fundamental Value Fund                      554,199
                                 RVST RiverSource(R) Variable Portfolio - Global
RVS VP Global Bond               Bond Fund                                             1,409,831
RVS VP Global Inflation Prot     RVST RiverSource(R) Variable Portfolio - Global
  Sec                            Inflation Protected Securities Fund                     442,095
                                 RVST RiverSource(R) Variable Portfolio - Growth
RVS VP Gro                       Fund                                                  1,485,660
                                 RVST RiverSource(R) Variable Portfolio - High
RVS VP Hi Yield Bond             Yield Bond Fund                                       1,358,305
                                 RVST RiverSource(R) Variable Portfolio - Income
RVS VP Inc Opp                   Opportunities Fund                                      406,973
                                 RVST Threadneedle(R) Variable
THDL VP Intl Opp                 Portfolio - International Opportunity Fund              661,316
                                 RVST RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Eq                 Equity Fund                                           1,443,797
                                 RVST RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Val                Value Fund                                               20,156
                                 RVST RiverSource(R) Variable Portfolio - Mid Cap
RVS VP Mid Cap Gro               Growth Fund                                             234,302
                                 RVST RiverSource(R) Variable Portfolio - Mid Cap
RVS VP Mid Cap Val               Value Fund                                              239,442
                                 RVST RiverSource(R) Variable Portfolio - S&P 500
RVS VP S&P 500                   Index Fund                                            1,302,008
                                 RVST RiverSource(R) Partners Variable
RVS Ptnrs VP Select Val          Portfolio - Select Value Fund                             9,053
                                 RVST RiverSource(R) Variable Portfolio - Short
RVS VP Short Duration            Duration U.S. Government Fund                           834,491
                                 RVST RiverSource(R) Variable Portfolio - Small Cap
RVS VP Sm Cap Adv                Advantage Fund                                          301,360
                                 RVST RiverSource(R) Partners Variable
RVS Ptnrs VP Sm Cap Val          Portfolio - Small Cap Value Fund                        738,758
                                 Royce Capital Fund - Micro-Cap Portfolio,
Royce Micro-Cap, Invest Cl       Investment Class                                      1,358,015
Third Ave Val                    Third Avenue Value Portfolio                          1,312,796
                                 Van Kampen Life Investment Trust Comstock
VanK LIT Comstock, Cl II         Portfolio, Class II Shares                              480,586
                                 Van Kampen UIF Global Real Estate Portfolio, Class
VanK UIF Global Real Est, Cl II  II Shares                                               146,587
                                 Van Kampen UIF Mid Cap Growth Portfolio, Class II
VanK UIF Mid Cap Gro, Cl II      Shares                                                   86,384
Wanger Intl Sm Cap               Wanger International Small Cap                        2,193,507
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                         1,429,918
WF Adv VT Asset Alloc            Wells Fargo Advantage VT Asset Allocation Fund          124,621
WF Adv VT Intl Core              Wells Fargo Advantage VT International Core Fund         52,962
WF Adv VT Opp                    Wells Fargo Advantage VT Opportunity Fund                52,774
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund          306,340
------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    65

8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.

                                                   AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                  CAP APPR,     CAP APPR,     CAP DEV,      CAP DEV,      CORE EQ,
                                                    SER I       SER II(4)       SER I       SER II(4)       SER I
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $ 0.65        $ 1.12        $ 0.96        $ 1.15        $  1.40
At Dec. 31, 2004                                   $ 0.69        $ 1.18        $ 1.10        $ 1.31        $  1.52
At Dec. 31, 2005                                   $ 0.74        $ 1.27        $ 1.19        $ 1.42        $  1.58
At Dec. 31, 2006                                   $ 0.78        $ 1.34        $ 1.38        $ 1.63        $  1.83
At Dec. 31, 2007                                   $ 0.87        $ 1.48        $ 1.51        $ 1.79        $  1.96
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                      348             2           361             2         14,863
At Dec. 31, 2004                                      676            59           510            29         13,677
At Dec. 31, 2005                                      902           242           553            61         12,206
At Dec. 31, 2006                                    1,077           363           598           115         10,839
At Dec. 31, 2007                                    1,254           441           639           149          9,894
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                   $  227        $    3        $  346        $    2        $20,866
At Dec. 31, 2004                                   $  466        $   70        $  559        $   38        $20,735
At Dec. 31, 2005                                   $  672        $  308        $  659        $   86        $19,315
At Dec. 31, 2006                                   $  845        $  485        $  823        $  187        $19,836
At Dec. 31, 2007                                   $1,092        $  652        $  966        $  267        $19,400
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                       --            --            --            --           1.04%
For the year ended Dec. 31, 2004                       --            --            --            --           0.97%
For the year ended Dec. 31, 2005                     0.07%           --            --            --           1.47%
For the year ended Dec. 31, 2006                     0.06%           --            --            --           0.55%
For the year ended Dec. 31, 2007                       --            --            --            --           1.09%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                     0.90%         0.90%         0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                     0.90%         0.90%         0.90%         0.90%          0.90%
For the year ended Dec. 31, 2005                     0.90%         0.90%         0.90%         0.90%          0.90%
For the year ended Dec. 31, 2006                     0.90%         0.90%         0.90%         0.90%          0.90%
For the year ended Dec. 31, 2007                     0.90%         0.90%         0.90%         0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                    27.45%        12.00%        35.21%        15.00%         22.81%
For the year ended Dec. 31, 2004                     5.67%         5.38%        14.46%        14.24%          7.99%
For the year ended Dec. 31, 2005                     7.86%         7.61%         8.63%         8.29%          4.37%
For the year ended Dec. 31, 2006                     5.35%         5.11%        15.48%        15.22%         15.66%
For the year ended Dec. 31, 2007                    11.00%        10.73%         9.85%         9.55%          7.14%
--------------------------------------------------------------------------------------------------------------------





 66    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                   AIM VI        AIM VI        AIM VI        AIM VI        AB VPS
                                                    DYN,       FIN SERV,     INTL GRO,       TECH,       GRO & INC,
                                                  SER I(4)      SER I(4)      SER II(8)     SER I(4)       CL B(4)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $ 1.15        $  1.11           --        $ 1.18        $ 1.12
At Dec. 31, 2004                                   $ 1.29        $  1.20           --        $ 1.22        $ 1.23
At Dec. 31, 2005                                   $ 1.41        $  1.26           --        $ 1.23        $ 1.28
At Dec. 31, 2006                                   $ 1.63        $  1.45           --        $ 1.35        $ 1.48
At Dec. 31, 2007                                   $ 1.81        $  1.12        $1.04        $ 1.44        $ 1.54
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                       --              1           --             6            17
At Dec. 31, 2004                                       21              3           --            19           208
At Dec. 31, 2005                                       26              6           --            27           535
At Dec. 31, 2006                                       34             17           --            54           833
At Dec. 31, 2007                                       52             28          310            59         1,066
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                       --        $     1           --        $    7        $   19
At Dec. 31, 2004                                   $   27        $     3           --        $   23        $  256
At Dec. 31, 2005                                   $   36        $     8           --        $   34        $  683
At Dec. 31, 2006                                   $   55        $    25           --        $   73        $1,235
At Dec. 31, 2007                                   $   95        $    31        $ 321        $   86        $1,642
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                       --           3.12%          --            --            --
For the year ended Dec. 31, 2004                       --           1.12%          --            --          0.48%
For the year ended Dec. 31, 2005                       --           1.63%          --            --          1.18%
For the year ended Dec. 31, 2006                       --           2.61%          --            --          1.17%
For the year ended Dec. 31, 2007                       --           1.85%        1.20%           --          1.21%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                     0.90%          0.90%          --          0.90%         0.90%
For the year ended Dec. 31, 2004                     0.90%          0.90%          --          0.90%         0.90%
For the year ended Dec. 31, 2005                     0.90%          0.90%          --          0.90%         0.90%
For the year ended Dec. 31, 2006                     0.90%          0.90%          --          0.90%         0.90%
For the year ended Dec. 31, 2007                     0.90%          0.90%        0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                    15.00%         11.00%          --         18.00%        12.00%
For the year ended Dec. 31, 2004                    12.32%          7.70%          --          3.70%        10.22%
For the year ended Dec. 31, 2005                     9.73%          4.96%          --          1.26%         3.66%
For the year ended Dec. 31, 2006                    15.08%         15.40%          --          9.49%        15.94%
For the year ended Dec. 31, 2007                    11.18%        (22.92%)       3.35%         6.73%         3.92%
--------------------------------------------------------------------------------------------------------------------






                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    67

                                                   AB VPS        AB VPS         AC VP        AC VP          AC VP
                                                  INTL VAL,   LG CAP GRO,      INTL,         INTL,          VAL,
                                                   CL B(4)       CL B(8)        CL I        CL II(4)        CL I
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $ 1.17            --        $ 0.69        $ 1.14        $ 1.33
At Dec. 31, 2004                                   $ 1.44            --        $ 0.78        $ 1.29        $ 1.51
At Dec. 31, 2005                                   $ 1.67            --        $ 0.88        $ 1.45        $ 1.57
At Dec. 31, 2006                                   $ 2.23            --        $ 1.09        $ 1.79        $ 1.84
At Dec. 31, 2007                                   $ 2.34         $1.06        $ 1.27        $ 2.10        $ 1.73
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                        2            --         1,508             8         3,179
At Dec. 31, 2004                                      172            --         1,867            54         3,733
At Dec. 31, 2005                                      566            --         2,223           130         4,357
At Dec. 31, 2006                                    1,009            --         2,347           231         4,503
At Dec. 31, 2007                                    1,531            25         2,304           268         4,434
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                   $    2            --        $1,035        $    9        $4,224
At Dec. 31, 2004                                   $  249            --        $1,460        $   70        $5,618
At Dec. 31, 2005                                   $  943            --        $1,951        $  189        $6,827
At Dec. 31, 2006                                   $2,253            --        $2,551        $  415        $8,297
At Dec. 31, 2007                                   $3,576         $  27        $2,930        $  563        $7,681
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                       --            --          0.64%           --          1.01%
For the year ended Dec. 31, 2004                     0.27%           --          0.50%         0.17%         0.94%
For the year ended Dec. 31, 2005                     0.45%           --          1.10%         0.72%         0.82%
For the year ended Dec. 31, 2006                     1.21%           --          1.52%         1.19%         1.34%
For the year ended Dec. 31, 2007                     1.00%           --          0.66%         0.51%         1.57%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                     0.90%           --          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2004                     0.90%           --          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                     0.90%           --          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                     0.90%           --          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                     0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                    17.00%           --         23.21%        14.00%        27.88%
For the year ended Dec. 31, 2004                    23.77%           --         13.89%        13.74%        13.31%
For the year ended Dec. 31, 2005                    15.48%           --         12.24%        12.10%         4.09%
For the year ended Dec. 31, 2006                    33.91%           --         23.91%        23.63%        17.59%
For the year ended Dec. 31, 2007                     4.63%         6.50%        16.99%        16.86%        (5.99%)
--------------------------------------------------------------------------------------------------------------------






 68    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                   AC VP                       COL HI     CS COMMODITY
                                                    VAL,       CALVERT VS    YIELD, VS                   CS MID-CAP
                                                  CL II(4)     SOCIAL BAL      CL B(6)      RETURN(8)       CORE
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $ 1.14        $ 0.88            --            --        $ 0.79
At Dec. 31, 2004                                   $ 1.29        $ 0.95            --            --        $ 0.89
At Dec. 31, 2005                                   $ 1.34        $ 0.99            --            --        $ 0.94
At Dec. 31, 2006                                   $ 1.57        $ 1.07         $1.07            --        $ 0.95
At Dec. 31, 2007                                   $ 1.47        $ 1.09         $1.08        $ 1.12        $ 1.05
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                       11           312            --            --           262
At Dec. 31, 2004                                      220           512            --            --           406
At Dec. 31, 2005                                      775           730            --            --           381
At Dec. 31, 2006                                      903           640            26            --           308
At Dec. 31, 2007                                      951           606           104            16           277
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                   $   13        $  276            --            --        $  208
At Dec. 31, 2004                                   $  284        $  485            --            --        $  361
At Dec. 31, 2005                                   $1,037        $  724            --            --        $  359
At Dec. 31, 2006                                   $1,419        $  684         $  28            --        $  293
At Dec. 31, 2007                                   $1,402        $  660         $ 112        $   18        $  292
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                       --          2.74%           --            --            --
For the year ended Dec. 31, 2004                     0.31%         2.02%           --            --            --
For the year ended Dec. 31, 2005                     0.60%         1.77%           --            --            --
For the year ended Dec. 31, 2006                     1.35%         2.45%         3.34%           --            --
For the year ended Dec. 31, 2007                     1.33%         2.33%         5.45%         9.07%           --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                     0.90%         0.90%           --            --          0.90%
For the year ended Dec. 31, 2004                     0.90%         0.90%           --            --          0.90%
For the year ended Dec. 31, 2005                     0.90%         0.90%           --            --          0.90%
For the year ended Dec. 31, 2006                     0.90%         0.90%         0.90%           --          0.90%
For the year ended Dec. 31, 2007                     0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                    14.00%        17.33%           --            --         41.07%
For the year ended Dec. 31, 2004                    13.15%         7.29%           --            --         12.11%
For the year ended Dec. 31, 2005                     3.92%         4.71%           --            --          6.02%
For the year ended Dec. 31, 2006                    17.40%         7.80%         7.11%           --          0.98%
For the year ended Dec. 31, 2007                    (6.16%)        1.83%         0.78%        10.67%        10.68%
--------------------------------------------------------------------------------------------------------------------






                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    69

                                                                 EV VT          EG VA
                                                                FLOATING-   FUNDAMENTAL     FID VIP       FID VIP
                                                 CS SM CAP        RATE       LG CAP, CL   CONTRAFUND,    GRO & INC,
                                                   CORE I        INC(8)         2(5)      SERV CL 2(8)     SERV CL
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $ 0.61            --        $ 1.12            --        $ 0.90
At Dec. 31, 2004                                   $ 0.67            --        $ 1.21            --        $ 0.95
At Dec. 31, 2005                                   $ 0.65            --        $ 1.30            --        $ 1.01
At Dec. 31, 2006                                   $ 0.67            --        $ 1.45            --        $ 1.13
At Dec. 31, 2007                                   $ 0.66        $ 0.98        $ 1.55        $ 1.08        $ 1.25
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                      564            --             1            --         5,424
At Dec. 31, 2004                                      784            --            25            --         6,923
At Dec. 31, 2005                                      813            --            69            --         7,705
At Dec. 31, 2006                                      735            --           136            --         7,707
At Dec. 31, 2007                                      641           240           155         1,117         7,297
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                   $  344            --        $    2            --        $4,893
At Dec. 31, 2004                                   $  524            --        $   31            --        $6,546
At Dec. 31, 2005                                   $  525            --        $   89            --        $7,764
At Dec. 31, 2006                                   $  492            --        $  197            --        $8,698
At Dec. 31, 2007                                   $  422        $  236        $  241        $1,209        $9,142
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                       --            --          1.89%           --          0.80%
For the year ended Dec. 31, 2004                       --            --          2.47%           --          0.72%
For the year ended Dec. 31, 2005                       --            --          1.03%           --          1.35%
For the year ended Dec. 31, 2006                       --            --          1.34%           --          0.79%
For the year ended Dec. 31, 2007                       --          6.32%         0.88%         2.76%         1.68%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                     0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2004                     0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2005                     0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2006                     0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2007                     0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                    48.78%           --          4.67%           --         21.62%
For the year ended Dec. 31, 2004                     9.88%           --          7.95%           --          4.81%
For the year ended Dec. 31, 2005                    (3.55%)          --          7.77%           --          6.57%
For the year ended Dec. 31, 2006                     3.83%           --         11.39%           --         12.00%
For the year ended Dec. 31, 2007                    (1.73%)       (1.83%)        7.04%         8.02%        10.99%
--------------------------------------------------------------------------------------------------------------------






 70    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                  FID VIP       FID VIP       FID VIP       FID VIP       FID VIP
                                                 GRO & INC,     MID CAP,      MID CAP,     OVERSEAS,      OVERSEAS,
                                                SERV CL 2(4)     SERV CL    SERV CL 2(4)     SERV CL    SERV CL 2(4)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $ 1.07        $  1.22       $ 1.18        $ 0.84        $ 1.21
At Dec. 31, 2004                                   $ 1.12        $  1.50       $ 1.46        $ 0.95        $ 1.36
At Dec. 31, 2005                                   $ 1.19        $  1.76       $ 1.71        $ 1.12        $ 1.60
At Dec. 31, 2006                                   $ 1.33        $  1.96       $ 1.90        $ 1.31        $ 1.87
At Dec. 31, 2007                                   $ 1.48        $  2.25       $ 2.18        $ 1.52        $ 2.17
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                       48          4,845           82         1,119            15
At Dec. 31, 2004                                      412          5,928          528         1,871           168
At Dec. 31, 2005                                      875          6,656        1,102         2,223           292
At Dec. 31, 2006                                    1,190          7,031        1,705         2,610           478
At Dec. 31, 2007                                    1,363          6,598        2,089         2,869           542
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                   $   52        $ 5,887       $   97        $  943        $   18
At Dec. 31, 2004                                   $  461        $ 8,907       $  772        $1,774        $  228
At Dec. 31, 2005                                   $1,042        $11,716       $1,883        $2,484        $  467
At Dec. 31, 2006                                   $1,586        $13,811       $3,247        $3,410        $  892
At Dec. 31, 2007                                   $2,013        $14,834       $4,548        $4,355        $1,175
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                       --           0.26%          --          0.52%           --
For the year ended Dec. 31, 2004                     0.33%            --           --          0.87%         0.42%
For the year ended Dec. 31, 2005                     0.96%          1.52%        1.15%         0.53%         0.39%
For the year ended Dec. 31, 2006                     0.60%          0.25%        0.15%         0.72%         0.57%
For the year ended Dec. 31, 2007                     1.32%          0.71%        0.48%         3.16%         2.72%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                     0.90%          0.90%        0.90%         0.90%         0.90%
For the year ended Dec. 31, 2004                     0.90%          0.90%        0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                     0.90%          0.90%        0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                     0.90%          0.90%        0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                     0.90%          0.90%        0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                     7.00%         37.08%       18.00%        42.37%        21.00%
For the year ended Dec. 31, 2004                     4.58%         23.65%       23.54%        12.46%        12.29%
For the year ended Dec. 31, 2005                     6.44%         17.15%       16.96%        17.91%        17.72%
For the year ended Dec. 31, 2006                    11.85%         11.58%       11.40%        16.89%        16.72%
For the year ended Dec. 31, 2007                    10.85%         14.45%       14.30%        16.15%        16.00%
--------------------------------------------------------------------------------------------------------------------






                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    71

                                                   FTVIPT
                                                FRANK GLOBAL     FTVIPT        FTVIPT
                                                              FRANK SM CAP     MUTUAL        FTVIPT        GS VIT
                                                REAL EST, CL                   SHARES       TEMP FOR    MID CAP VAL,
                                                      2         VAL, CL 2   SEC, CL 2(4)    SEC, CL 2       INST
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $  1.57       $ 1.43        $ 1.12        $ 0.90        $  1.43
At Dec. 31, 2004                                   $  2.06       $ 1.76        $ 1.25        $ 1.06        $  1.79
At Dec. 31, 2005                                   $  2.31       $ 1.90        $ 1.36        $ 1.16        $  2.00
At Dec. 31, 2006                                   $  2.76       $ 2.20        $ 1.60        $ 1.40        $  2.30
At Dec. 31, 2007                                   $  2.17       $ 2.13        $ 1.64        $ 1.60        $  2.36
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                     1,305          529            13         1,870          2,169
At Dec. 31, 2004                                     1,727          791            88         2,266          2,817
At Dec. 31, 2005                                     2,155        1,369           255         2,781          3,989
At Dec. 31, 2006                                     2,353        1,584           527         2,805          4,422
At Dec. 31, 2007                                     2,195        1,622           901         2,778          4,623
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                   $ 2,053       $  759        $   15        $1,692        $ 3,110
At Dec. 31, 2004                                   $ 3,549       $1,391        $  110        $2,409        $ 5,039
At Dec. 31, 2005                                   $ 4,982       $2,596        $  348        $3,227        $ 7,978
At Dec. 31, 2006                                   $ 6,502       $3,481        $  844        $3,918        $10,183
At Dec. 31, 2007                                   $ 4,756       $3,449        $1,479        $4,440        $10,889
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                      2.48%        0.21%           --          1.70%          1.08%
For the year ended Dec. 31, 2004                      1.76%        0.17%         0.61%         1.07%          0.68%
For the year ended Dec. 31, 2005                      1.36%        0.75%         0.81%         1.15%          0.66%
For the year ended Dec. 31, 2006                      1.98%        0.62%         1.28%         1.22%          1.03%
For the year ended Dec. 31, 2007                      2.41%        0.66%         1.46%         1.98%          0.78%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                      0.90%        0.90%         0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                      0.90%        0.90%         0.90%         0.90%          0.90%
For the year ended Dec. 31, 2005                      0.90%        0.90%         0.90%         0.90%          0.90%
For the year ended Dec. 31, 2006                      0.90%        0.90%         0.90%         0.90%          0.90%
For the year ended Dec. 31, 2007                      0.90%        0.90%         0.90%         0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                     34.19%       30.00%        12.00%        30.43%         26.55%
For the year ended Dec. 31, 2004                     30.62%       22.64%        11.62%        17.47%         24.76%
For the year ended Dec. 31, 2005                     12.46%        7.80%         9.57%         9.18%         11.82%
For the year ended Dec. 31, 2006                     19.51%       15.93%        17.32%        20.36%         15.13%
For the year ended Dec. 31, 2007                    (21.58%)      (3.26%)        2.55%        14.42%          2.27%
--------------------------------------------------------------------------------------------------------------------






 72    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                   GS VIT        GS VIT        JANUS                       JANUS
                                                 STRUCTD SM   STRUCTD U.S.  ASPEN GLOBAL     JANUS      ASPEN LG CAP
                                                     CAP                                   ASPEN INTL
                                                  EQ, INST      EQ, INST     TECH, SERV     GRO, SERV   GRO, SERV(8)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $  1.25       $ 0.82        $ 0.45        $ 0.70            --
At Dec. 31, 2004                                   $  1.44       $ 0.94        $ 0.45        $ 0.82            --
At Dec. 31, 2005                                   $  1.51       $ 0.99        $ 0.49        $ 1.07            --
At Dec. 31, 2006                                   $  1.68       $ 1.11        $ 0.53        $ 1.56            --
At Dec. 31, 2007                                   $  1.39       $ 1.08        $ 0.63        $ 1.98         $1.04
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                       393          675           472         2,027            --
At Dec. 31, 2004                                       462        1,362           638         2,058            --
At Dec. 31, 2005                                       443        3,244           828         2,282            --
At Dec. 31, 2006                                       531        4,106         1,155         3,208            --
At Dec. 31, 2007                                       537        3,964         1,646         4,242           769
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                   $   491       $  556        $  211        $1,416            --
At Dec. 31, 2004                                   $   665       $1,279        $  284        $1,691            --
At Dec. 31, 2005                                   $   671       $3,214        $  408        $2,452            --
At Dec. 31, 2006                                   $   894       $4,552        $  608        $5,009            --
At Dec. 31, 2007                                   $   748       $4,284        $1,045        $8,404         $ 799
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                      0.25%        0.88%           --          1.00%           --
For the year ended Dec. 31, 2004                      0.21%        1.56%           --          0.87%           --
For the year ended Dec. 31, 2005                      0.25%        1.06%           --          1.10%           --
For the year ended Dec. 31, 2006                      0.72%        1.19%           --          1.94%           --
For the year ended Dec. 31, 2007                      0.36%        1.01%         0.38%         0.46%         1.05%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                      0.90%        0.90%         0.90%         0.90%           --
For the year ended Dec. 31, 2004                      0.90%        0.90%         0.90%         0.90%           --
For the year ended Dec. 31, 2005                      0.90%        0.90%         0.90%         0.90%           --
For the year ended Dec. 31, 2006                      0.90%        0.90%         0.90%         0.90%           --
For the year ended Dec. 31, 2007                      0.90%        0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                     45.35%       28.13%        45.16%        34.62%           --
For the year ended Dec. 31, 2004                     15.28%       13.91%        (0.34%)       17.62%           --
For the year ended Dec. 31, 2005                      5.12%        5.56%        10.55%        30.76%           --
For the year ended Dec. 31, 2006                     11.27%       11.88%         6.86%        45.32%           --
For the year ended Dec. 31, 2007                    (17.24%)      (2.51%)       20.60%        26.86%         3.81%
--------------------------------------------------------------------------------------------------------------------






                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    73

                                                                 LAZARD         MFS
                                                JANUS ASPEN      RETIRE        INV GRO        MFS           MFS
                                                  MID CAP       INTL EQ,       STOCK,       NEW DIS,     UTILITIES,
                                                  GRO, SERV       SERV         SERV CL       SERV CL     SERV CL(4)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $ 0.49        $ 0.84        $ 0.62        $ 0.82        $ 1.14
At Dec. 31, 2004                                   $ 0.58        $ 0.96        $ 0.67        $ 0.86        $ 1.47
At Dec. 31, 2005                                   $ 0.64        $ 1.05        $ 0.69        $ 0.90        $ 1.70
At Dec. 31, 2006                                   $ 0.72        $ 1.28        $ 0.73        $ 1.01        $ 2.21
At Dec. 31, 2007                                   $ 0.87        $ 1.40        $ 0.81        $ 1.02        $ 2.79
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                      708         1,077         1,865         1,751             1
At Dec. 31, 2004                                      745         1,671         2,093         1,893            29
At Dec. 31, 2005                                      786         2,006         2,562         1,711           139
At Dec. 31, 2006                                      707         2,258         2,585         1,521           227
At Dec. 31, 2007                                      811         2,139         2,642         1,358           286
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                   $  344        $  908        $1,153        $1,436        $    1
At Dec. 31, 2004                                   $  432        $1,605        $1,397        $1,635        $   43
At Dec. 31, 2005                                   $  506        $2,113        $1,767        $1,537        $  236
At Dec. 31, 2006                                   $  511        $2,889        $1,895        $1,530        $  500
At Dec. 31, 2007                                   $  707        $3,004        $2,132        $1,384        $  796
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                       --          0.34%           --            --            --
For the year ended Dec. 31, 2004                       --          0.54%           --            --          0.45%
For the year ended Dec. 31, 2005                       --          1.02%         0.13%           --          0.36%
For the year ended Dec. 31, 2006                       --          1.04%           --            --          1.70%
For the year ended Dec. 31, 2007                     0.07%         2.47%         0.08%           --          0.77%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                     0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2004                     0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                     0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                     0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                     0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                    36.11%        27.27%        21.57%        32.26%        14.00%
For the year ended Dec. 31, 2004                    19.40%        13.95%         8.01%         5.26%        28.68%
For the year ended Dec. 31, 2005                    11.03%         9.66%         3.30%         4.09%        15.53%
For the year ended Dec. 31, 2006                    12.29%        21.43%         6.34%        11.92%        29.79%
For the year ended Dec. 31, 2007                    20.64%         9.79%        10.02%         1.33%        26.41%
--------------------------------------------------------------------------------------------------------------------






 74    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                             OPPEN GLOBAL   OPPEN MAIN       OPPEN       PIMCO VIT
                                                                ST         STRATEGIC    ALL ASSET,    PIONEER EQ
                                               SEC VA,      SM CAP VA,     BOND VA,       ADVISOR      INC VCT,
                                                SERV(6)       SERV(6)       SERV(6)        CL(8)       CL II(4)
                                             --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                    --            --            --            --        $ 1.11
At Dec. 31, 2004                                    --            --            --            --        $ 1.28
At Dec. 31, 2005                                    --            --            --            --        $ 1.33
At Dec. 31, 2006                                 $1.07        $ 1.00        $ 1.04            --        $ 1.61
At Dec. 31, 2007                                 $1.12        $ 0.98        $ 1.13        $ 1.05        $ 1.61
-----------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                    --            --            --            --             6
At Dec. 31, 2004                                    --            --            --            --            73
At Dec. 31, 2005                                    --            --            --            --           129
At Dec. 31, 2006                                    30            25            56            --           404
At Dec. 31, 2007                                   101           134         1,171           647           464
-----------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                    --            --            --            --        $    6
At Dec. 31, 2004                                    --            --            --            --        $   93
At Dec. 31, 2005                                    --            --            --            --        $  173
At Dec. 31, 2006                                 $  32        $   25        $   58            --        $  653
At Dec. 31, 2007                                 $ 113        $  131        $1,325        $  681        $  747
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                    --            --            --            --          2.31%
For the year ended Dec. 31, 2004                    --            --            --            --          2.70%
For the year ended Dec. 31, 2005                    --            --            --            --          2.28%
For the year ended Dec. 31, 2006                    --            --            --            --          2.89%
For the year ended Dec. 31, 2007                  0.66%         0.07%         1.01%        16.79%         2.32%
-----------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                    --            --            --            --          0.90%
For the year ended Dec. 31, 2004                    --            --            --            --          0.90%
For the year ended Dec. 31, 2005                    --            --            --            --          0.90%
For the year ended Dec. 31, 2006                  0.90%         0.90%         0.90%           --          0.90%
For the year ended Dec. 31, 2007                  0.90%         0.90%         0.90%         0.90%         0.90%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                    --            --            --            --         11.00%
For the year ended Dec. 31, 2004                    --            --            --            --         15.00%
For the year ended Dec. 31, 2005                    --            --            --            --          4.58%
For the year ended Dec. 31, 2006                  6.62%         0.14%         4.28%           --         21.03%
For the year ended Dec. 31, 2007                  5.13%        (2.28%)        8.56%         4.96%        (0.36%)
-----------------------------------------------------------------------------------------------------------------






                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    75

                                                PIONEER INTL     PUT VT                                    PUT VT
                                                                  HLTH         PUT VT        PUT VT       INTL NEW
                                                  VAL VCT,     SCIENCES,     HI YIELD,      INTL EQ,        OPP,
                                                  CL II(7)      CL IB(4)        CL IB       CL IB(4)        CL IB
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                       --        $ 1.08        $ 1.24        $ 1.16        $ 0.74
At Dec. 31, 2004                                       --        $ 1.15        $ 1.36        $ 1.34        $ 0.83
At Dec. 31, 2005                                       --        $ 1.29        $ 1.39        $ 1.49        $ 0.98
At Dec. 31, 2006                                   $ 1.01        $ 1.31        $ 1.52        $ 1.88        $ 1.22
At Dec. 31, 2007                                   $ 1.13        $ 1.29        $ 1.55        $ 2.02        $ 1.37
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                       --             3           427            30           775
At Dec. 31, 2004                                       --             7           556            46           857
At Dec. 31, 2005                                       --            28           626            71           891
At Dec. 31, 2006                                      220            49           715            88           853
At Dec. 31, 2007                                      231            68           764           117           841
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                       --        $    3        $  530        $   35        $  573
At Dec. 31, 2004                                       --        $    8        $  757        $   61        $  713
At Dec. 31, 2005                                       --        $   36        $  871        $  106        $  869
At Dec. 31, 2006                                   $  222        $   64        $1,088        $  165        $1,040
At Dec. 31, 2007                                   $  261        $   88        $1,186        $  237        $1,150
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                       --            --          7.87%           --          0.27%
For the year ended Dec. 31, 2004                       --          0.14%         7.44%         1.39%         0.94%
For the year ended Dec. 31, 2005                       --          0.03%         7.95%         1.23%         0.65%
For the year ended Dec. 31, 2006                       --          0.25%         7.13%         0.56%         1.28%
For the year ended Dec. 31, 2007                     0.33%         0.76%         7.62%         2.52%         0.82%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                       --          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2004                       --          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                       --          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                     0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                     0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                       --          8.00%        25.25%        16.00%        32.14%
For the year ended Dec. 31, 2004                       --          6.16%         9.55%        15.15%        12.33%
For the year ended Dec. 31, 2005                       --         12.19%         2.17%        11.19%        17.31%
For the year ended Dec. 31, 2006                     0.69%         1.87%         9.53%        26.58%        25.00%
For the year ended Dec. 31, 2007                    12.22%        (1.50%)        1.87%         7.39%        12.19%
--------------------------------------------------------------------------------------------------------------------






 76    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                   PUT VT        PUT VT
                                                  NEW OPP,       VISTA,        RVS VP        RVS VP        RVS VP
                                                    CL IA         CL IB          BAL        CASH MGMT   CORE BOND(6)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $  1.14       $ 0.55        $  0.85       $ 1.02            --
At Dec. 31, 2004                                   $  1.25       $ 0.64        $  0.92       $ 1.02            --
At Dec. 31, 2005                                   $  1.37       $ 0.72        $  0.95       $ 1.04            --
At Dec. 31, 2006                                   $  1.47       $ 0.75        $  1.07       $ 1.07         $1.04
At Dec. 31, 2007                                   $  1.55       $ 0.77        $  1.08       $ 1.12         $1.08
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                    12,581          722            515        1,081            --
At Dec. 31, 2004                                    11,509          743         32,215        4,552            --
At Dec. 31, 2005                                    10,054          789         29,353        4,826            --
At Dec. 31, 2006                                     8,907          675         26,606        5,993            11
At Dec. 31, 2007                                     8,022          618         24,520        7,117            35
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                   $14,347       $  396        $   436       $1,104            --
At Dec. 31, 2004                                   $14,381       $  479        $29,642       $4,641            --
At Dec. 31, 2005                                   $13,737       $  565        $27,817       $5,003            --
At Dec. 31, 2006                                   $13,126       $  505        $28,583       $6,434         $  13
At Dec. 31, 2007                                   $12,420       $  476        $26,559       $7,938         $  38
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                        --           --           2.24%        0.51%           --
For the year ended Dec. 31, 2004                        --           --           2.02%        0.92%           --
For the year ended Dec. 31, 2005                      0.37%          --           2.58%        2.57%           --
For the year ended Dec. 31, 2006                      0.18%          --           2.48%        4.43%         4.21%
For the year ended Dec. 31, 2007                      0.16%          --           2.87%        4.72%         4.46%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                      0.90%        0.90%          0.90%        0.90%           --
For the year ended Dec. 31, 2004                      0.90%        0.90%          0.90%        0.90%           --
For the year ended Dec. 31, 2005                      0.90%        0.90%          0.90%        0.90%           --
For the year ended Dec. 31, 2006                      0.90%        0.90%          0.90%        0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%        0.90%          0.90%        0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                     31.03%       30.95%         19.72%       (0.97%)          --
For the year ended Dec. 31, 2004                      9.58%       17.54%          8.62%       (0.16%)          --
For the year ended Dec. 31, 2005                      9.34%       11.15%          2.99%        1.69%           --
For the year ended Dec. 31, 2006                      7.85%        4.51%         13.36%        3.55%         4.20%
For the year ended Dec. 31, 2007                      5.06%        2.87%          0.82%        3.89%         4.39%
--------------------------------------------------------------------------------------------------------------------






                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    77

                                                                                          RVS PTNRS VP

                                                   RVS VP        RVS VP        THDL VP    FUNDAMENTAL      RVS VP
                                                  DIV BOND     DIV EQ INC     EMER MKTS      VAL(8)      GLOBAL BOND
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $  1.17       $  1.15       $ 1.18            --        $ 1.35
At Dec. 31, 2004                                   $  1.21       $  1.35       $ 1.46            --        $ 1.47
At Dec. 31, 2005                                   $  1.22       $  1.52       $ 1.93            --        $ 1.39
At Dec. 31, 2006                                   $  1.27       $  1.81       $ 2.56            --        $ 1.47
At Dec. 31, 2007                                   $  1.32       $  1.93       $ 3.51        $ 0.97        $ 1.57
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                     2,197         2,517          127            --           414
At Dec. 31, 2004                                     7,907         5,088          295            --           748
At Dec. 31, 2005                                     8,613         8,146          815            --         1,346
At Dec. 31, 2006                                     9,617        11,103          958            --         1,646
At Dec. 31, 2007                                    11,883        13,179        1,167           567         2,335
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                   $ 2,563       $ 2,905       $  151            --        $  559
At Dec. 31, 2004                                   $ 9,555       $ 6,881       $  431            --        $1,102
At Dec. 31, 2005                                   $10,534       $12,392       $1,576            --        $1,868
At Dec. 31, 2006                                   $12,171       $20,045       $2,458            --        $2,416
At Dec. 31, 2007                                   $15,679       $25,471       $4,098        $  550        $3,655
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                      3.57%         1.60%        1.89%           --          7.32%
For the year ended Dec. 31, 2004                      3.91%         1.65%        2.66%           --          4.09%
For the year ended Dec. 31, 2005                      3.71%         1.62%        0.21%           --          3.75%
For the year ended Dec. 31, 2006                      4.37%         1.41%        0.34%           --          3.27%
For the year ended Dec. 31, 2007                      4.75%         1.57%        0.58%         1.20%         3.64%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                      0.90%         0.90%        0.90%           --          0.90%
For the year ended Dec. 31, 2004                      0.90%         0.90%        0.90%           --          0.90%
For the year ended Dec. 31, 2005                      0.90%         0.90%        0.90%           --          0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%        0.90%           --          0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%        0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                      3.54%        38.55%       38.82%           --         11.57%
For the year ended Dec. 31, 2004                      3.55%        17.15%       23.03%           --          9.04%
For the year ended Dec. 31, 2005                      1.21%        12.49%       32.60%           --         (5.85%)
For the year ended Dec. 31, 2006                      3.48%        18.67%       32.71%           --          5.78%
For the year ended Dec. 31, 2007                      4.25%         7.05%       36.87%        (3.23%)        6.68%
--------------------------------------------------------------------------------------------------------------------






 78    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                   RVS VP
                                                   GLOBAL                      RVS VP
                                                 INFLATION       RVS VP       HI YIELD       RVS VP        THDL VP
                                                 PROT SEC(6)       GRO          BOND       INC OPP(6)     INTL OPP
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                       --        $ 0.54        $ 1.14            --        $  0.55
At Dec. 31, 2004                                       --        $ 0.58        $ 1.26            --        $  0.64
At Dec. 31, 2005                                       --        $ 0.62        $ 1.30            --        $  0.73
At Dec. 31, 2006                                    $1.03        $ 0.69        $ 1.43         $1.05        $  0.90
At Dec. 31, 2007                                    $1.10        $ 0.70        $ 1.44         $1.07        $  1.00
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                       --         1,455         1,704            --            249
At Dec. 31, 2004                                       --         1,984         2,266            --         20,215
At Dec. 31, 2005                                       --         3,190         2,900            --         19,504
At Dec. 31, 2006                                       10         4,510         3,372             6         18,415
At Dec. 31, 2007                                      424         5,980         3,544           379         16,842
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                       --        $  784        $1,947            --        $   138
At Dec. 31, 2004                                       --        $1,149        $2,858            --        $13,038
At Dec. 31, 2005                                       --        $1,988        $3,771            --        $14,195
At Dec. 31, 2006                                    $  12        $3,094        $4,815         $   8        $16,493
At Dec. 31, 2007                                    $ 467        $4,191        $5,108         $ 405        $16,846
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                       --          0.21%         7.62%           --           0.95%
For the year ended Dec. 31, 2004                       --          0.33%         6.98%           --           1.13%
For the year ended Dec. 31, 2005                       --          0.39%         6.44%           --           1.41%
For the year ended Dec. 31, 2006                     7.51%         0.88%         7.44%         6.43%          1.94%
For the year ended Dec. 31, 2007                     2.62%         1.00%         7.42%         6.99%          0.99%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                       --          0.90%         0.90%           --           0.90%
For the year ended Dec. 31, 2004                       --          0.90%         0.90%           --           0.90%
For the year ended Dec. 31, 2005                       --          0.90%         0.90%           --           0.90%
For the year ended Dec. 31, 2006                     0.90%         0.90%         0.90%         0.90%          0.90%
For the year ended Dec. 31, 2007                     0.90%         0.90%         0.90%         0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                       --         20.00%        23.91%           --          25.00%
For the year ended Dec. 31, 2004                       --          7.46%        10.40%           --          16.35%
For the year ended Dec. 31, 2005                       --          7.64%         3.09%           --          12.85%
For the year ended Dec. 31, 2006                     3.09%        10.09%         9.83%         5.07%         23.06%
For the year ended Dec. 31, 2007                     6.97%         2.14%         0.94%         1.71%         11.67%
--------------------------------------------------------------------------------------------------------------------






                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    79

                                                                 RVS VP        RVS VP        RVS VP
                                                   RVS VP        LG CAP       MID CAP       MID CAP        RVS VP
                                                  LG CAP EQ      VAL(6)        GRO(4)        VAL(6)        S&P 500
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $  0.69           --        $ 1.11            --        $ 0.81
At Dec. 31, 2004                                   $  0.73           --        $ 1.20            --        $ 0.89
At Dec. 31, 2005                                   $  0.77           --        $ 1.31            --        $ 0.92
At Dec. 31, 2006                                   $  0.88       $ 1.10        $ 1.29         $1.03        $ 1.05
At Dec. 31, 2007                                   $  0.89       $ 1.09        $ 1.46         $1.13        $ 1.09
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                       290           --             4            --         3,339
At Dec. 31, 2004                                    54,272           --            37            --         4,986
At Dec. 31, 2005                                    48,497           --            86            --         6,573
At Dec. 31, 2006                                    49,649            1           319            17         6,777
At Dec. 31, 2007                                    44,581           13           386           201         7,112
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                   $   202           --        $    4            --        $2,718
At Dec. 31, 2004                                   $39,523           --        $   45            --        $4,435
At Dec. 31, 2005                                   $37,163           --        $  113            --        $6,050
At Dec. 31, 2006                                   $43,470       $    2        $  412         $  18        $7,126
At Dec. 31, 2007                                   $39,816       $   14        $  563         $ 226        $7,783
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                      0.62%          --            --            --          1.20%
For the year ended Dec. 31, 2004                      1.05%          --            --            --          1.52%
For the year ended Dec. 31, 2005                      1.11%          --            --            --          1.41%
For the year ended Dec. 31, 2006                      1.19%        2.06%         0.30%         1.18%         1.46%
For the year ended Dec. 31, 2007                      1.31%        1.63%         0.05%         0.81%         1.65%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                      0.90%          --          0.90%           --          0.90%
For the year ended Dec. 31, 2004                      0.90%          --          0.90%           --          0.90%
For the year ended Dec. 31, 2005                      0.90%          --          0.90%           --          0.90%
For the year ended Dec. 31, 2006                      0.90%        0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%        0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                     27.78%          --         11.00%           --         26.56%
For the year ended Dec. 31, 2004                      4.94%          --          8.13%           --          9.28%
For the year ended Dec. 31, 2005                      5.23%          --          9.14%           --          3.47%
For the year ended Dec. 31, 2006                     14.25%       10.59%        (0.96%)        2.40%        14.23%
For the year ended Dec. 31, 2007                      2.01%       (1.35%)       12.72%         9.36%         4.07%
--------------------------------------------------------------------------------------------------------------------






 80    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                RVS PTNRS VP
                                                                 RVS VP        RVS VP     RVS PTNRS VP      ROYCE
                                                   SELECT        SHORT         SM CAP        SM CAP      MICRO-CAP,
                                                   VAL(6)       DURATION         ADV         VAL(4)       INVEST CL
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                       --        $ 1.12        $ 1.09        $ 1.18        $ 1.66
At Dec. 31, 2004                                       --        $ 1.12        $ 1.28        $ 1.40        $ 1.88
At Dec. 31, 2005                                       --        $ 1.13        $ 1.33        $ 1.47        $ 2.08
At Dec. 31, 2006                                    $1.05        $ 1.16        $ 1.47        $ 1.75        $ 2.49
At Dec. 31, 2007                                    $1.11        $ 1.21        $ 1.40        $ 1.65        $ 2.57
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                       --         1,139           527             5         2,483
At Dec. 31, 2004                                       --         2,469           852           126         2,826
At Dec. 31, 2005                                       --         2,686         1,026           259         2,837
At Dec. 31, 2006                                       --         2,978         1,095           401         2,857
At Dec. 31, 2007                                        7         3,152           988           723         2,726
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                       --        $1,277        $  576        $    6        $4,133
At Dec. 31, 2004                                       --        $2,767        $1,092        $  176        $5,307
At Dec. 31, 2005                                       --        $3,030        $1,366        $  381        $5,893
At Dec. 31, 2006                                    $   1        $3,457        $1,615        $  700        $7,122
At Dec. 31, 2007                                    $   8        $3,819        $1,382        $1,191        $7,002
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                       --          2.30%           --          0.16%           --
For the year ended Dec. 31, 2004                       --          2.48%           --          0.05%           --
For the year ended Dec. 31, 2005                       --          2.90%           --          0.24%         0.56%
For the year ended Dec. 31, 2006                     1.84%         3.81%         0.04%         0.43%         0.19%
For the year ended Dec. 31, 2007                     1.33%         4.18%         0.16%         0.90%         1.42%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                       --          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2004                       --          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                       --          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                     0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                     0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                       --          0.90%        47.30%        18.00%        46.90%
For the year ended Dec. 31, 2004                       --         (0.05%)       17.48%        18.94%        12.83%
For the year ended Dec. 31, 2005                       --          0.67%         3.89%         4.82%        10.61%
For the year ended Dec. 31, 2006                     5.32%         2.92%        10.69%        19.18%        19.99%
For the year ended Dec. 31, 2007                     5.08%         4.38%        (5.05%)       (5.75%)        3.04%
--------------------------------------------------------------------------------------------------------------------






                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    81

                                                                              VANK UIF      VANK UIF
                                                                VANK LIT    GLOBAL REAL      MID CAP
                                                  THIRD AVE     COMSTOCK,      EST, CL       GRO, CL       WANGER
                                                     VAL        CL II(8)        II(8)         II(8)      INTL SM CAP
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $ 1.54            --             --           --        $ 0.88
At Dec. 31, 2004                                   $ 1.84            --             --           --        $ 1.14
At Dec. 31, 2005                                   $ 2.08            --             --           --        $ 1.37
At Dec. 31, 2006                                   $ 2.39            --             --           --        $ 1.87
At Dec. 31, 2007                                   $ 2.26        $ 0.91        $  0.87        $1.09        $ 2.15
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                    3,110            --             --           --         1,557
At Dec. 31, 2004                                    3,646            --             --           --         2,345
At Dec. 31, 2005                                    3,980            --             --           --         3,190
At Dec. 31, 2006                                    3,994            --             --           --         4,080
At Dec. 31, 2007                                    3,760           502            157           80         4,438
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                   $4,803            --             --           --        $1,373
At Dec. 31, 2004                                   $6,690            --             --           --        $2,671
At Dec. 31, 2005                                   $8,297            --             --           --        $4,376
At Dec. 31, 2006                                   $9,554            --             --           --        $7,610
At Dec. 31, 2007                                   $8,486        $  459        $   136        $  87        $9,540
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                     0.20%           --             --           --          0.24%
For the year ended Dec. 31, 2004                     0.54%           --             --           --          0.57%
For the year ended Dec. 31, 2005                     1.34%           --             --           --          1.00%
For the year ended Dec. 31, 2006                     1.31%           --             --           --          0.49%
For the year ended Dec. 31, 2007                     2.17%           --           0.40%          --          0.81%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                     0.90%           --             --           --          0.90%
For the year ended Dec. 31, 2004                     0.90%           --             --           --          0.90%
For the year ended Dec. 31, 2005                     0.90%           --             --           --          0.90%
For the year ended Dec. 31, 2006                     0.90%           --             --           --          0.90%
For the year ended Dec. 31, 2007                     0.90%         0.90%          0.90%        0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                    41.28%           --             --           --         46.67%
For the year ended Dec. 31, 2004                    18.82%           --             --           --         29.10%
For the year ended Dec. 31, 2005                    13.60%           --             --           --         20.44%
For the year ended Dec. 31, 2006                    14.74%           --             --           --         35.94%
For the year ended Dec. 31, 2007                    (5.66%)       (8.81%)       (12.27%)       8.39%        15.26%
--------------------------------------------------------------------------------------------------------------------






 82    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                               WF ADV VT     WF ADV VT                   WF ADV VT
                                                   WANGER        ASSET          INTL       WF ADV VT       SM CAP
                                                 U.S. SM CO     ALLOC(4)       CORE(4)       OPP(4)        GRO(4)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2003                                   $ 1.35        $ 1.11        $ 1.19        $ 1.13        $ 1.18
At Dec. 31, 2004                                   $ 1.58        $ 1.20        $ 1.29        $ 1.32        $ 1.33
At Dec. 31, 2005                                   $ 1.75        $ 1.25        $ 1.40        $ 1.41        $ 1.40
At Dec. 31, 2006                                   $ 1.87        $ 1.39        $ 1.68        $ 1.57        $ 1.70
At Dec. 31, 2007                                   $ 1.95        $ 1.48        $ 1.87        $ 1.66        $ 1.91
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2003                                    2,194             2             8             2            15
At Dec. 31, 2004                                    3,089           155            29            24            69
At Dec. 31, 2005                                    4,102           205            42            54           123
At Dec. 31, 2006                                    4,653           236            32            68           279
At Dec. 31, 2007                                    4,763           264            54            78           365
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2003                                   $2,963        $    3        $    9        $    3        $   17
At Dec. 31, 2004                                   $4,891        $  186        $   37        $   32        $   91
At Dec. 31, 2005                                   $7,161        $  255        $   58        $   76        $  172
At Dec. 31, 2006                                   $8,684        $  327        $   54        $  107        $  475
At Dec. 31, 2007                                   $9,284        $  391        $  101        $  129        $  699
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2003                       --          8.59%           --          0.05%           --
For the year ended Dec. 31, 2004                       --          3.18%         0.20%           --            --
For the year ended Dec. 31, 2005                       --          2.14%         2.23%           --            --
For the year ended Dec. 31, 2006                     0.22%         2.34%         1.67%           --            --
For the year ended Dec. 31, 2007                       --          2.29%         0.01%         0.61%           --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2003                     0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2004                     0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                     0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                     0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                     0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2003                    42.11%        11.00%        19.00%        13.00%        18.00%
For the year ended Dec. 31, 2004                    17.27%         8.36%         8.65%        17.02%        12.75%
For the year ended Dec. 31, 2005                    10.26%         4.05%         8.69%         6.84%         5.29%
For the year ended Dec. 31, 2006                     6.91%        11.14%        19.73%        11.22%        21.66%
For the year ended Dec. 31, 2007                     4.44%         6.63%        11.65%         5.67%        12.79%
--------------------------------------------------------------------------------------------------------------------




   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
   (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

   (4) New price level operations commenced on Aug. 18, 2003.


   (5) New price level operations commenced on Dec. 8, 2003.


   (6) New price level operations commenced on May 1, 2006.


   (7) New price level operations commenced on Dec. 15, 2006.


   (8) New price level operations commenced on June 11, 2007.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    83

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying Balance Sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2007 and 2006, and the related statements of income, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modification or Exchanges of Insurance Contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

April 22, 2008



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2007          2006

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2007, $1,423,878;
  2006, $1,787,111)                                                     $1,404,480    $1,766,763
Commercial mortgage loans, at cost (less allowance for loan losses:
2007, $1,188; 2006, $2,718)                                                226,481       255,110
Policy loans                                                                35,734        33,837
Trading securities and other investments                                       130            95
-------------------------------------------------------------------------------------------------
    Total investments                                                    1,666,825     2,055,805

Cash and cash equivalents                                                  206,475        26,960
Reinsurance recoverables                                                    54,057        47,120
Amounts due from brokers                                                       206            96
Other accounts receivable                                                    5,618         5,265
Accrued investment income                                                   18,413        22,611
Deferred acquisition costs                                                 234,561       241,568
Deferred sales inducement costs                                             19,447        15,658
Other assets                                                                27,218         7,365
Separate account assets                                                  3,087,228     2,619,680
-------------------------------------------------------------------------------------------------
    Total assets                                                        $5,320,048    $5,042,128
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,775,731    $1,909,109
Policy claims and other policyholders' funds                                 6,460         9,206
Deferred income taxes, net                                                  13,853        17,116
Other liabilities                                                           16,529        18,027
Separate account liabilities                                             3,087,228     2,619,680
-------------------------------------------------------------------------------------------------
    Total liabilities                                                    4,899,801     4,573,138
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value;
200,000 shares authorized, issued and outstanding                            2,000         2,000
Additional paid-in capital                                                 106,637       106,617
Retained earnings                                                          321,909       371,644
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                         (10,299)      (11,271)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                             420,247       468,990
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                          $5,320,048    $5,042,128
=================================================================================================



See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2007          2006          2005

REVENUES
Premiums                                                         $ 26,804      $ 27,103      $ 30,196
Net investment income                                             113,321       119,142       123,038
Policy and contract charges                                        65,555        57,983        50,117
Other revenue                                                      12,204         9,060         6,429
Net realized investment gain                                        6,583         3,936         9,192
-------------------------------------------------------------------------------------------------------
    Total revenues                                                224,467       217,224       218,972
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   48,644        34,712        39,649
Interest credited to fixed accounts                                55,666        61,641        64,709
Amortization of deferred acquisition costs                         28,038        24,259        19,050
Separation costs                                                     (571)        2,756         3,915
Other insurance and operating expenses                             31,194        24,909        25,636
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   162,971       148,277       152,959
-------------------------------------------------------------------------------------------------------
Pretax income                                                      61,496        68,947        66,013
Income tax provision                                               19,000        22,957        21,803
-------------------------------------------------------------------------------------------------------
    Net income                                                   $ 42,496      $ 45,990      $ 44,210
=======================================================================================================



See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2007          2006          2005

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                       $  42,496     $  45,990     $  44,210
Adjustments to reconcile net income to net cash provided by
operating activities:
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                            30,084        26,455        20,433
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                           (40,757)      (38,786)      (37,479)
  Amortization of premium, net                                       3,549         4,380         3,867
  Deferred income taxes                                              1,184         4,877        14,182
  Contractholder and policyholder charges, non-cash                (14,618)      (13,937)      (14,565)
  Net realized investment gains                                     (6,583)       (3,936)       (9,192)
  Net realized gain on trading securities                               (2)          (11)           (2)
Change in operating assets and liabilities:
  Trading securities, net                                              (33)          (36)           58
  Future policy benefits for traditional life, disability
  income and long term care insurance                               13,822        10,813        12,448
  Policy claims and other policyholders' funds                      (2,746)        3,005           276
  Reinsurance recoverables                                          (6,937)       (8,445)       (5,449)
  Other accounts receivable                                           (353)       (1,592)         (741)
  Accrued investment income                                          4,198           635           891
  Other assets and liabilities, net                                (12,157)       (1,750)       (2,817)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                           11,147        27,662        26,120
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                              322,769       131,061       247,160
  Maturities, sinking fund payments and calls                      116,456        92,911       227,088
  Purchases                                                        (74,488)     (129,842)     (459,107)
Other investments, excluding policy loans:
  Proceeds from sales, maturities, sinking fund payments and
  calls                                                             39,049        28,865        20,377
  Purchases                                                         (8,889)      (39,000)      (27,639)
Change in amounts due from brokers, net                               (110)          (25)          (53)
Change in policy loans, net                                         (1,897)       (2,331)         (735)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                          392,890        81,639         7,091
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
type insurance:
  Considerations received                                           73,045        87,532       111,090
  Net transfers to separate accounts                                (1,625)      (11,788)       (3,024)
  Surrenders and other benefits                                   (212,962)     (185,232)     (102,161)
Tax adjustment of share-based incentive employee compensation
plan                                                                    20            17            --
Cash dividends to RiverSource Life Insurance Company               (83,000)      (25,000)      (22,500)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                             (224,522)     (134,471)      (16,595)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS               179,515       (25,170)       16,616
Cash and cash equivalents at beginning of year                      26,960        52,130        35,514
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                         $ 206,475     $  26,960     $  52,130
=======================================================================================================

Supplemental disclosures:
  Income taxes paid                                              $  19,122     $  11,946     $  14,347
  Interest paid on borrowings                                           --           247             8


See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2007
(IN THOUSANDS)

                                                                                          ACCUMULATED
                                                             ADDITIONAL                      OTHER
                                                 COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                  STOCK        CAPITAL      EARNINGS     INCOME/(LOSS)       TOTAL
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2004                    $2,000       $106,600      $328,944        $ 39,208       $476,752
Other comprehensive income:
  Net income                                         --             --        44,210              --         44,210
  Change in unrealized holding losses on
  securities, net                                    --             --            --         (39,423)       (39,423)
                                                                                                         ------------
Total other comprehensive income                                                                              4,787
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (22,500)             --        (22,500)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                    $2,000       $106,600      $350,654        $   (215)      $459,039
Other comprehensive income:
  Net income                                         --             --        45,990              --         45,990
  Change in unrealized holding losses on
  securities, net                                    --             --            --         (11,056)       (11,056)
                                                                                                         ------------
Total other comprehensive income                                                                             34,934
Tax adjustment of share-based incentive
employee compensation plan                           --             17            --              --             17
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (25,000)             --        (25,000)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                    $2,000       $106,617      $371,644        $(11,271)      $468,990
Change in accounting principles                      --             --        (9,231)             --         (9,231)
Other comprehensive income:
  Net income                                         --             --        42,496              --         42,496
  Change in unrealized holding losses on
  securities, net                                    --             --            --             972            972
                                                                                                         ------------
Total other comprehensive income                                                                             43,468
Tax adjustment of share-based incentive
employee compensation plan                           --             20            --              --             20
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (83,000)             --        (83,000)
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2007                    $2,000       $106,637      $321,909        $(10,299)      $420,247
=====================================================================================================================




See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express is now complete.

RiverSource Life of NY's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 15.

RECLASSIFICATIONS
Certain reclassifications of prior period amounts have been made to conform to the current presentation, including new income statement captions which are described in Note. 2. These reclassifications were made to enhance transparency and to better align the financial statement line captions with the key drivers of the business. RiverSource Life of NY did not change its revenue and expense recognition policies and the reclassifications did not result in any changes to net income or shareholder's equity. The following is a summary of the reclassifications made:

INCOME STATEMENT RECLASSIFICATIONS
- RiverSource Life of NY reclassified premiums related to immediate annuities with life contingencies from interest credited to fixed accounts to premiums.

- RiverSource Life of NY reclassified reinsurance premiums paid for universal life and variable universal life products from benefits, claims, losses and settlement expenses to policy and contract charges, where cost of insurance fees are reported.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

- RiverSource Life of NY reclassified benefit expenses related to immediate annuities with life contingencies from interest credited to fixed accounts to benefits, claims, losses and settlement expenses.

- RiverSource Life of NY reclassified mortality and expense risk fees from other revenue to policy and contract charges.

The following table shows the impact of the new captions and the reclassifications made to RiverSource Life of NY's previously reported Statements of Income.

                                                            DECEMBER 31, 2006           DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
(IN THOUSANDS)                                           REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                 $ 22,814      $ 27,103      $ 22,094      $ 30,196
Net investment income                                     119,142       119,142       123,038       123,038
Policy and contract charges                                36,734        57,983        33,425        50,117
Other revenue                                              31,173         9,060        24,415         6,429
Net realized investment gain                                3,936         3,936         9,192         9,192
-------------------------------------------------------------------------------------------------------------
  Total revenues                                          213,799       217,224       212,164       218,972
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses           25,786        34,712        26,032        39,649
Interest credited to fixed accounts                        67,142        61,641        71,518        64,709
Amortization of deferred acquisition costs                 24,259        24,259        19,050        19,050
Separation costs                                            2,756         2,756         3,915         3,915
Other insurance and operating expenses                     24,909        24,909        25,636        25,636
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                             144,852       148,277       146,151       152,959
-------------------------------------------------------------------------------------------------------------
Pretax income                                              68,947        68,947        66,013        66,013
Income tax provision                                       22,957        22,957        21,803        21,803
-------------------------------------------------------------------------------------------------------------
  NET INCOME                                             $ 45,990      $ 45,990      $ 44,210      $ 44,210
=============================================================================================================



STATEMENT OF CASH FLOWS RECLASSIFICATIONS
RiverSource Life of NY has reclassified certain prior year balances in the Statements of Cash Flows.

- RiverSource Life of NY previously classified transfers to and from the fixed account option within its variable annuity product as an operating activity in its Statements of Cash Flows. RiverSource Life of NY has reclassified these transfers as a financing activity in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments".

- RiverSource Life of NY previously classified the net change in annuity policy loans as an operating activity and the net change in universal life policy loans as a financing activity. RiverSource Life of NY has reclassified the net change in policy loans as an investing activity in accordance with the AICPA Audit and Accounting Guide: Life and Health Insurance Entities.

- RiverSource Life of NY previously classified the tax adjustment of the share-based incentive employee compensation plan as an operating activity. RiverSource Life of NY has reclassified this adjustment as a financing activity.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The effect of these reclassifications on prior year net cash flows related to operating, investing and financing activities is summarized below.

YEARS ENDED DECEMBER 31, (IN THOUSANDS)                                    2006          2005
-------------------------------------------------------------------------------------------------
Net cash provided by operating activities, previous presentation         $  17,914     $ 27,342
Reclassification for annuity transfers                                      10,061       (1,006)
Reclassification for policy loans                                              223          532
Reclassification for tax adjustment of the share-based incentive
employee compensation plan                                                     (17)          --
Other reclassifications                                                       (519)        (748)
-------------------------------------------------------------------------------------------------
Net cash provided by operating activities, adjusted for these
reclassifications                                                        $  27,662     $ 26,120
=================================================================================================

Net cash provided by investing activities, previous presentation         $  83,970     $  7,826
Reclassification for policy loans                                           (2,331)        (735)
-------------------------------------------------------------------------------------------------
Net cash provided by investing activities, adjusted for these
reclassifications                                                        $  81,639     $  7,091
=================================================================================================

Net cash used in financing activities, previous presentation             $(127,054)    $(18,552)
Reclassification for annuity transfers                                     (10,061)       1,006
Reclassification for policy loans                                            2,108          203
Reclassification for tax adjustment of the share-based incentive
employee compensation plan                                                      17           --
Other reclassifications                                                        519          748
-------------------------------------------------------------------------------------------------
Net cash used in financing activities, adjusted for these
reclassifications                                                        $(134,471)    $(16,595)
=================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments, income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

BALANCE SHEET

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life of NY also considers the extent to which cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally obtained from third party pricing sources.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

Trading Securities and Other Investments
Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life of NY reinsures a portion of the risks associated with its life and long term care ("LTC") insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, reduce exposure to large risks and provide additional capacity for future growth. To manage exposure to losses from reinsurer insolvencies, the financial condition of reinsurers is evaluated prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life of NY remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each party's death benefit from the first dollar of coverage for new sales of these policies subject to the reinsurer actually paying. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, RiverSource Life of NY retained 50% of the risk and ceded on a coinsurance basis the remaining 50% of the risk to affiliates of Genworth Financial, Inc. ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life of NY's LTC liabilities was $40.3 million at December 31, 2007 while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on term life policies starting in 2002 is reinsured on a coinsurance basis.

RiverSource Life of NY retains all risk for new claims on individual DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are recorded at fair value. The fair value of RiverSource Life of NY's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market observable inputs to the extent available. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for changes in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

For derivative financial instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings, generally as a component of net investment income.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS
Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMAB and the non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2007, depending on year of issue, with an average rate of approximately 5.9%.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2007, with an average rate of 4.9%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2007, with an average rate of 4.2%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2007, depending on policy form, issue year and policy duration. Anticipated interest rates for DI were 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC vary by plan and were 5.4% at December 31, 2007 grading up to 6.8% or 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life of NY issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life of NY's principal sources of revenue include premiums, net investment income, policy and contract charges and other revenue.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans and mark-to-market adjustments on derivatives hedging variable annuity living benefits. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Other Revenue
Other revenue includes marketing support and administrative fees which are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Benefits, Claims, Losses and Settlement Expenses
Benefits, claims, losses and settlement expenses consist of amounts paid and changes in liabilities held for anticipated future benefit payments under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders along with costs to process and pay such amounts. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Benefits, claims, losses and settlement expenses also include amortization of DSIC.

Interest Credited to Fixed Accounts
Interest credited to fixed accounts represents amounts earned by contractholders and policyholders on fixed account values associated with fixed and variable universal life and annuity contracts in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs associated with the sale of annuity and insurance products are deferred as DAC and amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life of NY reassesses the near-term rate in order to continue to project its best estimate of long term growth. The



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimate will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation. The separation from American Express was completed in 2007.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of RiverSource Life that RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)"). SFAS 141(R) establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life of NY will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities -- Including an amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 gives entities the option to measure certain financial instruments and other items at fair value that are not currently permitted to be measured at fair value. The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS 159 also establishes presentation and disclosure requirements. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. RiverSource Life of NY did not adopt SFAS 159 for any of its existing eligible assets or liabilities and has no current plans to adopt SFAS 159 for any new financial instruments.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. Any retrospective application will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NY adopted SFAS 157 effective January 1, 2008. As a result of adopting SFAS 157, RiverSource Life of NY will record a cumulative effect after-DAC, DSIC and tax reduction to retained earnings of approximately $2.0 million related to adjusting the fair value of structured derivatives RiverSource Life of NY uses to hedge its exposure to GMWB provisions. RiverSource Life of NY initially recorded these derivatives in accordance with EITF 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities." SFAS 157 requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). As a result of adopting SFAS 157, RiverSource Life of NY will record an after-DAC, DSIC and tax increase to earnings of approximately $1.0 million related to adjusting the fair value of its embedded derivative liabilities. In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life of NY will defer the adoption of SFAS 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life of NY adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on RiverSource Life of NY's financial condition and results of operations was not material.

In September 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million. The adoption of SOP 05-1, among other things, resulted in an increase to DAC and DSIC amortization in 2007.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DECEMBER 31, 2007 (IN THOUSANDS)                           COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  933,721      $6,767       $(24,021)    $  916,467
Mortgage and other asset-backed securities                 444,483       2,173         (4,583)       442,073
U.S. government and agencies obligations                    34,166         149           (191)        34,124
State and municipal obligations                              6,997          18           (157)         6,858
Foreign government bonds and obligations                     4,511         450             (3)         4,958
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                   1,423,878       9,557        (28,955)     1,404,480
-------------------------------------------------------------------------------------------------------------
Total                                                   $1,423,878      $9,557       $(28,955)    $1,404,480
=============================================================================================================




                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DECEMBER 31, 2006 (IN THOUSANDS)                           COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $1,147,613      $11,134      $(23,814)    $1,134,933
Mortgage and other asset-backed securities                 590,411        2,875       (10,048)       583,238
U.S. government and agencies obligations                    35,909           50          (850)        35,109
State and municipal obligations                              6,996           --          (334)         6,662
Foreign government bonds and obligations                     6,182          651           (12)         6,821
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                   1,787,111       14,710       (35,058)     1,766,763
-------------------------------------------------------------------------------------------------------------
Total                                                   $1,787,111      $14,710      $(35,058)    $1,766,763
=============================================================================================================



At December 31, 2007 and 2006, fixed maturity securities comprised approximately 84% and 86%, respectively, of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $83 million and $64 million of securities at December 31, 2007 and 2006, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities by rating was as follows:

(IN THOUSANDS, EXCEPT PERCENTAGES)                  DECEMBER 31, 2007                         DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
                                          AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
RATING                                      COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  488,954    $  486,574         35%      $  640,977    $  632,648         36%
AA                                          142,094       140,581         10          149,861       147,459          8
A                                           300,455       296,330         21          369,476       364,739         21
BBB                                         379,992       375,138         27          497,715       494,841         28
Below investment grade                      112,383       105,857          7          129,082       127,076          7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,423,878    $1,404,480        100%      $1,787,111    $1,766,763        100%
==========================================================================================================================



At December 31, 2007 and 2006, approximately 24% and 35%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007:

(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $183,425       $(4,094)     $443,744      $(19,927)     $627,169      $(24,021)
Mortgage and other asset-backed
securities                                  46,978          (421)      237,897        (4,162)      284,875        (4,583)
U.S. government and agencies
obligations                                     --            --        17,564          (191)       17,564          (191)
State and municipal obligations                 --            --         4,844          (157)        4,844          (157)
Foreign government bonds and
obligations                                     --            --           184            (3)          184            (3)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $230,403       $(4,515)     $704,233      $(24,440)     $934,636      $(28,955)
==========================================================================================================================




RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $154,347       $(1,691)    $  646,222     $(22,123)    $  800,569     $(23,814)
Mortgage and other asset-backed
securities                                  57,846          (402)       360,880       (9,646)       418,726      (10,048)
U.S. government and agencies
obligations                                     --            --         34,641         (850)        34,641         (850)
State and municipal obligations                 --            --          6,662         (334)         6,662         (334)
Foreign government bonds and
obligations                                     --            --            324          (12)           324          (12)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $212,193       $(2,093)    $1,048,729     $(32,965)    $1,260,922     $(35,058)
==========================================================================================================================



In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2007:

(IN THOUSANDS,
EXCEPT NUMBER OF
SECURITIES)                     LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
---------------------------------------------------------------------------------------------------------------------
                                                     GROSS                                     GROSS
RATIO OF FAIR VALUE    NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST     SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
---------------------------------------------------------------------------------------------------------------------
95% - 100%                 89        $203,862       $(2,577)        194        $597,760      $(11,518)        283
90% - 95%                  16          25,085        (1,708)         28          71,922        (5,128)         44
80% - 90%                   1           1,317          (184)         13          24,870        (3,969)         14
less than 80%               1             139           (46)          8           9,681        (3,825)          9
---------------------------------------------------------------------------------------------------------------------
  Total                   107        $230,403       $(4,515)        243        $704,233      $(24,440)        350
=====================================================================================================================

(IN THOUSANDS,
EXCEPT NUMBER OF
SECURITIES)                     TOTAL
-----------------------------------------------
                                       GROSS
RATIO OF FAIR VALUE      FAIR       UNREALIZED
TO AMORTIZED COST        VALUE        LOSSES
-----------------------------------------------
95% - 100%             $801,622      $(14,095)
90% - 95%                97,007        (6,836)
80% - 90%                26,187        (4,153)
less than 80%             9,820        (3,871)
-----------------------------------------------
  Total                $934,636      $(28,955)
===============================================



As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates and credit spreads across asset classes. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. The securities with a fair value to amortized cost ratio of 80%-90% primarily relate to auto, consumer products, financial, and home building industries. The securities with a fair value to cost of less than 80% primarily relate to the financial, gaming and home building industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $1.4 million. The securities related to this issuer have a fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than 12 months. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life of NY has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life of NY monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. Additionally, RiverSource Life of NY has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2007.

RiverSource Life of NY's total mortgage and asset backed exposure at December 31, 2007 was $442.1 million which included $132.0 million of residential mortgage backed securities and $233.0 million of commercial mortgage backed securities. At December 31, 2007, residential mortgage backed securities included $117.7 million of agency-backed securities, $11.8 million of Alt-A securities, and $2.5 million of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. With regard to asset backed securities, RiverSource Life of NY's exposure at December 31, 2007 was $77.1 million, which included $1.5 million of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration, fixed securities. RiverSource Life of NY has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss for the years ended December 31:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Holding gains (losses), net of tax of $2,100, $6,014 and
$20,573, respectively                                             $ 3,902      $(11,168)     $(38,208)
Reclassification of realized gains, net of tax of $1,768,
$1,303 and $3,218, respectively                                    (3,283)       (2,419)       (5,977)
DAC, net of tax of $168, $996 and $2,419, respectively                311         1,848         4,492
DSIC, net of tax of $23, $79 and $208, respectively                    42           148           387
Fixed annuity liabilities, net of tax of nil, $292 and $64,
respectively                                                           --           535          (117)
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                          $   972      $(11,056)     $(39,423)
=======================================================================================================



Available-for-Sale securities by maturity at December 31, 2007 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   82,932    $   83,286
Due after one year through five years                                      383,098       380,626
Due after five years through 10 years                                      430,981       415,825
Due after 10 years                                                          82,384        82,670
-------------------------------------------------------------------------------------------------
                                                                           979,395       962,407
Mortgage and other asset-backed securities                                 444,483       442,073
-------------------------------------------------------------------------------------------------
Total                                                                   $1,423,878    $1,404,480
=================================================================================================



The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Sales                                                            $322,769      $ 131,061     $ 247,160
Maturities, sinking fund payments and calls                       116,456         92,911       227,088
Purchases                                                         (74,488)      (129,842)     (459,107)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                   $ 6,409       $4,208        $11,424
Gross realized losses from sales                                   (1,030)        (487)        (1,503)
Other-than-temporary impairments                                     (326)          --           (725)


The $0.3 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007. The $0.7 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life of NY sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $2.3 million.

At December 31, 2007 and 2006, bonds carried at $0.3 million and $1.3 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS, NET
The following is a summary of commercial mortgage loans at December 31:

(IN THOUSANDS)                                                             2007          2006
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                $227,669      $257,828
Less: allowance for loan losses                                            (1,188)       (2,718)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                           $226,481      $255,110
=================================================================================================




RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

At December 31, 2007 and 2006, RiverSource Life of NY had not recorded any investment in impaired commercial mortgage loans. RiverSource Life of NY did not recognize any interest income related to impaired commercial mortgage loans for the years ended December 31, 2007, 2006 and 2005, respectively.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                              $ 2,718       $3,218        $3,218
Provision for commercial mortgage loan losses                      (1,530)          --            --
Foreclosures, write-offs and loan sales                                --         (500)           --
-------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                            $ 1,188       $2,718        $3,218
=======================================================================================================



In 2007, RiverSource Life of NY recorded a $1.5 million decrease to the allowance for loan losses on commercial mortgage loans.

Concentrations of credit risk of commercial mortgage loans by region at December 31 were:

(IN THOUSANDS)                                                    2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION                   SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Atlantic                                                 $ 70,532         $--        $ 75,572       $1,150
North Central                                              52,557          --          60,911           --
Pacific                                                    30,437          --          37,221           --
Mountain                                                   36,586          --          43,115        1,500
South Central                                              17,742          --          20,595           --
New England                                                19,815          --          20,414           --
-------------------------------------------------------------------------------------------------------------
                                                          227,669          --         257,828        2,650
Less: allowance for loan losses                            (1,188)         --          (2,718)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                  $226,481         $--        $255,110       $2,650
=============================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type at December 31 were:


(IN THOUSANDS)                                                    2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE                 SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Office buildings                                         $ 52,377         $--        $ 65,370       $1,150
Shopping centers and retail                                60,463          --          68,099        1,500
Apartments                                                 33,230          --          36,458           --
Industrial buildings                                       57,079          --          61,594           --
Hotels and motels                                           4,949          --           5,149           --
Medical buildings                                          11,553          --          14,416           --
Mixed use                                                   2,244          --           2,330           --
Other                                                       5,774          --           4,412           --
-------------------------------------------------------------------------------------------------------------
                                                          227,669          --         257,828        2,650
Less: allowance for loan losses                            (1,188)         --          (2,718)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                  $226,481         $--        $255,110       $2,650
=============================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2006 approximate fair value.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 84,542      $100,519      $103,731
Income on mortgage loans                                           14,564        15,396        15,292
Trading securities and other investments                           15,534         4,632         5,424
-------------------------------------------------------------------------------------------------------
                                                                  114,640       120,547       124,447
Less: investment expenses                                           1,319         1,405         1,409
-------------------------------------------------------------------------------------------------------
  Total                                                          $113,321      $119,142      $123,038
=======================================================================================================



Net realized investment gains for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                  $5,053        $3,721        $9,196
Commercial mortgage loans                                             --           215            (2)
Other                                                                 --            --            (2)
Reduction in the allowance for loan losses                         1,530            --            --
-------------------------------------------------------------------------------------------------------
  Total                                                           $6,583        $3,936        $9,192
=======================================================================================================



5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $241,568      $230,270      $208,890
Impact of SOP 05-1 at adoption                                    (13,939)           --            --
Capitalization of acquisition costs                                34,491        32,713        33,519
Amortization, excluding impact of annual third quarter
changes in DAC-related assumptions                                (25,438)      (25,259)      (22,650)
Amortization, impact of annual third quarter changes in DAC-
related assumptions                                                (2,600)        1,000         3,600
Impact of changes in net unrealized securities losses                 479         2,844         6,911
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $234,561      $241,568      $230,270
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $15,658       $11,554       $ 8,382
Impact of SOP 05-1 at adoption                                       (496)           --            --
Capitalization of sales inducements                                 6,266         6,073         3,960
Amortization                                                       (2,046)       (2,196)       (1,383)
Impact of changes in net unrealized securities losses                  65           227           595
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $19,447       $15,658       $11,554
=======================================================================================================



6. VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. RiverSource Life of NY previously offered contracts containing GMIB provisions. RiverSource Life of NY has established additional liabilities for the variable annuity death benefits, GMIB provisions and for life contingent benefits associated with GMWB provisions. GMAB and non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the client can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the policyholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities as of December 31:

----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN THOUSANDS, EXCEPT AGE)                                                                                  2007          2006
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN OF PREMIUM:
                                                              Total contract value                       $1,184,219    $  759,673
                                                              Contract value in separate accounts        $1,109,067    $  712,245
                                                              Net amount at risk(2)                      $      882    $      245
                                                              Weighted average attained age                      61            60
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMDB PROVIDING FOR SIX-YEAR RESET:
                                                              Total contract value                       $1,304,566    $1,488,039
                                                              Contract value in separate accounts        $1,116,139    $1,246,844
                                                              Net amount at risk(2)                      $   14,067    $   15,483
                                                              Weighted average attained age                      60            61
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMDB PROVIDING FOR ONE-YEAR RATCHET:
                                                              Total contract value                       $  362,425    $  278,970
                                                              Contract value in separate accounts        $  336,584    $  252,522
                                                              Net amount at risk(2)                      $    3,077    $      371
                                                              Weighted average attained age                      62            61
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMDB PROVIDING FOR FIVE-YEAR RATCHET:
                                                              Total contract value                       $  126,796    $   74,233
                                                              Contract value in separate accounts        $  121,470    $   71,223
                                                              Net amount at risk(2)                      $      346    $        5
                                                              Weighted average attained age                      67            57
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH OTHER GMDB:
                                                              Total contract value                       $    3,640    $    2,710
                                                              Contract value in separate accounts        $    3,231    $    2,034
                                                              Net amount at risk(2)                      $       --    $      248
                                                              Weighted average attained age                      65            73
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GGU DEATH BENEFIT:
                                                              Total contract value                       $      117    $       97
                                                              Contract value in separate accounts        $      117    $       97
                                                              Net amount at risk(2)                      $       --    $       --
                                                              Weighted average attained age                      48            48
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMIB:
                                                              Total contract value                       $   33,422    $   33,281
                                                              Contract value in separate accounts        $   30,363    $   30,164
                                                              Net amount at risk(2)                      $      281    $        7
                                                              Weighted average attained age                      60            61
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMWB:
                                                              Total contract value                       $  277,403    $  258,112
                                                              Contract value in separate accounts        $  268,918    $  256,298
                                                              Benefit amount in excess of account
                                                              value                                      $    1,631    $       --
                                                              Weighted average attained age                      61            61
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMWB FOR LIFE:
                                                              Total contract value                       $  399,010    $  111,338
                                                              Contract value in separate accounts        $  383,259    $  109,281
                                                              Benefit amount in excess of account
                                                              value                                      $    1,702    $       --
                                                              Weighted average attained age                      62            62
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMAB:
                                                              Total contract value                       $  109,751    $   66,629
                                                              Contract value in separate accounts        $  106,321    $   65,067
                                                              Benefit amount in excess of account
                                                              value                                      $      157    $       --
                                                              Weighted average attained age                      55            54
----------------------------------------------------------------------------------------------------------------------------------



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

 (1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.
 (2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

 For the year ended December 31, 2007, additional liabilities (assets) and incurred claims (adjustments) were:

(IN THOUSANDS)                                          GMDB & GGU       GMIB          GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                            $1,283          $29         $(1,539)      $  236
Reported claims                                               57           --              --           --
Liability (asset) balance at December 31                   1,152           26           6,308        1,651
Incurred claims (adjustments) (sum of reported and
change in liability (assets))                                (74)          (3)          7,847        1,415


 For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN THOUSANDS)                                          GMDB & GGU       GMIB          GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                            $  771          $--         $   203        $  9
Reported claims                                              508           --              --          --
Liability (asset) balance at December 31                   1,283           29          (1,539)        236
Incurred claims (adjustments) (sum of reported and
change in liability (assets))                              1,020           29          (1,742)        227


The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in benefits, claims, losses and settlement expenses.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN THOUSANDS)                                                             2007          2006
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,108,669    $1,242,031
Variable annuities fixed sub-accounts                                      294,532       318,757
GMWB variable annuity guarantees                                             6,308        (1,539)
GMAB variable annuity guarantees                                             1,651           236
Other variable annuity guarantees                                            1,178         1,313
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,412,338     1,560,798
Variable universal life ("VUL")/ universal life ("UL") insurance           149,456       146,923
Other life, DI and LTC insurance                                           213,937       201,388
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,775,731     1,909,109
Policy claims and other policyholders' funds                                 6,460         9,206
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,782,191    $1,918,315
=================================================================================================



Separate account liabilities as of December 31, consisted of the following:

(IN THOUSANDS)                                                             2007          2006
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $2,736,820    $2,298,810
VUL insurance variable sub-accounts                                        349,240       319,410
Other insurance variable sub-accounts                                        1,168         1,460
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                    $3,087,228    $2,619,680
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. GMAB and non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value. The changes in fair values of these embedded derivatives are reflected in benefits, claims, losses and settlement expenses. The negative fair value for GMWB at December 31, 2006



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

reflected that under conditions and expectations at that time, RiverSource Life of NY believed the applicable fees charged for the rider would more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $369.5 million at December 31, 2006 to $676.4 million at December 31, 2007. The total value of variable annuity contracts with GMAB riders increased from $66.6 million at December 31, 2006 to $109.7 million at December 31, 2007. As a means of economically hedging its obligations under GMWB and GMAB provisions, RiverSource Life of NY purchases equity put and call options, enters into interest rate swaps and trades equity futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options, swaps and futures as of December 31, were as follows:

                                                                                  2007
-------------------------------------------------------------------------------------------------
                                                                         NOTIONAL        FAIR
(IN THOUSANDS)                                                            AMOUNT         VALUE
-------------------------------------------------------------------------------------------------
Purchased options and futures                                            $297,629       $18,337
Interest rate swaps                                                       113,000           586
Sold equity futures                                                       (15,511)           --


Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life of NY. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has inforce policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes for the years ended December 31 were:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $16,760       $15,395       $ 5,417
  State                                                             1,056         2,685         2,204
-------------------------------------------------------------------------------------------------------
Total current income tax                                           17,816        18,080         7,621
Deferred federal income tax                                         1,184         4,877        14,182
-------------------------------------------------------------------------------------------------------
Income tax provision                                              $19,000       $22,957       $21,803
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                                   2007          2006          2005
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%         35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (7.9)         (4.2)         (3.5)
  State taxes, net of federal benefit                               1.1           2.5           2.2
  Taxes applicable to prior years                                   3.8           0.6          (0.3)
  Foreign tax credit, net of addback                               (1.1)         (0.6)         (0.3)
-------------------------------------------------------------------------------------------------------
Income tax provision effective rate                                30.9%         33.3%         33.1%
=======================================================================================================



RiverSource Life of NY's effective tax rate was 30.9% and 33.3% for the years ended December 31, 2007 and 2006, respectively. The decrease in the effective tax rate was primarily due to higher tax advantaged items relative to pretax income.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities as of December 31, 2007 and 2006 are reflected in the following table:

(IN THOUSANDS)                                                             2007          2006
-------------------------------------------------------------------------------------------------

Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 55,506      $ 49,299
  Investment related                                                           --         2,193
  Net unrealized losses on Available-for Sale securities                    5,543         6,066
  Other                                                                     2,497         2,891
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           63,546        60,449

Deferred income tax liabilities:
  DAC                                                                      65,262        68,408
  DSIC                                                                      6,703         5,399
  Other                                                                     5,434         3,758
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      77,399        77,565
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                      $(13,853)     $(17,116)
=================================================================================================



RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life of NY's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2007 and 2006.

Effective January 1, 2007, RiverSource Life of NY adopted the provisions of FIN
48. The amount RiverSource Life of NY recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Balance at January 1                                                              $   --
Additions based on tax positions related to the current year                       1,637
Additions for tax positions of prior years                                         1,844
-------------------------------------------------------------------------------------------
Balance at December 31                                                            $3,481
===========================================================================================



If recognized, approximately nil and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of January 1, 2007 and December 31, 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized interest and penalties of $259 thousand for the year ended December 31, 2007. The Company had nil and $259 thousand for the payment of interest and penalties accrued at January 1, 2007 and December 31, 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of RiverSource Life of NY, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $300 thousand to $400 thousand in the next 12 months.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal, state and local or non-U.S. income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return, commenced an examination of RiverSource Life's U.S. income tax returns for 1997 through 2002 in the third quarter of 2005. In the first quarter of 2007, the IRS expanded the period of the exam to include 2003 through 2004. RiverSource Life or certain of its subsidiaries state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2005.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies and has added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only. For the year ended December 31, 2007, RiverSource Life of NY recorded a benefit of approximately $2.5 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.

The items comprising other comprehensive income in the Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $523         $(5,950)     $(21,228)
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $523         $(5,950)     $(21,228)
=======================================================================================================



9. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. RiverSource Life of NY's statutory unassigned surplus aggregated $164.5 million and $221.7 million as of December 31, 2007 and 2006, respectively.

Statutory net gain from operations and net income for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Statutory net gain from operations                               $ 33,925      $ 61,735      $ 36,728
Statutory net income                                               43,164        63,001        36,877
Statutory surplus                                                 281,414       329,528       287,672
Statutory capital and surplus                                     283,414       331,528       289,672
-------------------------------------------------------------------------------------------------------



10. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity and variable life insurance contractholders through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the years ended December 31, 2007 and 2006, RiverSource Life of NY received $3.7 million and $3.6 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life of NY. For the year ended December 31, 2005, RiverSource Life of NY received $2.1 million from Ameriprise Financial and $0.7 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life of NY's share of the total net periodic pension cost was approximately $90 thousand, $98 thousand, and $75 thousand for each of the years ended December 31, 2007, 2006 and 2005, respectively.

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $83 thousand in 2007, $78 thousand in 2006 and $55 thousand in 2005.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2007, 2006 and 2005 were $144 thousand, $143 thousand and $128 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2007, 2006 and 2005, which are calculated on the basis of commission earnings of the individual financial advisors, were $11 thousand, $16 thousand, and $49 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $32.3 million, $26.1 million and $29.0 million for 2007, 2006 and 2005, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2007, 2006 and 2005, RiverSource Life of NY paid cash dividends of $83 million, $25 million and $23 million, respectively, to RiverSource Life Insurance Company. A portion of the 2007 dividends was considered extraordinary and was paid only after making the required advance notice to the New York State Insurance Department, RiverSource Life of NY's primary state regulator.

Included in other liabilities at December 31, 2007 and 2006 are $5.8 million and $1.3 million, respectively, payable to Ameriprise Financial for federal income taxes.

11. REINSURANCE

At December 31, 2007, 2006 and 2005, traditional life and universal life insurance inforce aggregated $10.3 billion, $9.6 billion and $9.0 billion, respectively, of which $5.4 billion, $4.5 billion and $3.7 billion were reinsured at the respective year ends. Life insurance inforce is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Direct premiums                                                   $33,729       $32,764       $36,202
Reinsurance ceded                                                  (6,925)       (5,661)       (6,006)
-------------------------------------------------------------------------------------------------------
Net premiums                                                      $26,804       $27,103       $30,196
=======================================================================================================



Policy and contract charges are presented on the Statements of Income net of $3.5 million, $3.3 million and $3.3 million of reinsurance ceded for the years ended December 31, 2007, 2006 and 2005, respectively.

Reinsurance recovered from reinsurers amounted to $2.7 million, $3.1 million and $3.1 million, for the years ended December 31, 2007, 2006 and 2005, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

12. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities. Credit risk associated with RiverSource Life of NY's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life of NY may, from time to time, enter into master netting agreements wherever practical. As of December 31, 2007, the total net fair values, excluding accruals, of derivative assets were $19.1 million and derivative liabilities were $426 thousand. The net notional amount of derivatives as of December 31, 2007 was $395.1 million, consisting of $410.6 million purchased and $15.5 million written.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Derivatives Not Designated as Hedges
RiverSource Life of NY has economic hedges that either do not qualify or are not designated for hedge accounting treatment. The fair value assets of purchased derivatives for the year ended December 31 was as follows:

                                                                                   2007
-------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                                   PURCHASED
-------------------------------------------------------------------------------------------
GMWB and GMAB                                                                     $18,923
-------------------------------------------------------------------------------------------
Total                                                                             $18,923
===========================================================================================



Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings. Accordingly, there are no amounts on the Balance Sheets related to these contracts.

Certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to the GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2007, the remaining payments RiverSource Life of NY is scheduled to make for these options total $14.3 million through December 31, 2022.

13. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2007 and 2006, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values of financial instruments at December 31:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair
values                                                  $4,753,107    $4,753,107    $4,447,472    $4,447,472
Commercial mortgage loans, net                             226,481       223,045       255,110       260,005

FINANCIAL LIABILITIES
Net liabilities for which carrying values approximate
fair values                                             $    8,385    $    8,385    $     (945)   $     (945)
Fixed account reserves                                   1,308,317     1,281,504     1,464,602     1,430,427
Separate account liabilities                             2,736,820     2,615,643     2,298,810     2,202,737
-------------------------------------------------------------------------------------------------------------



FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally, these assets are either short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

The fair value of commercial mortgage loans, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values were based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally, these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

Fair values of fixed annuities in deferral status were estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value was estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $94.9 million and $96.2 million as of December 31, 2007 and 2006, respectively. If the fair value of the fixed annuities were realized, the write-off of DAC and DSIC would be $20.6 million and $28.0 million as of December 31, 2007 and 2006, respectively.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Fair values of separate account liabilities, excluding life insurance-related elements of $350.4 million and $320.9 million as of December 31, 2007 and 2006, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of the DAC and DSIC associated with separate account liabilities of $122.2 million and $116.7 million as of December 31, 2007 and 2006, respectively.

14. COMMITMENTS AND CONTINGENCIES

At December 31, 2007 and 2006, RiverSource Life of NY had no material commitments to purchase investments other than mortgage loan fundings (see Note
4).

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2007, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

15. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                 $42,496       $45,990      $ 44,210
Deferred acquisition costs                                         (6,453)       (8,454)      (14,469)
Deferred sales inducement costs                                    (4,220)       (3,877)       (2,577)
Adjustments of future policy benefit liabilities                   (4,408)       11,274       (10,343)
Deferred income tax expense                                         1,184         4,877        14,182
Net investment income                                              (4,744)           --            --
Provision for losses on investments                                    --            --          (500)
Interest maintenance reserves gain/loss transfer and
amortization                                                       (1,964)         (557)       (5,262)
Adjustment to separate account reserves                            19,189        17,774        14,075
Other, net                                                          2,084        (4,026)       (2,439)
-------------------------------------------------------------------------------------------------------
Statutory-basis net income                                        $43,164       $63,001      $ 36,877
=======================================================================================================



The following table is a reconciliation of statutory-basis net income for 2007 previously reported to the New York Department of Insurance in the 2007 Annual Statement to the statutory-basis net income reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis net income, previously reported in the 2007 Annual Statement      $34,027
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis net income, adjusted                                              $43,164
===========================================================================================




RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements      $ 420,247     $ 468,990     $ 459,039
Deferred acquisition costs                                        (234,561)     (241,568)     (230,270)
Deferred sales inducements costs                                   (19,447)      (15,658)      (11,554)
Adjustments of future policy benefit liabilities                    54,115        44,707        27,866
Deferred income tax liabilities                                     45,272        46,869        57,340
Asset valuation reserve                                            (13,891)      (16,631)      (18,077)
Net unrealized loss (gain) on investments                           19,374        20,348          (557)
Adjustments of separate account liabilities                        107,739        94,387        76,613
Premiums due, deferred and in advance                                2,410         4,623           925
Deferred revenue liability                                           5,810         5,426         4,242
Reserves for commercial mortgage loan losses                         1,188         2,718         3,218
Non-admitted assets                                                (27,088)      (24,089)      (35,877)
Interest maintenance reserve                                       (11,807)       (9,867)       (9,310)
Reinsurance ceded reserves                                         (52,645)      (44,276)      (35,042)
Other, net                                                         (13,302)       (4,451)        1,116
-------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                              $ 283,414     $ 331,528     $ 289,672
=======================================================================================================



The following table is a reconciliation of statutory-basis capital and surplus as of December 31, 2007 previously reported to the New York Department of Insurance in the 2007 Annual Statement to the statutory-basis capital and surplus reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, previously reported in the 2007 Annual
Statement                                                                        $274,277
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414
===========================================================================================


S-6337 F (5/08)

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Board Resolution for establishment of 81 subaccounts dated May 20, 2005 filed electronically on or about April 27, 2006 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 and is incorporated herein by reference.

(a)(3) Unanimous written consent of the Board of Directors in lieu of a meeting for the IDS Life Insurance Company adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

(a)(4) Board Resolution for establishment of 91 subaccounts dated April 24, 2007 filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is herein incorporated by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as
Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007 is incorporated by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as Exhibit (d)(1) to Post Effective Amendement No. 20 to Registration Statement No. 333-44644 is herein incorporated by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed an as Exhibit to Registrant's Form N-8B-2 Amendment No. 1, File No. 811-05213 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of CErtificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit
(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 3124 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 3124, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated effective November 15, 2000 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 9130 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 0322-6606 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(6) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 7783-1 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(7) Redacted copy of Amendment Number 2 to the Reinsurance Agreement dated August 18, 2003 and identified as Number 7783-1 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as
Exhibit 27(h) (14) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(6) Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h)
(13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as
Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(h)(8) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 27, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 and is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Apsen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as
Exhibit 27(h)(15) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of new York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit (h)(16) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(18) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(19) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(20) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No.333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(h)(22) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for Succession Select-NY is filed electronically herewith.

(m)(2) Calculations of Illustrations for Variable-Second-To-Die-NY is filed electronically herewith.

(n)(1) Consent of Independent Registered Public Accounting Firm for Succession Select-NY is filed electronically herewith.

(n)(2) Consent of Independent Registered Public Accounting Firm for Variable Second-To-Die-NY is filed electronically herewith.

(o)(1) Not applicable.

(p)(1) Not applicable.

(q)(1) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as an Exhibit to Registrant's Form S-6 with Original Registration Statement, File No. 333-42257 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 31, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 24 to Registration Statement No. 333-44644 is incorporated herein by reference.



Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name                  Principal Business Address*          Positions and Offices with Depositor
-------------------   ----------------------------------   ------------------------------------------
Gumer C. Alvero       1765 Ameriprise Financial Center     Director and Senior Vice President -
                      Minneapolis, MN 55474                Annuities

Timothy V. Bechtold   249 Ameriprise Financial Center      Director, President and
                      Minneapolis, MN 55474                Chief Executive Officer

Walter S. Berman      AMEX Tower WFC                       Vice President and Treasurer
                      200 Vesey St.
                      New York, NY

Maureen A. Buckley    20 Madison Ave. Extension            Director, Vice President,
                      Albany, NY 12203                     Chief Operating Officer,
                                                           Chief Compliance Officer Consumer Affairs
                                                           Officer, Claims Officer and
                                                           Anti-Money Laundering Officer

Rodney P. Burwell     Xerxes Corporation                   Director
                      7901 Xerxes Ave. So.
                      Minneapolis, MN 55431-1253
Richard N. Bush                                            Senior Vice President - Corporate Tax

Pat H. Carey                                               Vice President - Fund Relations

Robert R. Grew        Carter, Ledyard & Milburn            Director
                      2 Wall Street
                      New York, NY 10005-2072

Martin T. Griffin     172 Ameriprise Financial Center      Director
                      Minneapolis, MN 55474

Ronald L. Guzior      Bollam, Sheedy, Torani               Director
                      & Co. LLP CPA's
                      26 Computer Drive West
                      Albany, NY 12205

Jim Hamalainen                                             Vice President - Investments

Gregory C. Johnson                                         Director

Michelle M. Keeley    257 Ameriprise Financial Center      Vice President - Investments
                      Minneapolis, MN 55474

Jean B. Keffeler      1010 Swingley Rd.                    Director
                      Livingston, MT 5904

Timothy J. Masek                                           Vice President-Investments

Thomas R. McBurney    4900 IDS Center                      Director
                      80 South Eighth Street
                      Minneapolis, MN 55402

Jeryl A. Millner      138 Ameriprise Financial Center      Director
                      Minneapolis, MN 55474

Thomas W. Murphy      264 Ameriprise Financial Center      Vice President - Investments
                      Minneapolis, MN 55474

Thomas V. Nicolosi    Ameriprise Financial Services Inc.   Director
                      Suite 220
                      500 Mamaroneck Avenue
                      Harrison, NY 10528
Kevin E. Palmer                                            Vice President and Chief Actuary

David K. Stewart                                           Vice President and Controller

Michael R. Woodward   32 Ellicot St                        Director
                      Suite 100
                      Batavia, NY 14020

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474



Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                               Jurisdiction of
Name of Subsidiary                             Incorporation
--------------------------------------------   ---------------
Advisory Capital Strategies Group Inc.         Minnesota
AEXP Affordable Housing LLC                    Delaware
American Enterprise Investment Services Inc.   Minnesota
American Express Property Casualty Insurance
   Agency of Kentucky, Inc.                    Kentucky
American Express Property Casualty Insurance
   Agency of Maryland, Inc.                    Maryland
American Express Property Casualty Insurance
   Agency of Mississippi, Inc.                 Mississippi
American Express Property Casualty Insurance
   Agency of Pennsylvania, Inc.                Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.  Wisconsin
Ameriprise Bank, FSB                           USA
Ameriprise Capitive Insurance Company          Vermont
Ameriprise Capital Trust I                     Delaware
Ameriprise Capital Trust II                    Delaware
Ameriprise Capital Trust III                   Delaware
Ameriprise Capital Trust IV                    Delaware
Ameriprise Certificate Company                 Delaware
Ameriprise Financial Services,Inc.             Delaware
Ameriprise India Private Ltd.                  India
Ameriprise Insurance Company                   Wisconsin
Ameriprise Trust Company                       Minnesota
Boston Equity General Partner LLC              Delaware
IDS Capital Holdings Inc.                      Minnesota
IDS Futures Corporation                        Minnesota
IDS Management Corporation                     Minnesota
IDS Property Casualty Insurance Company        Wisconsin
IDS REO 1, LLC                                 Minnesota
IDS REO 2, LLC                                 Minnesota
Investors Syndicate Development Corporation    Nevada
Kenwood Capital Management LLC (47.7% owned)   Delaware
Realty Assets, Inc.                            Nebraska
RiverSource CDO Seed Investments, LLC          Minnesota
RiverSource Distributors,Inc.                  Delaware
RiverSource Investments,LLC                    Minnesota
RiverSource Life Insurance Company             Minnesota
RiverSource Life Insurance Co. of New York     New York
RiverSource Service Corporation                Minnesota
RiverSource Tax Advantaged Investments, Inc.   Delaware
Securities America Advisors,Inc.               Nebraska
Securities America Financial Corporation       Nebraska
Securities America, Inc.                       Nebraska
Threadneedle Asset Management Holdings Ltd.    England

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other

Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and
Principal Business Address*   Positions and Offices with Underwriter
---------------------------   ----------------------------------------
Gumer C. Alvero               Director and Vice President

Patrick T. Bannigan           Director and Senior Vice President-Asset
                              Management, Products and Marketing Group

Timothy V. Bechtold           Director

Paul J. Dolan                 Chief Operating Officer and
                              Chief Administrative Officer

Jeffrey P. Fox                Chief Financial Officer

Martin T. Griffin             President-Outside Distribution

Jeffrey L. McGregor, Sr.      President-Inside Distribution

Scott R. Plummer              Chief Counsel

Julie A. Ruether              Chief Compliance Officer

William F. "Ted" Truscott     Chairman of the Board, CEO and President

*    Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                        NET UNDERWRITING
  NAME OF PRINCIPAL       DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
     UNDERWRITER           COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
---------------------   ----------------   ---------------   -----------   ------------
RiverSource
   Distributors, Inc.      $16,934,492          None             None          None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Co., of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 28th day of April, 2008.

                                        RiverSource of New York Account 8
                                        (Registrant)

                                        By RiverSource Life Insurance Co. of New
                                        York
                                        (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2008.



/s/ Gumer C. Alvero*                    Director and Senior Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director, President and Chief
-------------------------------------   Executive Officer
Timothy V. Bechtold                     (Chief executive officer)


/s/ Maureen A. Buckley*                 Director, Vice President, Chief
-------------------------------------   Operating Officer, Consumer
Maureen A. Buckley                      Affairs Officer, Claims
                                        Officer and Anti-Money
                                        Laundering Prevention Officer


/s/ Rodney P. Burwell*                  Director
-------------------------------------
Rodney P. Burwell


/s/ Robert R. Grew*                     Director
-------------------------------------
Robert R. Grew


/s/ Ronald L. Guzior*                   Director
-------------------------------------
Ronald L. Guzior


/s/ Gregory C. Johnson*                 Director
-------------------------------------
Gregory C. Johnson


/s/ Jean B. Keffeler*                   Director
-------------------------------------
Jean B. Keffeler


/s/ Thomas R. McBurney*                 Director
-------------------------------------
Thomas R. McBurney


/s/ Jeryl A. Millner*                   Director
-------------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*                 Director
-------------------------------------
Thomas V. Nicolosi



/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Financial Officer)
David K. Stewart                        (Principal Accounting Officer)


/s/ Michael R. Woodward*                Director
-------------------------------------
Michael R. Woodward

* Signed pursuant to Power of Attorney dated October 31, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 24 to Registration Statement No. 333-44644, by:


/s/ Elisabeth A. Dahl
-------------------------------------
Elisabeth A. Dahl
Assistant General Counsel
and Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 21
                     TO REGISTRATION STATEMENT NO. 333-42257

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Prospectuses for:

RiverSource Succession Select Variable Life Insurance and RiverSource Variable Second-To-Die Life Insurance

Part B.

Statement of Additional Information for RiverSource of New York Account 8.

Part C.

Other information.

The signatures.

Exhibits.

                                  EXHIBIT INDEX

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1) Calculations of Illustrations for Succession Select-New York.

(m)(2) Calculations of Illustrations for Variable Second-To-Die-NY.

(n)(1) Consent of Independent Registered Public Accounting Firm for Succession Select-NY.

(n)(2) Consent of Independent Registered Public Accounting Firm for Variable Second-To-Die-NY.